UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-23746

DoubleLine ETF Trust

(Exact name of registrant as specified in charter)

2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell, President
2002 N. Tampa Street, Suite 200
Tampa, FL 33602
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (813) 791-7333

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 to March 31, 2024

Item 1. Reports to Stockholders.

(a)           The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
March 31, 2024
DoubleLine Opportunistic Bond ETF
NYSE: DBND
DoubleLine Shiller CAPE® U.S. Equities ETF
NYSE: CAPE
DoubleLine Commercial Real Estate ETF
NYSE: DCRE
DoubleLine Mortgage ETF
NYSE: DMBS
DoubleLine Commodity Strategy ETF
NYSE: DCMT
DoubleLine Fortune 500 Equal Weight ETF
NYSE: DFVE
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

Semi-Annual Report
|
March 31, 2024

Table of Contents
Page
President’s Letter 4
Schedules of Investments 5
Statements of Assets and Liabilities 38
Statements of Operations 39
Statements of Changes in Net Assets 40
Financial Highlights 43
Notes to Financial Statements 49
Shareholder Expenses 69
Evaluation of Advisory Agreements by the Board of Trustees 70
Information About Proxy Voting 79
Information About Portfolio Holdings 79
Householding—Important Notice Regarding Delivery of Shareholder Documents 80
Privacy Policy 81

President’s Letter

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
Dear Shareholder,
On behalf of the team at DoubleLine, I am pleased to deliver the Semi-Annual Report for the DoubleLine ETF Trust for the six-
month period ended March 31, 2024. On the following pages, you will find specific information regarding each Fund’s operations and holdings.
If you have any questions regarding the Funds, please don’t hesitate to call us at 1 (855) 937-0772 or visit our website www.
doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.
Sincerely,
Ronald R. Redell, CFA
President
DoubleLine ETF Trust
May 1, 2024

Schedule of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 8.5%
Aaset Trust ,
476,293 Series 2021-2A-A 2.80%
(a)
01/15/2047 418,074
Affirm Asset Securitization Trust ,
750,000 Series 2022-A-A 4.30%
(a)
05/17/2027 745,291
528,192 Series 2023-X1-A 7.11%
(a)
11/15/2028 530,769
Aligned Data Centers Issuer LLC ,
600,000 Series 2023-1A-A2 6.00%
(a)
08/17/2048 600,866
AMSR Trust ,
2,100,000 Series 2023-SFR2-A 3.95%
(a)
06/17/2040 1,997,414
Carvana Auto Receivables Trust ,
1,000,000 Series 2023-P5-A2 5.77%
(a)
04/12/2027 1,000,411
Compass Datacenters Issuer II LLC ,
500,000 Series 2024-1A-B 7.00%
(a)
02/25/2049 500,532
CyrusOne Data Centers Issuer I LLC ,
500,000 Series 2023-1A-A2 4.30%
(a)
04/20/2048 471,209
DataBank Issuer ,
500,000 Series 2023-1A-A2 5.12%
(a)
02/25/2053 475,753
Diamond Resorts Owner Trust ,
125,849 Series 2021-1A-A 1.51%
(a)
11/21/2033 117,999
EWC Master Issuer LLC ,
491,250 Series 2022-1A-A2 5.50%
(a)
03/15/2052 468,316
GLS Auto Receivables Issuer Trust ,
181,020 Series 2021-2A-C 1.08%
(a)
06/15/2026 179,357
Greystone CRE Notes Ltd. ,
240,000 Series 2021-FL3-B
(CME Term SOFR
1 Month + 1.76%,
1.65% Floor) 7.09%
(a)
07/15/2039 233,215
Hilton Grand Vacations Trust ,
216,683 Series 2022-1D-C 4.69%
(a)
06/20/2034 209,104
Lendbuzz Securitization Trust ,
554,047 Series 2022-1A-A 4.22%
(a)
05/17/2027 544,908
Lunar Structured Aircraft Portfolio Notes ,
793,987 Series 2021-1-A 2.64%
(a)
10/15/2046 707,400
MetroNet Infrastructure Issuer LLC ,
300,000 Series 2023-1A-A2 6.56%
(a)
04/20/2053 304,724
Mosaic Solar Loan Trust ,
565,949 Series 2018-2GS-A 4.20%
(a)
02/22/2044 526,871
Pagaya AI Debt Trust ,
281,174 Series 2023-3-A 7.60%
(a)
12/16/2030 283,166
670,000 Series 2024-1-A 6.66%
(a)
07/15/2031 672,514
PAGAYA AI Debt Trust ,
104,031 Series 2022-2-A 4.97%
(a)
01/15/2030 103,567
PRET LLC ,
326,996 Series
2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 322,204
Progress Residential Trust ,
2,700,000 Series 2024-SFR2-A 3.30%
(a)
04/17/2041 2,469,811
Prosper Marketplace Issuance Trust ,
602,032 Series 2023-1A-A 7.06%
(a)
07/16/2029 604,115
PRPM LLC ,
986,352 Series 2022-5-A1 6.90%
(a)(b)
09/27/2027 990,358
Santander Drive Auto Receivables Trust ,
403,628 Series 2020-4-D 1.48% 01/15/2027 396,620
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 471,175
SERVPRO Master Issuer LLC ,
500,000 Series 2024-1A-A2 6.17%
(a)
01/25/2054 506,997
Sierra Timeshare Receivables Funding LLC ,
209,935 Series 2019-2A-A 2.59%
(a)
05/20/2036 208,157
SMB Private Education Loan Trust ,
705,500 Series 2021-A-B 2.31%
(a)
01/15/2053 658,856
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Theorem Funding Trust ,
237,824 Series 2023-1A-A 7.58%
(a)
04/15/2029 239,682
TierPoint Issuer LLC ,
500,000 Series 2023-1A-A2 6.00%
(a)
06/25/2053 486,297
Upstart Securitization Trust ,
390,732 Series 2021-4-B 1.84%
(a)
09/20/2031 383,851
1,000,000 Series 2021-5-B 2.49%
(a)
11/20/2031 983,998
Vantage Data Centers Issuer LLC ,
592,628 Series 2019-1A-A2 3.19%
(a)
07/15/2044 587,105
VOLT C LLC ,
298,730 Series
2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 288,784
VOLT CI LLC ,
365,381 Series
2021-NP10-A1 1.99%
(a)(b)
05/25/2051 352,303
Washington Mutual WMABS Trust ,
3,574,249 Series 2007-HE2-
2A2 (CME Term
SOFR 1 Month
+ 0.33%, 0.22%
Floor) 5.66% 02/25/2037 1,024,242
Total Asset Backed Obligations
(Cost $21,877,589) 22,066,015
BANK LOANS 2.8%
1011778 B.C. Unlimited Liability Co. ,
69,825 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.58% 09/20/2030 69,869
Access CIG LLC ,
129,587 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.00%, 0.50%
Floor) 10.33% 08/18/2028 129,891
Acrisure LLC ,
99,225 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
3.50%)
(c)
8.94% 02/15/2027 99,287
Acuris Finance U.S., Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.50%
Floor) 9.45% 02/16/2028 70,011
ADMI Corp. ,
29,695 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.19% 12/23/2027 28,748
Air Canada ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 7.83% 03/14/2031 45,141

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
AlixPartners LLP ,
89,082 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.94% 02/04/2028 89,293
Alliant Holdings Intermediate LLC ,
109,450 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.83% 11/06/2030 110,021
Allied Universal Holdco LLC ,
119,084 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.18% 05/12/2028 119,073
Allspring Buyer LLC ,
59,544 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.81% 11/01/2028 59,577
Alterra Mountain Co. ,
89,086 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.94% 08/17/2028 89,569
Altice France SA ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50%) 10.81% 08/15/2028 24,009
American Airlines, Inc. ,
136,051 Senior Secured
First Lien Term
Loan (CME Term
SOFR 6 Month +
3.50%) 8.77% 06/04/2029 136,647
Applied Systems, Inc. ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.81% 02/24/2031 85,607
10,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.25%) 10.56% 02/23/2032 10,372
APX Group, Inc. ,
114,124 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.25%, 0.50%
Floor) 10.75% 07/10/2028 114,539
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Artera Services LLC ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.50%) 9.81% 02/15/2031 35,175
AssuredPartners, Inc. ,
34,812 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.08% 02/12/2027 34,892
Asurion LLC ,
54,861 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.68% 08/19/2028 53,078
athenahealth Group, Inc. ,
39,673 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.58% 02/15/2029 39,397
Aveanna Healthcare LLC ,
69,643 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.19% 07/17/2028 67,143
Bausch & Lomb Corp. ,
74,058 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.68% 05/10/2027 73,373
29,850 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.33% 09/29/2028 29,887
BCPE Empire Holdings, Inc. ,
119,400 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.50%
Floor) 9.33% 12/11/2028 119,669
Boxer Parent Co., Inc. ,
139,650 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.58% 12/29/2028 140,712
Brand Industrial Services, Inc. ,
34,912 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.50%, 0.50%
Floor) 10.81% 08/01/2030 35,105

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Brown Group Holding LLC ,
34,904 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.18% 06/07/2028 34,920
Buckeye Partners LP ,
15,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.00%) 7.33% 11/01/2026 15,045
Caesars Entertainment, Inc. ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.75%, 0.50%
Floor) 8.04% 02/06/2031 90,183
Camelot U.S. Acquisition LLC ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.08% 01/31/2031 45,034
Carnival Corp. ,
24,813 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.75%
Floor) 8.32% 08/09/2027 24,880
Catalent Pharma Solutions, Inc. ,
118,772 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.00%, 0.50%
Floor) 7.44% 02/22/2028 118,847
Cengage Learning Acquisitions, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.25%, 1.00%
Floor) 9.58% 03/18/2031 30,005
Central Parent LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.00%) 9.31% 07/06/2029 30,123
Charter Communications Operating LLC ,
104,738 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 7.33% 12/07/2030 103,813
Charter Next Generation, Inc. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.75%
Floor) 8.83% 12/01/2027 35,103
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
CHG Healthcare Services, Inc. ,
128,680 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.69% 09/29/2028 128,935
ClubCorp Holdings, Inc. ,
34,532 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.00%) 10.61% 09/18/2026 34,643
Clydesdale Acquisition Holdings, Inc. ,
39,898 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.68%, 0.50%
Floor) 9.11% 04/13/2029 39,998
Cotiviti Holdings, Inc. ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.58% 02/24/2031 104,869
CSC Holdings LLC ,
19,896 Senior Secured
First Lien Term
Loan (1 Month
LIBOR USD +
2.50%)
(c)
7.94% 04/15/2027 18,042
DCert Buyer, Inc. ,
69,728 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.00%) 9.33% 10/16/2026 69,489
DG Investment Intermediate Holdings 2, Inc. ,
69,821 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.19% 03/31/2028 69,896
DIRECTV Financing LLC ,
10,860 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 5.00%, 0.75%
Floor) 10.44% 08/02/2027 10,887
Dynasty Acquisition Co., Inc. ,
79,625 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.83% 08/24/2028 79,832
Eagle Parent Corp. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 9.55% 04/02/2029 34,749

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Ecovyst Catalyst Technologies LLC ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 2.50%, 0.50%
Floor) 7.91% 06/09/2028 30,023
EG Group Ltd. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 5.50%, 0.50%
Floor) 11.24% 02/28/2028 34,912
Fertitta Entertainment LLC ,
134,063 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.08% 01/27/2029 134,538
Focus Financial Partners LLC ,
114,413 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.50%, 0.50%
Floor) 7.83% 06/30/2028 114,113
Gainwell Acquisition Corp. ,
149,293 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.00%, 0.75%
Floor) 9.41% 10/01/2027 143,079
Garda World Security Corp. ,
85,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.25%) 9.58% 02/01/2029 85,266
Genesys Cloud Services Holdings I LLC ,
34,147 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.44% 12/01/2027 34,287
GIP Pilot Acquisition Partners LP ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.00%) 8.33% 10/04/2030 20,090
Great Outdoors Group LLC ,
99,490
Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.19% 03/06/2028 99,669
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Grifols Worldwide Operations Ltd. ,
25,507 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.00%) 7.46% 11/15/2027 24,753
Hexion Holdings Corp. ,
34,911 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.50%, 0.50%
Floor) 9.98% 03/15/2029 34,425
Husky Injection Molding Systems Ltd. ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
5.00%) 10.33% 02/01/2029 105,405
Ineos Quattro Holdings UK Ltd. ,
75,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
4.25%) 9.68% 04/02/2029 74,953
Ineos U.S. Finance LLC ,
104,213 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.93% 02/18/2030 104,343
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.08% 02/07/2031 45,112
Kenan Advantage Group, Inc. ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.08% 01/25/2029 80,175
Kronos Acquisition Holdings, Inc. ,
29,846 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.31% 12/22/2026 29,919
LifePoint Health, Inc. ,
140,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
5.50%) 11.09% 11/16/2028 140,538
Lummus Technology Holdings V LLC ,
136,575 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.94% 12/31/2029 136,903

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Mavis Tire Express Services Topco Corp. ,
68,478 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.08% 05/04/2028 68,673
McAfee Corp. ,
29,773 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.18% 03/01/2029 29,787
Mitchell International, Inc. ,
34,822 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.19% 10/15/2028 34,876
MIWD Holdco II LLC ,
25,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.83% 03/20/2031 25,148
Motion Acquisition Ltd. ,
145,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 9.07% 11/12/2029 144,946
Olympus Water U.S. Holding Corp. ,
59,568 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.75%, 0.50%
Floor) 9.32% 11/09/2028 59,677
Ontario Gaming GTA LP ,
29,925 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 4.25%, 0.50%
Floor) 9.56% 08/01/2030 30,064
Organon & Co. ,
27,349 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.43% 06/02/2028 27,480
Osmosis Buyer Ltd. ,
138,777 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.50%
Floor) 9.07% 07/31/2028 139,182
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Pacific Dental Services LLC ,
90,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.58% 03/07/2031 90,131
Parexel International, Inc. ,
113,838 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.69% 11/15/2028 114,227
Penn Entertainment, Inc. ,
128,417 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.18% 05/03/2029 128,698
PetSmart LLC ,
118,782 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.75%, 0.75%
Floor) 9.18% 02/11/2028 118,658
Playa Resorts Holding BV ,
59,548 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.58% 01/05/2029 59,792
Pregis TopCo LLC ,
49,611 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.08% 07/31/2026 49,744
Proofpoint, Inc. ,
128,143 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.69% 08/31/2028 128,353
Quikrete Holdings, Inc. ,
24,810 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.19% 03/19/2029 24,851
RealPage, Inc. ,
119,084 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.00%, 0.50%
Floor) 8.44% 04/24/2028 116,016

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Scientific Games Holdings LP ,
44,660 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month
+ 3.25%, 0.50%
Floor) 8.58% 04/04/2029 44,703
SMG U.S. Midco 2, Inc. ,
118,760 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.50%) 8.07% 01/23/2025 118,865
Sotera Health Holdings LLC ,
115,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 2.75%, 0.50%
Floor) 8.19% 12/11/2026 114,808
SRS Distribution, Inc. ,
129,668 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.50%, 0.50%
Floor) 8.94% 06/02/2028 130,711
Station Casinos LLC ,
40,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.58% 03/14/2031 39,995
StubHub Holdco Sub LLC ,
45,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
4.75%) 10.08% 03/15/2030 45,122
SWF Holdings I Corp. ,
34,734 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 4.00%, 0.75%
Floor) 9.44% 10/06/2028 32,057
TK Elevator Midco GmbH ,
160,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.50%) 8.83% 04/30/2030 160,722
TransDigm, Inc. ,
49,875 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.25%) 8.60% 02/28/2031 50,175
UKG, Inc. ,
70,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
3.50%) 8.81% 02/10/2031 70,448
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
United AirLines, Inc. ,
105,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.75%) 8.08% 02/22/2031 105,295
Vestis Corp. ,
35,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 3 Month +
2.25%) 7.58% 02/22/2031 35,044
Vistra Zero Operating Co. LLC ,
20,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.08% 03/19/2031 20,025
Wand Newco 3, Inc. ,
65,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.08% 01/30/2031 65,259
WEC U.S. Holdings Ltd. ,
120,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.75%) 8.08% 01/27/2031 120,000
WestJet Loyalty LP ,
80,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.75%) 9.07% 02/14/2031 80,100
Whatabrands LLC ,
123,772 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month
+ 3.25%, 0.50%
Floor) 8.69% 08/03/2028 123,989
Wyndham Hotels & Resorts, Inc. ,
59,550 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
2.25%) 7.68% 05/24/2030 59,829
Zayo Group Holdings, Inc. ,
30,000 Senior Secured
First Lien Term
Loan (CME Term
SOFR 1 Month +
3.00%) 8.44% 03/09/2027 26,409
Total Bank Loans
(Cost $7,273,785) 7,335,740
COLLATERALIZED LOAN OBLIGATIONS 3.7%
37 Capital CLO 4 Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.12%
(a)
01/15/2034 502,627

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
Bain Capital Credit CLO Ltd. ,
500,000 Series 2023-4A-C
(CME Term SOFR
3 Month + 2.90%,
2.90% Floor) 8.32%
(a)
10/21/2036 502,730
CBAM Ltd. ,
500,000 Series 2017-2A-BR
(CME Term SOFR
3 Month + 2.11%,
1.85% Floor) 7.43%
(a)
07/17/2034 500,408
Dryden 78 CLO Ltd. ,
500,000 Series 2020-78A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.08%
(a)
04/17/2033 500,324
Eaton Vance CLO Ltd. ,
500,000 Series
2013-1A-A23R
(CME Term SOFR
3 Month + 1.81%,
1.55% Floor) 7.13%
(a)
01/15/2034 498,513
Empower CLO Ltd. ,
500,000 Series 2023-2A-B
(CME Term SOFR
3 Month + 2.75%,
2.75% Floor) 8.06%
(a)
07/15/2036 503,605
LoanCore Issuer Ltd. ,
164,263 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.74%
(a)
07/15/2036 163,516
Marble Point CLO XI Ltd. ,
500,000 Series 2017-2A-B
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.06%
(a)
12/18/2030 500,305
MF1 Ltd. ,
150,849 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.52%
(a)
10/16/2036 150,119
Octagon Investment Partners 45 Ltd. ,
500,000 Series 2019-1A-BR
(CME Term SOFR
3 Month + 1.85%,
1.85% Floor) 7.16%
(a)
04/15/2035 495,950
Park Avenue Institutional Advisers CLO Ltd. ,
500,000 Series 2018-1A-BR
(CME Term SOFR
3 Month + 2.36%,
2.10% Floor) 7.68%
(a)
10/20/2031 500,639
Race Point IX CLO Ltd. ,
1,000,000 Series 2015-9A-BR
(CME Term SOFR
3 Month + 2.41%,
0.26% Floor) 7.73%
(a)
10/15/2030 998,012
Sound Point CLO XXXI Ltd. ,
500,000 Series 2021-3A-D
(CME Term SOFR
3 Month + 3.51%,
3.25% Floor) 8.84%
(a)
10/25/2034 485,979
Steele Creek CLO Ltd. ,
795,767 Series 2017-1A-A
(CME Term SOFR
3 Month + 1.51%) 6.83%
(a)
10/15/2030 796,466
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
STWD Ltd. ,
300,000 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.84%
(a)
07/15/2038 296,269
142,152 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.64%
(a)
04/18/2038 140,469
TRTX Issuer Ltd. ,
182,928 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.64%
(a)
03/15/2038 181,362
Venture XXVI CLO Ltd. ,
500,000 Series 2017-26A-BR
(CME Term SOFR
3 Month + 1.96%,
1.70% Floor) 7.28%
(a)
01/20/2029 498,132
Voya CLO Ltd. ,
1,000,000 Series 2013-1A-BR
(CME Term SOFR
3 Month + 2.16%) 7.48%
(a)
10/15/2030 998,278
Wellfleet CLO Ltd. ,
500,000 Series 2017-3A-A2
(CME Term SOFR
3 Month + 1.76%,
1.50% Floor) 7.08%
(a)
01/17/2031 500,313
Total Collateralized Loan Obligations
(Cost $9,489,933) 9,714,016
FOREIGN CORPORATE BONDS 7.6%
AUSTRALIA 0.5%
285,000 BHP Billiton
Finance USA Ltd. 5.25% 09/08/2030 289,974
185,000 Glencore Funding
LLC 1.63%
(a)
04/27/2026 171,600
310,000 Glencore Funding
LLC 5.37%
(a)
04/04/2029 310,723
350,000 Macquarie Group
Ltd. (SOFR +
2.21%) 5.11%
(a)
08/09/2026 348,281
355,000 Westpac Banking
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.53%) 3.02% 11/18/2036 291,947
1,412,525
BERMUDA 0.1%
325,000 Triton Container
International Ltd. 3.25% 03/15/2032 264,286
BRAZIL 0.8%
200,000 Banco do Brasil
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 10 Year
+ 4.40%) 6.25%
(d)
04/15/2024 201,120

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Banco do Estado
do Rio Grande
do Sul SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.93%) 5.38% 01/28/2031 193,428
200,000 Braskem
Netherlands
Finance BV (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
8.22%) 8.50% 01/23/2081 200,727
250,000 Cosan Overseas
Ltd. 8.25%
(d)
05/05/2024 256,094
200,000 CSN Resources SA 5.88% 04/08/2032 175,114
342,716 Guara Norte Sarl 5.20% 06/15/2034 312,958
200,000 Minerva
Luxembourg SA 4.38% 03/18/2031 167,334
161,272 MV24 Capital BV 6.75% 06/01/2034 151,871
314,745 Prumo
Participacoes e
Investimentos
S/A 7.50% 12/31/2031 314,578
200,000 Simpar Europe SA 5.20% 01/26/2031 174,997
2,148,221
CANADA 0.4%
310,000 Bank of Montreal
(5 Year Swap
Rate USD +
1.43%) 3.80% 12/15/2032 289,348
90,000 Bombardier, Inc. 7.88%
(a)
04/15/2027 90,119
75,000 Bombardier, Inc. 8.75%
(a)
11/15/2030 80,177
30,000 Garda World
Security Corp. 4.63%
(a)
02/15/2027 28,767
35,000 Garda World
Security Corp. 6.00%
(a)
06/01/2029 31,369
140,000 Husky Injection
Molding Systems
Ltd. 9.00%
(a)
02/15/2029 144,952
80,000 Parkland Corp. 4.63%
(a)
05/01/2030 73,823
145,000 Royal Bank of
Canada 5.15% 02/01/2034 145,206
85,000 Titan Acquisition
Ltd. 7.75%
(a)
04/15/2026 84,971
968,732
CAYMAN ISLANDS 0.1%
212,431 Global Aircraft
Leasing Co. Ltd. 6.50%
(a)
09/15/2024 202,269
CHILE 0.4%
200,000 Agrosuper SA 4.60% 01/20/2032 172,917
400,000 CAP SA 3.90% 04/27/2031 314,466
198,056 Chile Electricity PEC
SpA 0.00% 01/25/2028 155,771
258,880 GNL Quintero SA 4.63% 07/31/2029 253,437
896,591
CHINA 0.2%
595,000 NXP BV 3.88% 06/18/2026 577,765
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
COLOMBIA 0.7%
206,250 AI Candelaria Spain
SA 7.50% 12/15/2028 202,147
250,000 AI Candelaria Spain
SA 5.75% 06/15/2033 203,090
200,000 Banco de Bogota
SA 6.25% 05/12/2026 200,086
300,000 Banco GNB
Sudameris SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.56%) 7.05% 04/03/2027 299,942
200,000 Bancolombia SA
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.94%) 4.63% 12/18/2029 195,083
200,000 Canacol Energy Ltd. 5.75% 11/24/2028 88,674
200,000 Empresas Publicas
de Medellin ESP 4.25% 07/18/2029 173,826
171,860 Fideicomiso PA
Pacifico Tres 8.25% 01/15/2035 163,388
400,000 Geopark Ltd. 5.50% 01/17/2027 363,620
1,889,856
GUATEMALA 0.3%
150,000 Banco Industrial
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.44%) 4.88% 01/29/2031 143,811
400,000 CT Trust 5.13% 02/03/2032 354,905
180,000 Millicom
International
Cellular SA 6.25% 03/25/2029 175,908
674,624
INDIA 0.5%
177,500 Adani International
Container
Terminal Pvt. Ltd. 3.00% 02/16/2031 151,446
400,000 Adani Ports &
Special Economic
Zone Ltd. 4.20% 08/04/2027 369,843
157,000 Adani Transmission
Step-One Ltd. 4.25% 05/21/2036 133,289
161,000 JSW Hydro Energy
Ltd. 4.13% 05/18/2031 142,834
200,000 Network i2i Ltd.
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
4.27%) 5.65%
(d)
01/15/2025 198,827
250,000 Reliance Industries
Ltd. 4.13% 01/28/2025 246,802
200,000 UPL Corp. Ltd. 4.50% 03/08/2028 171,979
1,415,020
INDONESIA 0.6%
250,000 Adaro Indonesia PT 4.25% 10/31/2024 246,862
200,000 Freeport Indonesia
PT 4.76% 04/14/2027 195,776

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Freeport Indonesia
PT 5.32% 04/14/2032 195,838
200,000 Indonesia Asahan
Aluminium PT 5.45% 05/15/2030 197,777
309,680 LLPL Capital Pte.
Ltd. 6.88% 02/04/2039 310,070
185,960 Minejesa Capital
BV 4.63% 08/10/2030 176,955
200,000 Minejesa Capital
BV 5.63% 08/10/2037 182,113
1,505,391
IRELAND 0.2%
500,000 Avolon Holdings
Funding Ltd. 5.75%
(a)
03/01/2029 497,927
100,000 GGAM Finance Ltd. 6.88%
(a)
04/15/2029 100,625
598,552
KUWAIT 0.1%
200,000 MEGlobal Canada
ULC 5.00% 05/18/2025 197,733
MEXICO 0.9%
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
4.64%) 5.88%
(d)
01/24/2027 190,735
200,000 Banco Mercantil
del Norte SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 10 Year
+ 5.35%) 7.63%
(d)
01/10/2028 200,342
200,000 Banco Nacional
de Comercio
Exterior SNC (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.00%) 2.72% 08/11/2031 181,160
200,000 Banco Santander
Mexico SA
Institucion de
Banca Multiple
Grupo Financiero
Santand (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 7.53% 10/01/2028 208,159
400,000 BBVA Bancomer
SA (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.65%) 5.13% 01/18/2033 371,996
200,000 Buffalo Energy
Mexico Holdings 7.88%
(a)
02/15/2039 216,663
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Cemex SAB de CV
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
5.16%) 9.13%
(a)(d)
03/14/2028 217,396
200,000 Comision Federal
de Electricidad 3.35% 02/09/2031 167,485
379,272 Mexico Generadora
de Energia S de rl 5.50% 12/06/2032 373,673
100,000 Petroleos
Mexicanos 6.75% 09/21/2047 66,578
50,000 Southern Copper
Corp. 3.88% 04/23/2025 49,036
180,934 Tierra Mojada
Luxembourg II
Sarl 5.75% 12/01/2040 166,380
2,409,603
PARAGUAY 0.2%
130,161 Bioceanico
Sovereign
Certificate Ltd. 0.00% 06/05/2034 95,689
200,000 Frigorifico
Concepcion SA 7.70% 07/21/2028 175,424
346,667 Rutas 2 & 7 Finance
Ltd. 0.00% 09/30/2036 236,719
507,832
PERU 0.9%
50,000 Banco de Credito
del Peru S.A. 5.85%
(a)
01/11/2029 50,612
250,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.00%) 3.13% 07/01/2030 239,590
50,000 Banco de Credito
del Peru SA (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
2.45%) 3.25% 09/30/2031 46,213
200,000 Banco
Internacional
del Peru SAA
Interbank (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
3.71%) 4.00% 07/08/2030 192,221
400,000 Cia de Minas
Buenaventura
SAA 5.50% 07/23/2026 386,153
200,000 Corp. Financiera
de Desarrollo SA
(3 Month LIBOR
USD + 5.61%)
(c)
5.25% 07/15/2029 199,834
200,000 Inkia Energy Ltd. 5.88% 11/09/2027 195,888
50,000 InRetail Shopping
Malls 5.75% 04/03/2028 48,821
87,352 Lima Metro Line 2
Finance Ltd. 5.88% 07/05/2034 86,727

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
200,000 Minsur SA 4.50% 10/28/2031 175,419
209,000 Orazul Energy Peru
SA 5.63% 04/28/2027 198,099
400,000 Petroleos del Peru
SA 5.63% 06/19/2047 269,064
200,000 Transportadora de
Gas del Peru SA 4.25% 04/30/2028 194,646
2,283,287
SINGAPORE 0.3%
400,000 Oversea-Chinese
Banking Corp.
Ltd. (US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
1.58%) 1.83% 09/10/2030 378,219
400,000 United Overseas
Bank Ltd. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.23%) 2.00% 10/14/2031 366,593
744,812
SOUTH AFRICA 0.2%
200,000 Gold Fields Orogen
Holdings BVI Ltd. 5.13% 05/15/2024 199,376
200,000 Sasol Financing
USA LLC 4.38% 09/18/2026 189,310
200,000 Sasol Financing
USA LLC 5.50% 03/18/2031 168,663
557,349
UNITED KINGDOM 0.1%
190,000 BAT Capital Corp. 4.54% 08/15/2047 146,826
50,000 Macquarie
Airfinance
Holdings Ltd. 6.50%
(a)
03/26/2031 50,929
197,755
VIETNAM 0.1%
230,573 Mong Duong
Finance Holdings
BV 5.13% 05/07/2029 220,606
Total Foreign Corporate Bonds
(Cost $19,117,722) 19,672,809
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 5.4%
BANK ,
300,000 Series 2018-BN11-C 4.37%
(e)
03/15/2061 267,378
200,000 Series
2018-BN14-A3 3.97% 09/15/2060 191,349
160,000 Series
2019-BN23-A3 2.92% 12/15/2052 142,939
220,000 Series
2021-BN32-A4 2.35% 04/15/2054 188,450
300,000 Series
2021-BN38-A5 2.52% 12/15/2064 251,216
307,000 Series
2022-BNK43-C 5.23%
(e)
08/15/2055 261,123
6,004,756 Series
2023-BNK46-XA 0.62%
(e)(f)
08/15/2056 243,573
Bank of America Merrill Lynch Commercial Mortgage Trust ,
266,000 Series 2016-UB10-C 4.82%
(e)
07/15/2049 249,575
197,912 Series
2017-BNK3-A3 3.31% 02/15/2050 188,871
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BANK5 ,
11,929,396 Series
2023-5YR1-XA 0.27%
(e)(f)
04/15/2056 127,847
BBCMS Mortgage Trust ,
300,000 Series 2021-C12-A5 2.69% 11/15/2054 255,974
180,000 Series 2021-C12-AS 2.90% 11/15/2054 151,017
250,000 Series 2021-C9-A5 2.30% 02/15/2054 210,560
100,000 Series 2022-C16-A5 4.60%
(e)
06/15/2055 97,169
200,000 Series 2022-C17-A5 4.44% 09/15/2055 192,107
250,000 Series 2023-C19-A5 5.45% 04/15/2056 257,524
Benchmark Mortgage Trust ,
7,533,518 Series 2018-B2-XA 0.45%
(e)(f)
02/15/2051 93,206
150,000 Series
2019-B14-ASB 2.96% 12/15/2062 141,860
189,397 Series 2020-B19-A2 1.69% 09/15/2053 177,705
250,000 Series 2021-B31-A5 2.67% 12/15/2054 211,551
250,000 Series 2022-B35-C 4.44%
(e)
05/15/2055 194,475
305,000 Series 2022-B37-C 5.75%
(e)
11/15/2055 262,443
200,000 Series 2023-B38-A4 5.52% 04/15/2056 206,455
7,096,043 Series 2023-V3-XA 0.81%
(e)(f)
07/15/2056 217,871
BMO Mortgage Trust ,
225,000 Series 2024-5C3-AS 6.29%
(e)
02/15/2057 230,762
BPR Trust ,
251,000 Series 2021-TY-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.49%
(a)
09/15/2038 249,634
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(e)
05/15/2052 414,114
CFCRE Commercial Mortgage Trust ,
184,634 Series 2016-C6-A2 2.95% 11/10/2049 175,467
Citigroup Commercial Mortgage Trust ,
250,000 Series 2015-GC27-C 4.42%
(e)
02/10/2048 238,471
311,815 Series 2017-P7-A3 3.44% 04/14/2050 296,237
300,000 Series 2018-B2-A3 3.74% 03/10/2051 284,363
272,432 Series 2018-C5-A3 3.96% 06/10/2051 259,579
100,000 Series
2022-GC48-A5 4.58%
(e)
05/15/2054 97,163
Commercial Mortgage Trust ,
205,000 Series 2016-DC2-C 4.66%
(e)
02/10/2049 188,955
CSMC Trust ,
273,000 Series 2021-B33-A2 3.17%
(a)
10/10/2043 230,247
DBJPM Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(e)
05/10/2049 263,751
250,000 Series 2020-C9-ASB 1.88% 08/15/2053 223,612
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.64%
(a)(e)
06/05/2035 220,768
FIVE Mortgage Trust ,
250,000 Series 2023-V1-D 6.30%
(a)(e)
02/10/2056 227,692
GS Mortgage Securities Corp. II ,
250,000 Series 2023-SHIP-A 4.32%
(a)(e)
09/10/2038 243,076
GS Mortgage Securities Trust ,
9,374,207 Series 2017-GS7-XA 1.08%
(e)(f)
08/10/2050 252,300
250,000 Series
2019-GC42-A3 2.75% 09/10/2052 222,200
250,000 Series 2019-GSA1-C 3.81%
(e)
11/10/2052 210,937
IMT Trust ,
250,000 Series
2017-APTS-AFX 3.48%
(a)
06/15/2034 247,842
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
488,140
Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 5.92%
(a)
04/15/2037 466,932

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(e)
08/15/2047 312,143
JPMCC Commercial Mortgage Securities Trust ,
8,051,220 Series 2017-JP6-XA 1.02%
(e)(f)
07/15/2050 180,327
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.13%
(a)(e)
04/20/2048 238,881
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.26%
(e)
11/15/2049 208,650
Morgan Stanley Capital I Trust ,
283,000 Series 2018-L1-C 4.78%
(e)
10/15/2051 243,865
MSWF Commercial Mortgage Trust ,
237,098 Series 2023-2-A1 5.96% 12/15/2056 236,593
NJ Trust ,
250,000 Series 2023-GSP-A 6.48%
(a)(e)
01/06/2029 261,575
UBS Commercial Mortgage Trust ,
273,308 Series 2017-C4-A3 3.30% 10/15/2050 256,092
200,000 Series 2018-C8-C 4.68%
(e)
02/15/2051 172,227
WB Commercial Mortgage Trust ,
239,000 Series 2024-HQ-A 6.13%
(a)(e)
03/15/2040 241,162
Wells Fargo Commercial Mortgage Trust ,
247,042 Series 2015-C27-A4 3.19% 02/15/2048 242,610
250,000 Series
2015-LC22-A4 3.84% 09/15/2058 243,036
306,000 Series 2017-C41-B 4.19%
(e)
11/15/2050 270,151
320,000 Series 2018-C45-C 4.73% 06/15/2051 299,901
250,000 Series 2019-C50-C 4.35% 05/15/2052 218,657
270,000 Series 2020-C58-A3 1.81% 07/15/2053 227,865
246,000 Series 2021-C60-A3 2.06% 08/15/2054 206,920
WFRBS Commercial Mortgage Trust ,
8,316,430 Series 2014-C21-XA 0.97%
(e)(f)
08/15/2047 4,607
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $13,935,891) 14,091,602
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.3%
BRAVO Residential Funding Trust ,
1,167,278 Series
2023-NQM3-A1 4.85%
(a)(b)
09/25/2062 1,139,958
1,836,611 Series
2023-NQM5-A1 6.50%
(a)(b)
06/25/2063 1,851,582
Citigroup Mortgage Loan Trust ,
513,077 Series
2007-AR8-2A1A 4.47%
(e)
07/25/2037 435,094
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-
1M2 (SOFR 30
Day Average +
1.90%) 7.22%
(a)
12/25/2041 504,096
Cross Mortgage Trust ,
1,000,000 Series 2024-H1-M1 7.07%
(a)(e)
12/25/2068 998,383
Deephaven Residential Mortgage Trust ,
935,524 Series 2022-2-A1 4.30%
(a)(e)
03/25/2067 895,762
FHLMC STACR REMIC Trust ,
500,000 Series 2022-DNA2-
M1B (SOFR 30
Day Average +
2.40%) 7.72%
(a)
02/25/2042 509,769
HOMES Trust ,
880,619 Series
2023-NQM1-A1 6.18%
(a)(b)
01/25/2068 879,926
Legacy Mortgage Asset Trust ,
417,375 Series 2021-GS2-A1 1.75%
(a)(b)
04/25/2061 405,656
New Residential Mortgage Loan Trust ,
902,002 Series
2019-RPL2-A1 3.25%
(a)(e)
02/25/2059 855,424
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
988,064 Series
2024-NQM1-A1 6.13%
(a)(b)
03/25/2064 992,953
OBX Trust ,
1,624,561 Series
2023-NQM10-A1 6.46%
(a)(b)
10/25/2063 1,636,160
875,800 Series
2023-NQM2-A1 6.32%
(a)(b)
01/25/2062 877,130
865,377 Series
2023-NQM3-A3 6.76%
(a)(b)
02/25/2063 866,970
RFMSI Trust ,
1,388,019 Series 2006-S4-A7 6.00% 04/25/2036 1,085,085
Structured Asset Mortgage Investments II Trust ,
1,254,499 Series 2007-AR3-
1A3 (CME Term
SOFR 1 Month
+ 0.53%, 0.42%
Floor) 5.86% 09/25/2047 1,037,830
Towd Point Mortgage Trust ,
1,708,017 Series 2018-5-A1 3.25%
(a)(e)
07/25/2058 1,599,753
2,301,163 Series 2020-2-A1A 1.64%
(a)(e)
04/25/2060 2,038,035
243,602 Series 2020-3-A1 3.09%
(a)(e)
02/25/2063 230,804
972,246 Series 2022-1-A1 3.75%
(a)(e)
07/25/2062 908,906
Verus Securitization Trust ,
505,370 Series 2021-8-A1 1.82%
(a)(e)
11/25/2066 434,709
1,249,968 Series 2023-4-A1 5.81%
(a)(b)
05/25/2068 1,243,842
834,383 Series
2023-INV1-A3 6.76%
(a)(b)
02/25/2068 835,910
2,424,327 Series
2023-INV3-A1 6.88%
(a)(e)
11/25/2068 2,456,908
1,277,124 Series 2024-1-A1 5.71%
(a)(b)
01/25/2069 1,270,617
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
411,487 Series
2006-AR16-2A1 4.36%
(e)
12/25/2036 354,525
Wells Fargo Mortgage-Backed Securities Trust ,
287,039 Series
2006-AR14-2A1 6.37%
(e)
10/25/2036 252,060
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $26,705,377) 26,597,847
US CORPORATE BONDS 14.4%
70,000 AAR Escrow Issuer
LLC 6.75%
(a)
03/15/2029 70,626
315,000 AbbVie, Inc. 4.70% 05/14/2045 294,792
160,000 Academy Ltd. 6.00%
(a)
11/15/2027 157,739
60,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 52,380
195,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 196,191
120,000 AEP Transmission
Co. LLC 5.40% 03/15/2053 119,572
40,000 Aethon United
BR LP 8.25%
(a)
02/15/2026 40,498
105,000 AGCO Corp. 5.80% 03/21/2034 106,359
285,000 Air Lease Corp. 1.88% 08/15/2026 262,846
460,000 Alexandria Real
Estate Equities,
Inc. 3.00% 05/18/2051 292,319
65,000 Alliant Holdings
Intermediate LLC 6.75%
(a)
04/15/2028 65,525
52,000 Allied Universal
Holdco LLC 6.63%
(a)
07/15/2026 52,010
70,000 Allied Universal
Holdco LLC 9.75%
(a)
07/15/2027 70,289
105,000 Allied Universal
Holdco LLC 7.88%
(a)
02/15/2031 106,475

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
195,000 American Airlines,
Inc. 7.25%
(a)
02/15/2028 198,183
110,000 American Airlines,
Inc. 8.50%
(a)
05/15/2029 116,279
580,000 American Express
Co. (SOFR +
1.00%) 5.10% 02/16/2028 579,305
235,000 American Homes 4
Rent LP 5.50% 02/01/2034 234,381
115,000 Amgen, Inc. 5.75% 03/02/2063 117,386
80,000 Antero Midstream
Partners LP 6.63%
(a)
02/01/2032 80,416
150,000 Ares Capital Corp. 3.25% 07/15/2025 144,945
50,000 Artera Services LLC 8.50%
(a)
02/15/2031 51,299
220,000 AssuredPartners,
Inc. 5.63%
(a)
01/15/2029 202,906
415,000 AT&T, Inc. 3.50% 09/15/2053 293,025
135,000 AthenaHealth
Group, Inc. 6.50%
(a)
02/15/2030 123,613
205,000 Athene Global
Funding (SOFR
Compounded
Index + 0.56%) 5.91%
(a)
08/19/2024 205,137
305,000 Athene Holding Ltd. 6.25% 04/01/2054 309,905
65,000 Bank of America
Corp. (SOFR +
1.11%) 3.84% 04/25/2025 64,911
60,000 Bank of America
Corp. (SOFR +
1.75%) 4.83% 07/22/2026 59,481
115,000 Bank of America
Corp. (SOFR +
1.65%) 5.47% 01/23/2035 115,793
583,000 Bank of America
Corp. (US
Treasury Yield
Curve Rate T
Note Constant
Maturity 5 Year +
1.20%) 2.48% 09/21/2036 466,622
180,000 Bausch + Lomb
Corp. 8.38%
(a)
10/01/2028 186,464
60,000 BCPE Empire
Holdings, Inc. 7.63%
(a)
05/01/2027 58,640
160,000 Beacon Roofing
Supply, Inc. 6.50%
(a)
08/01/2030 162,496
175,000 BlackRock Funding,
Inc. 5.25% 03/14/2054 176,025
295,000 BP Capital Markets
America, Inc. 4.89% 09/11/2033 293,080
75,000 Brand Industrial
Services, Inc. 10.38%
(a)
08/01/2030 81,294
60,000 Bristol-Myers
Squibb Co. 5.50% 02/22/2044 61,442
225,000 Bristol-Myers
Squibb Co. 5.55% 02/22/2054 231,586
750,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 582,468
95,000 Builders
FirstSource, Inc. 6.38%
(a)
06/15/2032 96,489
155,000 Builders
FirstSource, Inc. 6.38%
(a)
03/01/2034 155,833
60,000 Caesars
Entertainment,
Inc. 6.50%
(a)
02/15/2032 60,566
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 48,029
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
155,000 Campbell Soup Co. 5.40% 03/21/2034 156,236
210,000 Carnival Corp. 5.75%
(a)
03/01/2027 207,976
30,000 Carrier Global Corp. 6.20% 03/15/2054 33,059
125,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 119,178
145,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 118,478
340,000 Centene Corp. 3.00% 10/15/2030 291,818
75,000 Central Parent LLC 8.00%
(a)
06/15/2029 77,813
585,000 Charter
Communications
Operating LLC 4.91% 07/23/2025 578,039
280,000 Cheniere Energy,
Inc. 4.63% 10/15/2028 271,569
70,000 Chesapeake Energy
Corp. 5.88%
(a)
02/01/2029 69,486
40,000 Chord Energy Corp. 6.38%
(a)
06/01/2026 40,196
30,000 CHS/Community
Health Systems,
Inc. 6.00%
(a)
01/15/2029 26,244
515,000 Citigroup, Inc.
(SOFR + 1.35%) 3.06% 01/25/2033 437,999
95,000 Civitas Resources,
Inc. 8.38%
(a)
07/01/2028 100,126
25,000 Clear Channel
Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 21,915
145,000 CNH Industrial
Capital LLC 5.10% 04/20/2029 144,654
60,000 CNX Resources
Corp. 6.00%
(a)
01/15/2029 58,803
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 64,078
235,000 Coty, Inc. 6.63%
(a)
07/15/2030 238,828
307,000 Crown Castle, Inc. 3.65% 09/01/2027 291,123
365,000 CSX Corp. 3.80% 11/01/2046 290,661
145,000 CVS Health Corp. 5.30% 06/01/2033 145,401
215,000 CVS Health Corp. 5.88% 06/01/2053 218,874
195,000 Directv Financing
LLC 5.88%
(a)
08/15/2027 184,599
588,000 Dollar Tree, Inc. 4.00% 05/15/2025 578,221
120,000 Dornoch Debt
Merger Sub, Inc. 6.63%
(a)
10/15/2029 106,784
235,000 DTE Energy Co. 5.10% 03/01/2029 234,160
90,000 Duke Energy Corp. 4.30% 03/15/2028 87,966
95,000 Duke Energy Corp. 5.00% 08/15/2052 86,085
85,000 Dun & Bradstreet
Corp. (The) 5.00%
(a)
12/15/2029 78,530
250,000 Elevance Health,
Inc. 2.38% 01/15/2025 243,921
100,000 Elevance Health,
Inc. 4.55% 05/15/2052 87,992
115,000 EMRLD Borrower
LP 6.63%
(a)
12/15/2030 116,247
295,000 Energy Transfer LP 4.75% 01/15/2026 292,063
100,000 Entergy Louisiana
LLC 4.75% 09/15/2052 89,241
95,000 EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 95,925
160,000 Equinix, Inc. 3.90% 04/15/2032 144,828
270,000 Equinix, Inc. 2.95% 09/15/2051 173,634
335,000 Essential Utilities,
Inc. 2.70% 04/15/2030 289,671
80,000 Everi Holdings, Inc. 5.00%
(a)
07/15/2029 79,313
290,000 Eversource Energy 5.50% 01/01/2034 290,228
290,000 Expedia Group, Inc. 5.00% 02/15/2026 288,449
325,000 Expedia Group, Inc. 3.25% 02/15/2030 292,656
75,000 Ferrellgas LP 5.38%
(a)
04/01/2026 73,437

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
35,000 Fertitta
Entertainment
LLC 6.75%
(a)
01/15/2030 31,456
290,000 Fiserv, Inc. 5.45% 03/15/2034 293,827
175,000 Ford Motor Co. 3.25% 02/12/2032 145,664
210,000 Fortrea Holdings,
Inc. 7.50%
(a)
07/01/2030 217,042
135,000 Fortress
Transportation
and
Infrastructure
Investors LLC 7.88%
(a)
12/01/2030 141,906
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 58,135
55,000 Frontier
Communications
Holdings LLC 8.63%
(a)
03/15/2031 56,226
65,000 Full House Resorts,
Inc. 8.25%
(a)
02/15/2028 62,172
115,000 Gap, Inc. (The) 3.88%
(a)
10/01/2031 97,396
330,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 292,201
55,000 GFL Environmental,
Inc. 6.75%
(a)
01/15/2031 56,433
85,000 Gilead Sciences,
Inc. 5.55% 10/15/2053 88,046
145,000 Global Payments,
Inc. 4.95% 08/15/2027 143,924
575,000 Goldman Sachs
Group, Inc. (The)
(SOFR + 0.82%) 6.17% 09/10/2027 575,539
105,000 Griffon Corp. 5.75% 03/01/2028 102,906
40,000 Gulfport Energy
Corp. 8.00%
(a)
05/17/2026 40,625
320,000 HCA, Inc. 5.25% 06/15/2049 292,303
105,000 Hewlett Packard
Enterprise Co. 5.90% 10/01/2024 105,174
210,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 204,734
20,000 Hilcorp Energy I LP 8.38%
(a)
11/01/2033 21,700
325,000 Host Hotels &
Resorts LP 3.50% 09/15/2030 289,253
55,000 HUB International
Ltd. 7.25%
(a)
06/15/2030 56,562
290,000 Hyundai Capital
America 5.30%
(a)
01/08/2029 290,512
280,000 Intuit, Inc. 5.50% 09/15/2053 290,872
195,000 IQVIA, Inc. 6.25% 02/01/2029 202,633
210,000 Iron Mountain, Inc. 7.00%
(a)
02/15/2029 214,232
145,000 JPMorgan Chase
& Co. (SOFR +
1.99%) 4.85% 07/25/2028 143,824
680,000 JPMorgan Chase
& Co. (SOFR +
1.26%) 2.96% 01/25/2033 580,801
265,000 Kinder Morgan
Energy Partners
LP 6.95% 01/15/2038 290,253
120,000 Kodiak Gas Services
LLC 7.25%
(a)
02/15/2029 122,310
105,000 Legacy LifePoint
Health LLC 4.38%
(a)
02/15/2027 100,142
70,000
Level 3 Financing,
Inc. 10.50%
(a)
05/15/2030 71,925
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
105,000 LifePoint Health,
Inc. 11.00%
(a)
10/15/2030 112,354
50,000 Light & Wonder
International,
Inc. 7.25%
(a)
11/15/2029 51,362
45,000 Live Nation
Entertainment,
Inc. 6.50%
(a)
05/15/2027 45,522
330,000 Lockheed Martin
Corp. 5.20% 02/15/2064 326,573
85,000 Lowe's Cos., Inc. 5.63% 04/15/2053 85,943
75,000 Macy's Retail
Holdings LLC 5.88%
(a)
04/01/2029 73,651
55,000 Madison IAQ LLC 4.13%
(a)
06/30/2028 50,918
110,000 Madison IAQ LLC 5.88%
(a)
06/30/2029 100,749
295,000 Marriott
International,
Inc. 5.30% 05/15/2034 291,888
280,000 Marvell
Technology, Inc. 5.95% 09/15/2033 290,300
100,000 Matador Resources
Co. 6.50%
(a)
04/15/2032 100,246
75,000 Match Group
Holdings II LLC 5.00%
(a)
12/15/2027 71,933
40,000 Mavis Tire Express
Services Topco
Corp. 6.50%
(a)
05/15/2029 38,081
145,000 McDonald's Corp. 5.45% 08/14/2053 147,260
55,000 McGraw-Hill
Education, Inc. 5.75%
(a)
08/01/2028 51,916
55,000 Medline Borrower
LP 6.25%
(a)
04/01/2029 55,315
195,000 Medline Borrower
LP 5.25%
(a)
10/01/2029 184,457
330,000 Meta Platforms,
Inc. 4.45% 08/15/2052 293,611
300,000 MetLife, Inc. 5.25% 01/15/2054 295,752
85,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 72,504
135,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 125,114
25,000 Miter Brands
Acquisition
Holdco, Inc. 6.75%
(a)
04/01/2032 25,101
85,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 61,712
665,000 Morgan Stanley
(SOFR + 1.36%) 2.48% 09/16/2036 526,238
50,000 Nationstar
Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 46,165
100,000 NCL Corp. Ltd. 8.38%
(a)
02/01/2028 105,704
300,000 NetApp, Inc. 1.88% 06/22/2025 287,032
130,000 Netflix, Inc. 4.88% 04/15/2028 129,858
150,000 NextEra Energy
Capital Holdings,
Inc. 5.55% 03/15/2054 149,135
95,000 NGL Energy
Operating LLC 8.13%
(a)
02/15/2029 97,360
295,000 NiSource, Inc. 5.35% 04/01/2034 293,514
300,000 Northrop
Grumman Corp. 5.20% 06/01/2054 292,410
80,000 NRG Energy, Inc. 3.63%
(a)
02/15/2031 69,117
80,000 NuStar Logistics LP 6.00% 06/01/2026 79,697

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
135,000 Occidental
Petroleum Corp. 6.63% 09/01/2030 143,176
40,000 OneMain Finance
Corp. 6.88% 03/15/2025 40,447
135,000 ONEOK, Inc. 6.63% 09/01/2053 148,884
25,000 Oracle Corp. 6.25% 11/09/2032 26,761
35,000 Oracle Corp. 3.80% 11/15/2037 29,366
65,000 Outfront Media
Capital LLC 7.38%
(a)
02/15/2031 68,136
125,000 Owens & Minor,
Inc. 6.63%
(a)
04/01/2030 124,170
350,000 Pacific Gas and
Electric Co. 2.50% 02/01/2031 291,314
325,000 Packaging Corp. of
America 3.00% 12/15/2029 293,090
60,000 Pactiv Evergreen
Group Issuer LLC 4.38%
(a)
10/15/2028 56,036
100,000 Panther Escrow
Issuer LLC 7.13%
(a)
06/01/2031 101,751
80,000 Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 74,456
115,000 PennyMac Financial
Services, Inc. 7.88%
(a)
12/15/2029 118,271
298,000 Penske Truck
Leasing Co. LP 4.20%
(a)
04/01/2027 289,595
65,000 Permian Resources
Operating LLC 7.00%
(a)
01/15/2032 67,476
145,000 Philip Morris
International,
Inc. 5.25% 02/13/2034 143,781
115,000 Pike Corp. 8.63%
(a)
01/31/2031 122,350
50,000 Post Holdings, Inc. 5.50%
(a)
12/15/2029 48,360
95,000 Qorvo, Inc. 1.75% 12/15/2024 92,368
360,000 Quanta Services,
Inc. 2.35% 01/15/2032 292,785
30,000 Realogy Group LLC 5.75%
(a)
01/15/2029 21,275
145,000 Regal Rexnord
Corp. 6.05%
(a)
02/15/2026 145,825
80,000 Roller Bearing Co.
of America, Inc. 4.38%
(a)
10/15/2029 73,350
75,000 Royal Caribbean
Cruises Ltd. 6.25%
(a)
03/15/2032 75,645
140,000 Ryder System, Inc. 5.65% 03/01/2028 142,751
260,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 259,331
75,000 San Diego Gas &
Electric Co. 5.35% 04/01/2053 73,941
110,000 Scientific Games
Holdings LP 6.63%
(a)
03/01/2030 106,425
60,000 Sealed Air Corp. 7.25%
(a)
02/15/2031 62,456
95,000 Sirius XM Radio,
Inc. 5.50%
(a)
07/01/2029 90,551
45,000 Sitio Royalties
Operating
Partnership LP 7.88%
(a)
11/01/2028 46,584
546,000 Smithfield Foods,
Inc. 4.25%
(a)
02/01/2027 524,590
310,000 Southern Co. (The)
(US Treasury
Yield Curve Rate
T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 290,201
100,000
Spirit AeroSystems,
Inc. 9.75%
(a)
11/15/2030 111,982
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
30,000 SRS Distribution,
Inc. 6.13%
(a)
07/01/2029 30,625
110,000 Standard
Industries, Inc. 4.38%
(a)
07/15/2030 98,916
35,000 Staples, Inc. 7.50%
(a)
04/15/2026 34,193
130,000 Station Casinos LLC 6.63%
(a)
03/15/2032 131,419
95,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 86,681
175,000 Sun Communities
Operating LP 2.70% 07/15/2031 144,221
280,000 Sysco Corp. 5.95% 04/01/2030 292,031
290,000 Take-Two
Interactive
Software, Inc. 4.95% 03/28/2028 288,999
60,000 Tallgrass Energy
Partners LP 7.38%
(a)
02/15/2029 60,400
125,000 Tenet Healthcare
Corp. 6.13% 06/15/2030 124,870
145,000 T-Mobile USA, Inc. 5.15% 04/15/2034 144,571
145,000 T-Mobile USA, Inc. 5.50% 01/15/2055 144,829
155,000 Townsquare Media,
Inc. 6.88%
(a)
02/01/2026 151,241
85,000 TransDigm, Inc. 5.50% 11/15/2027 83,261
70,875 Transocean
Poseidon Ltd. 6.88%
(a)
02/01/2027 71,003
50,000 Transocean, Inc. 8.00%
(a)
02/01/2027 49,663
175,000 Trident TPI
Holdings, Inc. 12.75%
(a)
12/31/2028 186,933
60,000 UKG, Inc. 6.88%
(a)
02/01/2031 61,167
50,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 46,556
75,000 United Natural
Foods, Inc. 6.75%
(a)
10/15/2028 62,386
225,000 UnitedHealth
Group, Inc. 5.05% 04/15/2053 218,687
65,000 UnitedHealth
Group, Inc. 4.95% 05/15/2062 60,763
55,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 54,432
95,000 Venture Global
LNG, Inc. 8.13%
(a)
06/01/2028 96,977
35,000 Venture Global
LNG, Inc. 8.38%
(a)
06/01/2031 36,116
45,000 Venture Global
LNG, Inc. 9.88%
(a)
02/01/2032 48,527
285,000 Veralto Corp. 5.35%
(a)
09/18/2028 288,863
290,000 Verizon
Communications,
Inc. 5.50% 02/23/2054 293,343
105,000 Verscend Escrow
Corp. 9.75%
(a)
08/15/2026 105,412
135,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 132,545
195,000 Viking Cruises Ltd. 9.13%
(a)
07/15/2031 213,405
60,000 Vistra Operations
Co. LLC 7.75%
(a)
10/15/2031 62,881
55,000 Vital Energy, Inc. 7.88%
(a)
04/15/2032 55,916
50,000 VT Topco, Inc. 8.50%
(a)
08/15/2030 52,827
75,000 Wand NewCo 3,
Inc. 7.63%
(a)
01/30/2032 77,630
60,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 58,694
100,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 104,479
120,000 Wells Fargo & Co.
(SOFR + 1.98%) 4.81% 07/25/2028 118,275

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
360,000 Wells Fargo & Co.
(SOFR + 1.74%) 5.57% 07/25/2029 364,378
335,000 Welltower OP LLC 2.05% 01/15/2029 291,972
90,000 Whirlpool Corp. 5.75% 03/01/2034 90,340
190,000 Williams Cos., Inc.
(The) 5.15% 03/15/2034 188,374
299,000 Willis North
America, Inc. 4.50% 09/15/2028 291,579
310,000 Workday, Inc. 3.70% 04/01/2029 292,445
60,000 WR Grace Holdings
LLC 5.63%
(a)
08/15/2029 53,756
295,000 WRKCo, Inc. 3.75% 03/15/2025 290,035
235,000 XHR LP 4.88%
(a)
06/01/2029 217,745
140,000 XPO, Inc. 7.13%
(a)
06/01/2031 143,745
Total US Corporate Bonds
(Cost $36,645,990) 37,266,930
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 21.3%
FHLMC STRIPS ,
2,034,403 Series 358-300 3.00% 10/15/2047 1,822,860
FHLMC UMBS ,
1,361,666 Pool RA7930 4.50% 09/01/2052 1,297,344
1,817,551 Pool RA7939 5.00% 09/01/2052 1,776,592
1,371,912 Pool SD2347 5.50% 02/01/2053 1,382,322
3,313,531 Pool SD2969 2.50% 05/01/2052 2,787,757
1,820,363 Pool SD3033 5.50% 05/01/2053 1,855,835
322,596 Pool SD3454 5.50% 08/01/2053 323,638
1,623,009 Pool SD3803 2.00% 02/01/2052 1,312,207
1,493,507 Pool SD3892 5.50% 09/01/2053 1,493,584
1,196,818 Pool SD4301 6.00% 11/01/2053 1,227,112
1,080,917 Pool SD4888 6.00% 02/01/2054 1,102,938
FNMA REMICS ,
1,160,557 Series 2017-112-ZC 3.00% 01/25/2048 913,406
1,444,154 Series 2018-53-Z 3.50% 07/25/2048 1,264,551
1,618,976 Series 2018-62-B 3.50% 09/25/2048 1,454,243
2,705,511 Series 2019-5-FE
(SOFR 30 Day
Average + 0.56%,
0.45% Floor,
6.50% Cap) 5.88% 03/25/2049 2,661,670
FNMA UMBS ,
2,126,163 Pool BR2217 2.50% 08/01/2051 1,787,294
3,502,360 Pool CA6032 2.50% 06/01/2050 2,949,364
1,852,758 Pool CB4573 5.00% 09/01/2052 1,811,327
1,168,560 Pool CB4820 4.50% 10/01/2052 1,113,418
687,845 Pool CB6266 6.00% 05/01/2053 698,532
1,075,225 Pool CB7272 6.00% 10/01/2053 1,092,321
982,271 Pool CB7781 5.50% 01/01/2054 978,801
1,914,449 Pool FS1472 3.50% 11/01/2050 1,740,384
2,784,484 Pool FS3708 5.00% 01/01/2053 2,721,425
2,075,146 Pool FS4165 2.50% 04/01/2052 1,744,260
1,819,864 Pool FS5420 2.50% 03/01/2052 1,526,511
1,901,712 Pool FS5600 2.50% 06/01/2052 1,600,175
1,009,076 Pool FS6309 6.00% 12/01/2053 1,030,567
2,937,363 Pool FS6517 2.50% 04/01/2052 2,474,323
GNMA ,
1,215,373 Pool 785717 3.00% 11/20/2051 1,066,200
2,898,721 Pool 786184 3.00% 02/20/2052 2,557,020
858,797 Pool 786227 3.00% 04/20/2052 753,320
1,948,808 Pool MA5191 3.50% 05/20/2048 1,795,825
1,223,450 Series
2013-116-WU 3.00% 12/20/2042 1,180,508
1,167,272 Series 2021-58-HP 3.00% 08/20/2050 1,017,929
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,083,154 Series 2022-23-BA 3.00% 05/20/2049 967,983
Total US Government and Agency Mortgage
Backed Obligations
(Cost $55,073,691) 55,283,546
US GOVERNMENT AND AGENCY OBLIGATIONS 23.9%
32,800,000 U.S. Treasury
Bonds 4.75% 11/15/2043 34,035,125
1,600,000 U.S. Treasury
Bonds 4.25% 02/15/2054 1,573,875
6,000,000 U.S. Treasury Notes 4.63% 02/28/2026 5,995,547
17,000,000 U.S. Treasury Notes 4.00% 01/31/2029 16,827,344
3,750,000 U.S. Treasury Notes 4.00% 02/15/2034 3,688,476
Total US Government and Agency
Obligations
(Cost $61,724,020) 62,120,367
SHORT TERM INVESTMENTS 2.6%
3,342,095 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(g)
3,342,095
3,342,095 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(g)
3,342,095
Total Short Term Investments
(Cost $6,684,190) 6,684,190
Total Investments 100.5%
(Cost $258,528,188) 260,833,062
Liabilities in Excess of Other Assets (0.5)% (1,379,324)
NET ASSETS 100.0% $259,453,738

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 23.9%
US Government and Agency Mortgage Backed Obligations 21.3
Non-Agency Residential Collateralized Mortgage Obligations 10.3
Asset Backed Obligations 8.5
Non-Agency Commercial Mortgage Backed Obligations 5.4
Collateralized Loan Obligations 3.7
Banking 3.2
Short Term Investments 2.6
Electric 1.7
Technology 1.5
Midstream 1.2
Metals and Mining 0.9
Transportation Services 0.9
Healthcare 0.7
Government Owned, No Guarantee 0.6
Finance Companies 0.6
Food and Beverage 0.6
Independent 0.6
Chemicals 0.5
Retailers 0.5
Aerospace & Defense 0.5
Diversified Manufacturing 0.5
Consumer Cyclical Services 0.4
Wireless 0.4
Pharmaceuticals 0.4
Cable Satellite 0.4
Media Entertainment 0.4
Building Materials 0.4
Wirelines 0.4
Hotels, Restaurants & Leisure 0.4
Health Insurance 0.3
Software 0.3
Automotive 0.3
Oil Field Services 0.3
Life 0.3
Leisure 0.3
Other REITs 0.3
P&C 0.3
Paper 0.2
Other Industrial 0.2
Integrated 0.2
Gaming 0.2
Commercial Services & Supplies 0.2
Health Care Providers & Services 0.2
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Consumer Products 0.2%
Railroads 0.1
Local Authority 0.1
Passenger Airlines 0.1
Airlines 0.1
Specialty Retail 0.1
Government Sponsored 0.1
Tobacco 0.1
Packaging 0.1
Insurance 0.1
Natural Gas 0.1
Office REITs 0.1
Healthcare REITs 0.1
Lodging 0.1
Other Utility 0.1
Machinery 0.1
Refining 0.1
Construction Machinery 0.1
IT Services 0.1
Apartment REITs 0.1
Health Care Equipment & Supplies 0.1
Restaurants 0.1
Brokerage, Asset Managers & Exchanges 0.1
Diversified Consumer Services 0.1
Construction & Engineering 0.1
Financial Services 0.1
Media 0.1
Leisure Products 0.1
Capital Markets 0.1
Professional Services 0.1
Containers & Packaging 0.1
Energy Equipment & Services 0.1
Distributors 0.1
Entertainment 0.1
Ground Transportation 0.0
(h)
Oil, Gas & Consumable Fuels 0.0
(h)
Environmental 0.0
(h)
Diversified Telecommunication Services 0.0
(h)
Building Products 0.0
(h)
Other Financial 0.0
(h)
Household Durables 0.0
(h)
Household Products 0.0
(h)
Independent Power and Renewable Electricity Producers 0.0
(h)
Other Assets and Liabilities (0.5)
100.0%
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(d) Perpetual maturity. The date disclosed is the next call date of the security.
(e) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f) Interest only security.
(g) Seven-day yield as of period end.
(h) Represents less than 0.05% of net assets.

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury 5 Year Note Long 228 06/28/2024 $ 24,399,563 $ 68,985
U.S. Treasury 2 Year Note Long 375 06/28/2024 76,681,641 (186,812)
$(117,827)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
March 31, 2024

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.6%
BANKS 6.5%
117,993 Bank of America Corp. 4,474,295
32,784 Citigroup, Inc. 2,073,260
8,037 Citizens Financial Group, Inc. 291,663
2,286 Comerica, Inc. 125,707
11,696 Fifth Third Bancorp 435,208
24,852 Huntington Bancshares, Inc. 346,685
49,527 JPMorgan Chase & Co. 9,920,258
16,138 KeyCorp 255,142
2,859 M&T Bank Corp. 415,813
6,801 PNC Financial Services Group, Inc. (The) 1,099,042
15,998 Regions Financial Corp. 336,598
22,977 Truist Financial Corp. 895,643
26,729 US Bancorp 1,194,786
62,154 Wells Fargo & Co. 3,602,446
2,565 Zions Bancorp NA 111,321
25,577,867
BEVERAGES 6.1%
7,815 Brown-Forman Corp. - Class B 403,410
145,335 Coca-Cola Co. (The) 8,891,595
6,940 Constellation Brands, Inc. - Class A 1,886,014
44,849 Keurig Dr Pepper, Inc. 1,375,519
7,943 Molson Coors Beverage Co. - Class B 534,167
31,718 Monster Beverage Corp.
(a)
1,880,243
51,467 PepsiCo, Inc. 9,007,240
23,978,188
CAPITAL MARKETS 5.4%
1,732 Ameriprise Financial, Inc. 759,378
13,152 Bank of New York Mellon Corp. (The) 757,818
2,391 BlackRock, Inc. 1,993,377
12,155 Blackstone, Inc. 1,596,802
1,809 Cboe Global Markets, Inc. 332,368
25,496 Charles Schwab Corp. (The) 1,844,381
6,163 CME Group, Inc. 1,326,832
648 FactSet Research Systems, Inc. 294,445
4,820 Franklin Resources, Inc. 135,490
5,573 Goldman Sachs Group, Inc. (The) 2,327,786
9,783 Intercontinental Exchange, Inc. 1,344,478
7,675 Invesco Ltd. 127,328
651 MarketAxess Holdings, Inc. 142,732
2,683 Moody's Corp. 1,054,499
21,544 Morgan Stanley 2,028,583
1,353 MSCI, Inc. 758,289
5,808 Nasdaq, Inc. 366,485
3,547 Northern Trust Corp. 315,399
3,221 Raymond James Financial, Inc. 413,641
5,539 S&P Global, Inc. 2,356,568
5,286 State Street Corp. 408,713
3,810 T Rowe Price Group, Inc. 464,515
21,149,907
CONSUMER FINANCE 1.0%
9,850 American Express Co. 2,242,747
6,532 Capital One Financial Corp. 972,549
4,284 Discover Financial Services 561,590
7,066 Synchrony Financial 304,686
4,081,572
CONSUMER STAPLES DISTRIBUTION & RETAIL 6.9%
16,541 Costco Wholesale Corp. 12,118,433
9,428 Dollar General Corp. 1,471,334
8,998 Dollar Tree, Inc.
(a)
1,198,084
28,492
Kroger Co. (The) 1,627,748
SHARES SECURITY DESCRIPTION VALUE $
21,685 Sysco Corp. 1,760,388
19,786 Target Corp. 3,506,277
30,805 Walgreens Boots Alliance, Inc. 668,160
79,959 Walmart, Inc. 4,811,133
27,161,557
DIVERSIFIED REITS 0.2%
16,709 WP Carey, Inc. 943,056
DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
225,009 AT&T, Inc. 3,960,159
99,574 Verizon Communications, Inc. 4,178,125
8,138,284
ENTERTAINMENT 5.3%
27,871 Electronic Arts, Inc. 3,697,645
16,761 Live Nation Entertainment, Inc.
(a)
1,772,811
8,417 Netflix, Inc.
(a)
5,111,896
18,671 Take-Two Interactive Software, Inc.
(a)
2,772,457
41,124 Walt Disney Co. (The) 5,031,933
264,731 Warner Bros Discovery, Inc.
(a)
2,311,102
20,697,844
FINANCIAL SERVICES 8.2%
31,142 Berkshire Hathaway, Inc. - Class B
(a)
13,095,834
1,235 Corpay, Inc.
(a)
381,047
10,148 Fidelity National Information Services, Inc. 752,779
10,270 Fiserv, Inc.
(a)
1,641,351
4,453 Global Payments, Inc. 595,188
1,243 Jack Henry & Associates, Inc. 215,946
14,156 Mastercard, Inc. - Class A 6,817,105
18,482 PayPal Holdings, Inc.
(a)
1,238,109
27,286 Visa, Inc. - Class A 7,614,977
32,352,336
FOOD PRODUCTS 3.9%
22,969 Archer-Daniels-Midland Co. 1,442,683
6,251 Bunge Global SA 640,853
8,443 Campbell Soup Co. 375,291
20,561 Conagra Brands, Inc. 609,428
24,910 General Mills, Inc. 1,742,953
6,452 Hershey Co. (The) 1,254,914
12,407 Hormel Foods Corp. 432,880
4,572 J M Smucker Co. (The) 575,478
11,347 Kellanova 650,070
34,245 Kraft Heinz Co. (The) 1,263,640
6,238 Lamb Weston Holdings, Inc. 664,534
10,804 McCormick & Co., Inc. (Non-Voting) 829,855
56,514 Mondelez International, Inc. - Class A 3,955,980
12,295 Tyson Foods, Inc. - Class A 722,085
15,160,644
HEALTH CARE REITS 2.0%
29,049 Healthcare Realty Trust, Inc. - Class A 411,043
53,738 Healthpeak Properties, Inc. 1,007,588
45,650 Medical Properties Trust, Inc. 214,555
18,509 Omega Healthcare Investors, Inc. 586,180
17,551 Sabra Health Care REIT, Inc. 259,228
30,657 Ventas, Inc. 1,334,806
42,210 Welltower, Inc. 3,944,102
7,757,502
HOTEL & RESORT REITS 0.3%
53,876 Host Hotels & Resorts, Inc. 1,114,156
HOUSEHOLD PRODUCTS 5.4%
10,589 Church & Dwight Co., Inc. 1,104,539

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
SHARES SECURITY DESCRIPTION VALUE $
5,330 Clorox Co. (The) 816,076
35,337 Colgate-Palmolive Co. 3,182,097
14,500 Kimberly-Clark Corp. 1,875,575
88,000 Procter & Gamble Co. (The) 14,278,000
21,256,287
INDUSTRIAL REITS 3.1%
20,335 Americold Realty Trust, Inc. 506,748
3,550 EastGroup Properties, Inc. 638,183
10,088 First Industrial Realty Trust, Inc. 530,024
22,301 LXP Industrial Trust 201,155
69,750 Prologis, Inc. 9,082,845
16,073 Rexford Industrial Realty, Inc. 808,472
13,821 STAG Industrial, Inc. 531,279
12,298,706
INSURANCE 4.2%
9,107 Aflac, Inc. 781,927
4,470 Allstate Corp. (The) 773,355
12,051 American International Group, Inc. 942,027
3,418 Aon plc - Class A 1,140,655
6,389 Arch Capital Group Ltd.
(a)
590,599
3,685 Arthur J Gallagher & Co. 921,398
901 Assurant, Inc. 169,604
4,040 Brown & Brown, Inc. 353,662
7,002 Chubb Ltd. 1,814,428
2,683 Cincinnati Financial Corp. 333,148
745 Everest Group Ltd. 296,138
1,465 Globe Life, Inc. 170,482
5,146 Hartford Financial Services Group, Inc. (The) 530,295
3,128 Loews Corp. 244,891
8,430 Marsh & McLennan Cos., Inc. 1,736,411
10,645 MetLife, Inc. 788,901
3,755 Principal Financial Group, Inc. 324,094
10,018 Progressive Corp. (The) 2,071,923
6,183 Prudential Financial, Inc. 725,884
3,909 Travelers Cos., Inc. (The) 899,617
3,478 W R Berkley Corp. 307,594
1,764 Willis Towers Watson plc 485,100
16,402,133
INTERACTIVE MEDIA & SERVICES 13.1%
77,943 Alphabet, Inc. - Class A
(a)
11,763,937
65,580 Alphabet, Inc. - Class C
(a)
9,985,211
32,337 Match Group, Inc.
(a)
1,173,186
58,731 Meta Platforms, Inc. - Class A 28,518,599
51,440,933
MEDIA 3.6%
10,308 Charter Communications, Inc. - Class A
(a)
2,995,814
90,346 Comcast Corp. - Class A 3,916,499
29,236 Fox Corp. - Class A 914,210
15,603 Fox Corp. - Class B 446,558
45,202 Interpublic Group of Cos., Inc. (The) 1,474,941
44,849 News Corp. - Class A 1,174,147
13,543 News Corp. - Class B 366,474
23,340 Omnicom Group, Inc. 2,258,378
57,165 Paramount Global - Class B 672,832
14,219,853
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
51,369 AGNC Investment Corp. 508,553
38,294 Annaly Capital Management, Inc. 754,009
13,198 Blackstone Mortgage Trust, Inc. - Class A 262,772
36,847 Rithm Capital Corp. 411,213
SHARES SECURITY DESCRIPTION VALUE $
22,764 Starwood Property Trust, Inc. 462,792
2,399,339
OFFICE REITS 1.0%
11,946 Alexandria Real Estate Equities, Inc. 1,539,959
10,967 Boston Properties, Inc. 716,255
8,594 COPT Defense Properties 207,717
11,558 Cousins Properties, Inc. 277,854
12,706 Douglas Emmett, Inc. 176,232
6,641 JBG SMITH Properties 106,588
8,148 Kilroy Realty Corp. 296,832
1,116 NET Lease Office Properties 26,561
12,233 Vornado Realty Trust 351,943
3,699,941
PERSONAL CARE PRODUCTS 0.8%
10,007 Estee Lauder Cos., Inc. (The) - Class A 1,542,579
74,072 Kenvue, Inc. 1,589,585
3,132,164
REAL ESTATE MANAGEMENT & DEVELOPMENT 1.8%
23,280 CBRE Group, Inc. - Class A
(a)
2,263,747
31,154 CoStar Group, Inc.
(a)
3,009,477
2,494 Howard Hughes Holdings, Inc.
(a)
181,114
3,637 Jones Lang LaSalle, Inc.
(a)
709,542
44,360 Opendoor Technologies, Inc.
(a)
134,411
3,944 Zillow Group, Inc. - Class A
(a)
188,760
12,181 Zillow Group, Inc. - Class C
(a)
594,189
7,081,240
RESIDENTIAL REITS 3.2%
24,249 American Homes 4 Rent - Class A 891,878
11,225 Apartment Income REIT Corp. - Class A 364,476
10,810 AvalonBay Communities, Inc. 2,005,903
8,131 Camden Property Trust 800,090
14,178 Equity LifeStyle Properties, Inc. 913,063
26,291 Equity Residential 1,659,225
4,890 Essex Property Trust, Inc. 1,197,121
43,847 Invitation Homes, Inc. 1,561,392
8,908 Mid-America Apartment Communities, Inc. 1,172,115
9,507 Sun Communities, Inc. 1,222,410
23,092 UDR, Inc. 863,872
12,651,545
RETAIL REITS 2.9%
7,675 Agree Realty Corp. 438,396
22,929 Brixmor Property Group, Inc. 537,685
5,604 Federal Realty Investment Trust 572,280
50,678 Kimco Realty Corp. 993,796
13,932 NNN REIT, Inc. 595,454
63,674 Realty Income Corp. 3,444,763
12,545 Regency Centers Corp. 759,725
24,908 Simon Property Group, Inc. 3,897,853
11,239,952
SPECIALIZED REITS 9.1%
35,084 American Tower Corp. 6,932,248
32,957 Crown Castle, Inc. 3,487,839
17,147 CubeSmart 775,387
23,137 Digital Realty Trust, Inc. 3,332,653
6,019 Equinix, Inc. 4,967,661
16,135 Extra Space Storage, Inc. 2,371,845
20,350 Gaming and Leisure Properties, Inc. 937,525
22,428 Iron Mountain, Inc. 1,798,950
6,671 Lamar Advertising Co. - Class A 796,584
5,919 National Storage Affiliates Trust 231,788
6,035 PotlatchDeltic Corp. 283,766

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
Click here to add static content to this content block.
SHARES SECURITY DESCRIPTION VALUE $
12,052 Public Storage 3,495,803
10,402 Rayonier, Inc. 345,762
8,194 SBA Communications Corp. 1,775,640
78,886 VICI Properties, Inc. - Class A 2,350,014
55,650 Weyerhaeuser Co. 1,998,392
35,881,857
TOBACCO 1.9%
76,321 Altria Group, Inc. 3,329,122
44,005 Philip Morris International, Inc. 4,031,738
7,360,860
WIRELESS TELECOMMUNICATION SERVICES 1.0%
24,402 T-Mobile US, Inc. 3,982,895
Total Common Stocks
(Cost $358,971,878) 391,160,618
SHORT TERM INVESTMENTS 0.2%
346,178 JPMorgan U.S. Government Money
Market Fund - Class IM 5.25%
(b)
346,178
346,178 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 5.22%
(b)
346,178
Total Short Term Investments
(Cost $692,356) 692,356
Total Investments 99.8%
(Cost $359,664,234) 391,852,974
Other Assets in Excess of Liabilities 0.2% 844,359
NET ASSETS 100.0% $392,697,333
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Schedule of Investments DoubleLine Commercial Real Estate ETF
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 2.9%
AREIT Trust ,
465,046 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.52%
(a)
11/17/2038 463,862
BDS ,
975,376 Series 2021-FL8-A
(CME Term SOFR
1 Month + 1.03%,
0.92% Floor) 6.36%
(a)
01/18/2036 975,192
BXMT Ltd. ,
557,326 Series 2020-FL2-A
(CME Term SOFR
1 Month + 1.01%,
1.01% Floor) 6.34%
(a)
02/15/2038 537,063
HERA Commercial Mortgage Ltd. ,
519,547 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.49%
(a)
02/18/2038 510,026
Ready Capital Mortgage Financing LLC ,
154,570 Series 2021-FL5-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.44%
(a)
04/25/2038 154,659
587,819 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.64%
(a)
11/25/2036 586,963
Total Asset Backed Obligations
(Cost $3,176,965) 3,227,765
COLLATERALIZED LOAN OBLIGATIONS 18.8%
Arbor Realty Commercial Real Estate Notes Ltd. ,
1,158,470 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.08%,
0.97% Floor) 6.41%
(a)
12/15/2035 1,157,321
230,000 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.18%,
1.18% Floor) 6.51%
(a)
08/15/2034 229,051
BRSP Ltd. ,
826,145 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.26%,
1.15% Floor) 6.59%
(a)
08/19/2038 817,137
BSPDF Issuer Ltd. ,
606,946 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.31%,
1.20% Floor) 6.64%
(a)
10/15/2036 598,846
BSPRT Issuer Ltd. ,
1,091,981 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.54%
(a)
03/15/2036 1,085,326
CHCP Ltd. ,
224,056 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.16%,
1.05% Floor) 6.49%
(a)
02/15/2038 223,486
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
FS Rialto ,
1,332,077 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.33%,
1.33% Floor) 6.66%
(a)
05/16/2038 1,319,593
1,187,208 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.69%
(a)
11/16/2036 1,185,142
FS Rialto Issuer LLC ,
850,000 Series 2022-FL4-A
(SOFR 30 Day
Average + 1.90%,
1.90% Floor) 7.22%
(a)
01/19/2039 852,632
GPMT Ltd. ,
814,516 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.36%,
1.36% Floor) 6.69%
(a)
07/16/2035 805,599
1,999,452 Series 2021-FL4-A
(CME Term SOFR
1 Month + 1.46%,
1.35% Floor) 6.79%
(a)
12/15/2036 1,959,367
HGI CRE CLO Ltd. ,
846,420 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.11%,
1.11% Floor) 6.44%
(a)
09/17/2036 838,223
KREF Ltd. ,
1,040,000 Series 2021-FL2-A
(CME Term SOFR
1 Month + 1.18%,
1.07% Floor) 6.51%
(a)
02/15/2039 1,024,324
LCCM Trust ,
849,668 Series 2021-FL3-A
(CME Term SOFR
1 Month + 1.56%,
1.56% Floor) 6.89%
(a)
11/15/2038 840,176
LFT CRE Ltd. ,
1,531,201 Series 2021-FL1-A
(CME Term SOFR
1 Month + 1.28%,
1.28% Floor) 6.61%
(a)
06/15/2039 1,524,844
LoanCore Issuer Ltd. ,
558,493 Series 2021-CRE5-A
(CME Term SOFR
1 Month + 1.41%,
1.41% Floor) 6.74%
(a)
07/15/2036 555,954
1,171,878 Series 2021-CRE6-A
(CME Term SOFR
1 Month + 1.41%,
1.30% Floor) 6.74%
(a)
11/15/2038 1,166,106
MF1 Ltd. ,
1,088,787 Series 2021-FL6-A
(CME Term SOFR
1 Month + 1.21%,
1.10% Floor) 6.54%
(a)
07/16/2036 1,083,777
1,178,509 Series 2021-FL7-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.52%
(a)
10/16/2036 1,172,802

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
STWD Ltd. ,
94,305 Series 2019-FL1-A
(CME Term SOFR
1 Month + 1.19%,
1.19% Floor) 6.52%
(a)
07/15/2038 93,755
1,000,000 Series 2019-FL1-AS
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.84%
(a)
07/15/2038 987,562
TRTX Issuer Ltd. ,
1,250,000 Series 2022-FL5-A
(SOFR 30 Day
Average + 1.65%,
1.65% Floor) 6.97%
(a)
02/15/2039 1,243,801
Total Collateralized Loan Obligations
(Cost $20,448,236) 20,764,824
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 54.6%
BAMLL Commercial Mortgage Securities Trust ,
650,000 Series 2018-DSNY-A
(CME Term SOFR
1 Month + 1.15%,
1.10% Floor) 6.47%
(a)
09/15/2034 650,085
400,000 Series 2019-RLJ-A
(CME Term SOFR
1 Month + 1.10%,
1.05% Floor) 6.42%
(a)
04/15/2036 399,900
500,000 Series 2019-RLJ-B
(CME Term SOFR
1 Month + 1.40%,
1.35% Floor) 6.72%
(a)
04/15/2036 499,483
BANK ,
259,641 Series
2019-BN22-A1 2.08% 11/15/2062 256,783
565,889 Series
2021-BN33-A1 0.61% 05/15/2064 536,663
650,000 Series
2021-BN36-A2 2.13% 09/15/2064 590,515
698,552 Series
2022-BNK39-A1 1.74% 02/15/2055 660,498
137,278 Series
2023-BNK45-A1 5.43% 02/15/2056 137,850
BANK5 ,
97,150 Series
2023-5YR2-A1 6.20% 07/15/2056 98,510
22,297,777 Series
2023-5YR3-XA 0.79%
(b)(c)
09/15/2056 700,694
BBCMS Mortgage Trust ,
120,358 Series 2017-C1-ASB 3.49% 02/15/2050 116,983
342,060 Series 2023-C19-A1 5.70% 04/15/2056 341,822
961,116 Series 2023-C22-A1 6.36% 11/15/2056 986,163
821,000 Series
2024-5C25-A1 5.49% 03/15/2057 826,214
1,228,828 Series 2024-C24-A1 5.23% 02/15/2057 1,224,171
Benchmark Mortgage Trust ,
12,929,983 Series 2019-B14-XA 0.77%
(b)(c)
12/15/2062 324,315
598,096 Series 2020-B19-A2 1.69% 09/15/2053 561,172
132,508 Series 2020-B21-A1 0.54% 12/17/2053 128,707
1,433,291 Series 2023-B40-A1 5.94% 12/15/2056 1,449,161
393,338 Series 2023-V2-A1 5.85% 05/15/2055 393,764
14,082,350 Series 2023-V2-XA 0.99%
(b)(c)
05/15/2055 487,779
352,994 Series 2024-V5-A1 5.32% 01/10/2057 352,385
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
BHP Trust ,
899,230 Series 2019-BXHP-A
(CME Term SOFR
1 Month + 1.02%,
0.98% Floor) 6.35%
(a)
08/15/2036 897,754
BMARK ,
702,248 Series 2023-V4-A1 6.45% 11/15/2056 706,415
BMO Mortgage Trust ,
538,445 Series 2022-C1-A1 2.20% 02/15/2055 514,393
140,533 Series 2022-C3-A1 5.25%
(b)
09/15/2054 139,787
558,740 Series 2023-5C2-A1 6.80% 11/15/2056 565,712
1,653,728 Series 2023-C7-A1 5.90% 12/15/2056 1,677,581
85,000 Series 2024-5C3-A1 5.14% 02/15/2057 84,728
BX Commercial Mortgage Trust ,
870,000 Series 2019-IMC-A
(CME Term SOFR
1 Month + 1.05%,
1.00% Floor) 6.37%
(a)
04/15/2034 869,115
491,120 Series 2020-VKNG-A
(CME Term SOFR
1 Month + 1.04%,
0.93% Floor) 6.37%
(a)
10/15/2037 490,558
590,964 Series 2021-ACNT-A
(CME Term SOFR
1 Month + 0.96%,
0.85% Floor) 6.29%
(a)
11/15/2038 585,540
1,250,000 Series 2021-CIP-A
(CME Term SOFR
1 Month + 1.04%,
0.92% Floor) 6.36%
(a)
12/15/2038 1,237,839
977,413 Series 2021-XL2-A
(CME Term SOFR
1 Month + 0.80%,
0.69% Floor) 6.13%
(a)
10/15/2038 970,720
CEDR Commercial Mortgage Trust ,
1,000,000 Series 2022-SNAI-A
(CME Term SOFR
1 Month + 0.99%,
0.99% Floor) 6.31%
(a)
02/15/2039 951,785
Citigroup Commercial Mortgage Trust ,
145,292 Series
2014-GC21-A5 3.86% 05/10/2047 144,961
750,000 Series
2015-GC27-A5 3.14% 02/10/2048 737,909
999,938 Series 2015-P1-A4 3.46% 09/15/2048 978,084
500,000 Series 2015-P1-A5 3.72% 09/15/2048 486,404
1,250,000 Series 2016-P4-A4 2.90% 07/10/2049 1,174,376
890,901 Series 2017-P7-A3 3.44% 04/14/2050 846,393
86,492 Series
2020-GC46-A1 1.85% 02/15/2053 84,752
Cold Storage Trust ,
1,228,738 Series 2020-ICE5-A
(CME Term SOFR
1 Month + 1.01%,
0.90% Floor) 6.33%
(a)
11/15/2037 1,226,595
Commercial Mortgage Trust ,
520,000 Series
2014-CR18-AM 4.10% 07/15/2047 517,425
355,000 Series
2014-UBS5-A4 3.84% 09/10/2047 350,827
1,250,000 Series
2015-CR25-A4 3.76% 08/10/2048 1,217,562
320,000 Series
2015-LC21-A4 3.71% 07/10/2048 311,969
600,000 Series 2015-PC1-A5 3.90% 07/10/2050 587,961

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,000,000 Series
2016-COR1-A4 3.09% 10/10/2049 933,432
Credit Suisse Mortgage Capital Certificates ,
1,246,898 Series 2019-ICE4-B
(CME Term SOFR
1 Month + 1.28%,
1.23% Floor) 6.60%
(a)
05/15/2036 1,246,102
CSAIL Commercial Mortgage Trust ,
1,031,473 Series 2015-C3-A3 3.45% 08/15/2048 1,009,013
87,166 Series 2020-C19-A1 1.30% 03/15/2053 84,818
Extended Stay America Trust ,
1,005,681 Series 2021-ESH-A
(CME Term SOFR
1 Month + 1.19%,
1.08% Floor) 6.52%
(a)
07/15/2038 1,006,012
Great Wolf Trust ,
367,726 Series
2019-WOLF-A
(CME Term SOFR
1 Month + 1.35%,
1.12% Floor) 6.67%
(a)
12/15/2036 367,699
GS Mortgage Securities Trust ,
487,990 Series
2013-GC13-AS 3.84%
(a)(b)
07/10/2046 465,647
311,597 Series
2014-GC24-A4 3.67% 09/10/2047 310,264
200,000 Series 2015-GC28-B 3.98% 02/10/2048 194,763
1,000,000 Series
2015-GC34-A4 3.51% 10/10/2048 954,840
248,270 Series
2015-GC34-AAB 3.28% 10/10/2048 243,548
99,859 Series
2020-GC45-A1 2.02% 02/13/2053 99,076
Hilton Orlando Trust ,
750,000 Series 2018-ORL-B
(CME Term SOFR
1 Month + 1.35%,
1.05% Floor) 6.67%
(a)
12/15/2034 749,717
IMT Trust ,
500,000 Series
2017-APTS-AFX 3.48%
(a)
06/15/2034 495,684
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
618,086 Series 2016-JP3-A4 2.63% 08/15/2049 580,929
JPMBB Commercial Mortgage Securities Trust ,
46,169 Series 2014-C18-A5 4.08% 02/15/2047 46,049
872,327 Series 2014-C21-A5 3.77% 08/15/2047 867,201
636,457 Series 2015-C30-A4 3.55% 07/15/2048 616,307
500,634 Series 2015-C31-A3 3.80% 08/15/2048 484,745
680,000 Series 2015-C32-A5 3.60% 11/15/2048 648,494
500,000 Series 2015-C33-AS 4.02% 12/15/2048 477,890
JPMCC Commercial Mortgage Securities Trust ,
380,671 Series 2017-JP5-A4 3.46% 03/15/2050 369,088
LCCM Trust ,
538,125 Series
2017-LC26-A3 3.29%
(a)
07/12/2050 509,930
Morgan Stanley Bank of America Merrill Lynch Trust ,
676,832 Series 2014-C17-A5 3.74% 08/15/2047 672,197
177,443 Series 2014-C18-A4 3.92% 10/15/2047 175,276
850,395 Series 2014-C19-A3 3.25% 12/15/2047 839,922
1,000,000 Series 2015-C23-AS 4.00%
(b)
07/15/2050 970,109
Morgan Stanley Capital I ,
1,337,692 Series 2017-HR2-A3 3.33% 12/15/2050 1,255,954
Morgan Stanley Capital I Trust ,
1,000,000
Series
2016-UBS9-A4 3.59% 03/15/2049 954,772
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
MSWF Commercial Mortgage Trust ,
1,422,590 Series 2023-2-A1 5.96% 12/15/2056 1,419,557
PFP Ltd. ,
339,730 Series 2021-8-A
(CME Term SOFR
1 Month + 1.11%,
1.00% Floor) 6.44%
(a)
08/09/2037 337,546
UBS Commercial Mortgage Trust ,
800,183 Series 2018-C8-A3 3.72% 02/15/2051 759,711
WB Commercial Mortgage Trust ,
1,000,000 Series 2024-HQ-A 6.13%
(a)(b)
03/15/2040 1,009,047
Wells Fargo Commercial Mortgage Trust ,
389,646 Series
2014-LC16-A5 3.82% 08/15/2050 387,118
103,079 Series 2015-C27-A4 3.19% 02/15/2048 101,230
1,000,000 Series 2015-C27-A5 3.45% 02/15/2048 976,299
1,250,000 Series 2015-C30-A4 3.66% 09/15/2058 1,211,310
600,000 Series
2015-LC20-A3 3.09% 04/15/2050 586,959
1,000,000 Series
2015-LC22-A4 3.84% 09/15/2058 972,145
328,000 Series
2015-NXS3-AS 3.97%
(b)
09/15/2057 316,318
1,000,000 Series 2015-P2-A4 3.81% 12/15/2048 969,104
745,461 Series
2016-BNK1-A2 2.40% 08/15/2049 698,281
725,000 Series 2016-C33-A4 3.43% 03/15/2059 693,939
1,250,000 Series 2016-C34-A4 3.10% 06/15/2049 1,178,846
WFRBS Commercial Mortgage Trust ,
149,254 Series 2013-C14-AS 3.49% 06/15/2046 140,484
500,000 Series 2014-C22-A5 3.75% 09/15/2057 491,271
388,533 Series 2014-C23-A4 3.65% 10/15/2057 385,863
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $59,646,637) 60,345,268
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 1.4%
AREIT Trust ,
867,253 Series 2022-CRE6-A
(SOFR 30 Day
Average + 1.25%,
1.25% Floor) 6.57%
(a)
01/20/2037 864,570
BXMT Ltd. ,
703,098 Series 2020-FL3-A
(CME Term SOFR
1 Month + 1.51%,
1.51% Floor) 6.84%
(a)
11/15/2037 684,986
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $1,525,579) 1,549,556
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 17.5%
FHLMC ,
1,150,000 Pool WN2424 5.10% 06/01/2028 1,151,750
FHLMC Multifamily Structured Pass-Through Certificates ,
350,000 Series K068-A2 3.24% 08/25/2027 334,721
1,095,454 Series K083-A1 3.94% 07/25/2028 1,072,045
1,720,000 Series K509-A2 4.85% 09/25/2028 1,728,276
2,025,000 Series K736-A2 2.28% 07/25/2026 1,921,097
2,279,855 Series K751-A1 4.37% 03/25/2030 2,254,080
FNMA ,
1,810,000 Pool AN1461 2.59% 05/01/2026 1,725,708
459,900 Pool AN5468 3.22% 05/01/2027 439,968
440,283 Pool AN7502 3.15% 11/01/2027 418,249
1,100,000 Pool BL0240 3.54% 11/01/2025 1,071,982
690,000 Pool BL0245 3.43% 11/01/2025 671,251

DoubleLine ETF Trust
Schedule of Investments DoubleLine Commercial Real Estate ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
750,000 Pool BS7662 4.90% 03/01/2028 748,507
1,100,000 Pool BS8040 5.14% 03/01/2028 1,103,399
750,000 Pool BZ0238 5.79% 01/01/2029 765,930
FNMA ACES ,
4,240,569 Series 2022-M13-A1 2.59%
(b)
04/25/2032 3,936,436
Total US Government and Agency Mortgage
Backed Obligations
(Cost $19,268,230) 19,343,399
SHORT TERM INVESTMENTS 4.5%
2,510,863 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(d)
2,510,863
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
2,510,863 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(d)
2,510,863
Total Short Term Investments
(Cost $5,021,726) 5,021,726
Total Investments 99.7%
(Cost $109,087,373) 110,252,538
Other Assets in Excess of Liabilities 0.3% 348,544
NET ASSETS 100.0% $110,601,082
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(c) Interest only security.
(d) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate

Schedule of Investments DoubleLine Mortgage ETF
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.6%
CIM Trust ,
897,024 Series 2023-R4-A1 5.00%
(a)(b)
05/25/2062 885,812
Connecticut Avenue Securities Trust ,
897,537 Series 2023-R07-
2M1 (SOFR 30
Day Average +
1.95%) 7.27%
(b)
09/25/2043 906,303
2,000,000 Series 2024-R01-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 7.12%
(b)
01/25/2044 2,013,522
1,500,000 Series 2024-R02-
1M2 (SOFR 30
Day Average +
1.80%, 1.80%
Floor) 7.12%
(b)
02/25/2044 1,508,468
CSMC Trust ,
942,920 Series 2018-RPL9-A 3.85%
(a)(b)
09/25/2057 893,068
1,045,781 Series
2021-RPL3-A1 2.00%
(a)(b)
01/25/2060 903,871
Deephaven Residential Mortgage Trust ,
857,564 Series 2022-2-A1 4.30%
(a)(b)
03/25/2067 821,115
FHLMC STACR REMIC Trust ,
680,862 Series
2021-HQA3-M1
(SOFR 30 Day
Average + 0.85%) 6.17%
(b)
09/25/2041 678,047
1,000,000 Series 2022-DNA3-
M1B (SOFR 30
Day Average +
2.90%) 8.22%
(b)
04/25/2042 1,035,399
1,633,626 Series 2023-HQA2-
M1A (SOFR 30
Day Average +
2.00%) 7.32%
(b)
06/25/2043 1,646,240
6,000,000 Series
2024-DNA1-M2
(SOFR 30 Day
Average + 1.95%) 7.27%
(b)
02/25/2044 6,026,172
6,000,000 Series
2024-HQA1-M2
(SOFR 30 Day
Average + 2.00%) 7.32%
(b)
03/25/2044 6,016,431
New Residential Mortgage Loan Trust ,
5,780,176 Series
2024-NQM1-A1 6.13%
(b)(c)
03/25/2064 5,808,777
OBX Trust ,
1,433,436 Series
2023-NQM10-A1 6.46%
(b)(c)
10/25/2063 1,443,670
865,373 Series
2023-NQM3-A1 5.95%
(b)(c)
02/25/2063 862,660
1,723,446 Series
2023-NQM5-A1A 6.57%
(b)(c)
06/25/2063 1,739,819
1,955,257 Series
2024-NQM1-A2 6.25%
(b)(c)
11/25/2063 1,953,473
995,252 Series
2024-NQM4-A1 6.07%
(b)(c)
01/25/2064 996,676
Verus Securitization Trust ,
1,705,678 Series 2023-5-A1 6.48%
(b)(c)
06/25/2068 1,713,286
947,807 Series 2023-7-A1 7.07%
(b)(c)
10/25/2068 966,065
1,924,333 Series 2023-8-A1 6.26%
(b)(c)
12/25/2068 1,931,840
969,731 Series
2023-INV3-A1 6.88%
(a)(b)
11/25/2068 982,763
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
1,964,806 Series 2024-1-A2 5.92%
(b)(c)
01/25/2069 1,954,340
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $43,478,323) 43,687,817
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 85.8%
FHLMC REMICS ,
2,156,660 Series 4631-GF
(SOFR 30 Day
Average + 0.61%,
0.50% Floor,
6.50% Cap) 5.93% 11/15/2046 2,123,462
948,693 Series 4948-E 2.50% 10/25/2048 842,164
1,382,004 Series 5008-DI 3.00%
(d)
09/25/2050 189,499
3,133,984 Series 5092-FK
(SOFR 30 Day
Average + 0.70%,
0.70% Floor,
4.00% Cap) 4.00% 03/25/2051 2,340,343
3,030,641 Series 5189-BJ 2.50% 05/25/2048 2,626,791
1,837,425 Series 5202-AK 3.00% 10/25/2049 1,657,175
FHLMC UMBS ,
5,902,555 Pool QH2160 6.00% 10/01/2053 6,052,875
5,716,996 Pool RA2853 2.50% 06/01/2050 4,764,678
3,162,091 Pool RA9431 5.50% 07/01/2053 3,172,599
4,251,564 Pool RB5166 3.00% 07/01/2042 3,798,629
4,675,188 Pool SD0500 3.00% 08/01/2050 4,111,848
2,504,008 Pool SD2912 5.00% 05/01/2053 2,462,934
4,806,953 Pool SD2969 2.50% 05/01/2052 4,044,210
2,109,143 Pool SD3139 3.50% 07/01/2052 1,889,354
4,200,695 Pool SD3354 5.00% 06/01/2053 4,102,573
2,896,355 Pool SD3592 5.50% 08/01/2053 2,897,717
2,904,047 Pool SD3745 6.00% 09/01/2053 2,951,159
4,896,536 Pool SD4270 2.00% 02/01/2052 3,952,163
4,906,129 Pool SD4296 2.00% 02/01/2052 3,941,692
5,928,710 Pool SD4400 2.00% 02/01/2051 4,782,836
11,114,374 Pool SD4608 2.50% 08/01/2051 9,388,332
4,966,885 Pool SD4650 5.00% 01/01/2054 4,880,390
4,744,193 Pool SD4794 6.50% 01/01/2054 4,926,900
2,913,689 Pool SD4888 6.00% 02/01/2054 2,973,049
6,559,770 Pool SD7550 3.00% 02/01/2052 5,759,697
3,030,285 Pool SD8288 5.00% 01/01/2053 2,959,471
FNMA REMICS ,
2,500,000 Series 2016-88-B 3.00% 12/25/2056 2,102,311
3,754,176 Series 2017-89-KZ 3.50% 08/25/2047 3,161,790
1,376,568 Series 2017-99-PY 4.00% 12/25/2047 1,276,367
3,750,546 Series 2021-3-NI 2.50%
(d)
02/25/2051 552,589
2,191,447 Series 2021-88-LA 2.50% 03/25/2050 1,857,473
FNMA UMBS ,
7,641,514 Pool CA6032 2.50% 06/01/2050 6,434,977
3,253,320 Pool CB6266 6.00% 05/01/2053 3,303,869
9,869,377 Pool CB7270 6.00% 10/01/2053 10,049,145
2,946,813 Pool CB7781 5.50% 01/01/2054 2,936,403
4,756,386 Pool FM4752 2.50% 11/01/2050 4,007,466
6,088,457 Pool FM7529 3.00% 05/01/2051 5,306,883
2,197,846 Pool FM8533 2.50% 03/01/2051 1,856,763
6,383,448 Pool FS0984 3.00% 04/01/2052 5,583,599
4,064,544 Pool FS2040 2.00% 02/01/2052 3,226,277
5,008,063 Pool FS2141 3.50% 06/01/2052 4,486,610
5,657,592 Pool FS5600 2.50% 06/01/2052 4,760,519
2,886,399 Pool FS5704 2.00% 04/01/2052 2,302,605
5,705,608 Pool FS6476 2.50% 11/01/2051 4,800,288
4,888,435 Pool FS6480 2.50% 11/01/2051 4,128,546
6,853,847 Pool FS6517 2.50% 04/01/2052 5,773,419
11,807,360 Pool FS6744 2.50% 10/01/2051 9,953,323

DoubleLine ETF Trust
Schedule of Investments DoubleLine Mortgage ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,964,276 Pool FS7114 5.50% 02/01/2054 3,985,654
3,843,838 Pool MA3357 4.00% 05/01/2048 3,628,643
4,839,152 Pool MA4492 2.00% 12/01/2051 3,839,697
3,863,795 Pool MA4733 4.50% 09/01/2052 3,680,729
475,508 Pool MA5038 5.00% 06/01/2053 464,103
2,811,832 Pool MA5039 5.50% 06/01/2053 2,799,606
FNMA/FHLMC UMBS, 30 Year, Single Family ,
6,047,000 Pool 2.50%
(e)
04/25/2054 4,999,023
GNMA ,
11,282,624 Pool 785730 3.00% 11/20/2051 9,904,558
9,022,161 Pool 786184 3.00% 02/20/2052 7,958,627
2,878,299 Pool 786540 3.50% 02/20/2050 2,665,935
3,002,092 Pool MA5076 3.00% 03/20/2048 2,680,015
6,371,104 Pool MA5191 3.50% 05/20/2048 5,870,966
6,056,574 Series 2015-124-VZ 3.50% 09/20/2045 5,543,387
1,003,828 Series 2016-116-DF
(CME Term SOFR
1 Month + 0.51%,
0.40% Floor,
6.50% Cap) 5.84% 09/20/2046 985,262
2,583,576 Series 2016-99-TL 2.00% 04/16/2044 2,059,987
3,333,587 Series 2018-146-Z 3.50% 10/20/2048 2,986,519
1,687,141 Series 2018-22-GZ 3.00% 02/20/2048 1,469,862
1,430,441 Series 2019-31-GF
(CME Term SOFR
1 Month + 0.56%,
0.45% Floor,
6.50% Cap) 5.89% 03/20/2049 1,410,519
7,473,185 Series 2020-151-MI 2.50%
(d)
10/20/2050 1,030,616
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
3,613,764 Series 2020-153-CI 2.50%
(d)
10/20/2050 478,708
3,005,652 Series 2020-17-IG 3.00%
(d)
02/20/2050 476,503
4,033,205 Series 2020-183-JI 2.50%
(d)
11/20/2050 563,531
2,193,812 Series 2021-142- 3.00%
(d)
08/20/2051 352,868
4,106,298 Series 2021-206-AI 3.50%
(d)
11/20/2051 729,776
6,360,748 Series 2021-57-JI 3.00%
(d)
03/20/2051 1,008,122
8,290,064 Series 2022-83- 2.50%
(d)
11/20/2051 1,153,206
5,359,448 Series 2023-24-IH 3.50%
(d)
07/20/2051 1,003,634
6,335,463 Series 2024-24-BI 3.00%
(d)
12/20/2051 1,028,401
Total US Government and Agency Mortgage
Backed Obligations
(Cost $255,098,629) 256,212,219
SHORT TERM INVESTMENTS 1.2%
1,720,230 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(f)
1,720,230
1,720,230 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(f)
1,720,230
Total Short Term Investments
(Cost $3,440,460) 3,440,460
Total Investments 101.6%
(Cost $302,017,412) 303,340,496
Liabilities in Excess of Other Assets (1.6)% (4,709,207)
NET ASSETS 100.0% $298,631,289
(a) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(c) Step bond; coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Interest only security.
(e) Represents or includes a TBA transaction.
(f) Seven-day yield as of period end.
Abbreviations:
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage Backed Securities

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
Futures Contracts
Description Long/Short
Contract
Quantity
Expiration
Date
Notional
Amount
(1)
Unrealized
Appreciation
(Depreciation) /
Value
U.S. Treasury Long Bond Long 30 06/18/2024 $ 3,613,125 $ 43,997
U.S. Treasury 5 Year Note Long 175 06/28/2024 18,727,734 10,176
U.S. Treasury 2 Year Note Long 615 06/28/2024 125,757,891 (313,126)
U.S. Treasury Ultra Bond Short (56) 06/18/2024 (7,224,000) 69,758
$(189,195)
(1) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Schedule of Investments DoubleLine Commodity Strategy ETF (Consolidated)
(Unaudited)
March 31, 2024

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
P RINCIPAL
A MOUNT
$/S HARES
S ECURITY
D ESCRIPTION R ATE M ATURITY V ALUE $
SHORT TERM INVESTMENTS 100.3%
582,487 JPMorgan U.S.
Government
Money Market
Fund - Class IM 5.25%
(a)(b)
582,487
582,487 Morgan Stanley
Institutional
Liquidity Funds
Government
Portfolio -
Institutional Share
Class 5.22%
(a)(b)
582,487
PRINCIPAL
AMOUNT
$/SHARES
SECURITY
DESCRIPTION RATE MATURITY VALUE $
16,400,000 U.S. Treasury Bills 0.00%
(b)
05/02/2024 16,325,512
4,000,000 U.S. Treasury Bills 0.00%
(b)
06/20/2024 3,953,676
1,500,000 U.S. Treasury Bills 0.00%
(b)
07/09/2024 1,478,608
2,000,000 U.S. Treasury Bills 0.00%
(b)
07/30/2024 1,965,630
Total Short Term Investments
(Cost $24,888,613) 24,888,400
Total Investments 100.3%
(Cost $24,888,613) 24,888,400
Liabilities in Excess of Other Assets (0.3)% (84,887)
NET ASSETS 100.0% $24,803,513
(a) Seven-day yield as of period end.
(b) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
Excess Return Swaps
Reference Entity Counterparty Long/Short
Financing
Rate
Payment
Frequency
Termination
Date
Notional
Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 04/24/2024 $ 21,500,000 $ 224,762 $ — $ 224,762
Barclays Backwardation Tilt
Multi-Strategy Index
(1)(2)
Barclays Bank Plc Long 0.25% Termination 04/24/2024 3,100,000 23,986 — 23,986
$248,748 $— $248,748
(1) All or a portion of this security is owned by DoubleLine Commodity ETF Ltd., which is a wholly-owned subsidiary of the DoubleLine Commodity
Strategy ETF.
(2) Barclays Backwardation Tilt Multi-Strategy Index seeks to capture two sources of potential outperformance in commodity futures markets. The first source of potential outperformance comes through selecting, for each relevant commodity, the eligible futures contract that is expected to offer the best outperformance relative to the front-month contract rolling exposure used by the Bloomberg Commodity Index. This is achieved through the use of certain futures contract selection methodologies referred to together as “Multi-Strategy.” These Multi-Strategy methodologies select a futures contract for each commodity that may differ from the futures contract selected by the Bloomberg Commodity Index, based on the factors described above including carry, seasonality and momentum. The second source of potential outperformance comes through overweighting
(relative to the weightings in the Bloomberg Commodity Index) the exposure of the Barclays Index to the futures contracts of commodities that exhibit the highest degree of backwardation in the term structures of their futures contracts, while simultaneously underweighting the exposure to the futures contracts of commodities that exhibit a lower degree of backwardation. Historically, the commodities with a higher degree of backwardation have generally had better historical average performance than the commodities with a lower degree of backwardation. Information on the index constituents as of period end, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/
details.app;ticker=BXCS1496.

Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.9%
AEROSPACE & DEFENSE 1.6%
137 Boeing Co. (The)
(a)
26,440
101 General Dynamics Corp. 28,531
95 Huntington Ingalls Industries, Inc. 27,690
130 L3Harris Technologies, Inc. 27,703
64 Lockheed Martin Corp. 29,112
60 Northrop Grumman Corp. 28,720
306 RTX Corp. 29,844
316 Textron, Inc. 30,314
228,354
AIR FREIGHT & LOGISTICS 1.1%
373 CH Robinson Worldwide, Inc. 28,400
233 Expeditors International of Washington, Inc. 28,326
114 FedEx Corp. 33,030
529 GXO Logistics, Inc.
(a)
28,439
186 United Parcel Service, Inc. - Class B 27,645
145,840
AUTOMOBILE COMPONENTS 1.2%
241 Autoliv, Inc. (Sweden) 29,024
903 BorgWarner, Inc. 31,370
2,252 Dana, Inc. 28,600
2,332 Goodyear Tire & Rubber Co. (The)
(a)
32,018
204 Lear Corp. 29,556
150,568
AUTOMOBILES 0.9%
2,308 Ford Motor Co. 30,650
689 General Motors Co. 31,246
138 Tesla, Inc.
(a)
24,259
218 Thor Industries, Inc. 25,580
111,735
BANKS 3.1%
808 Bank of America Corp. 30,639
497 Citigroup, Inc. 31,430
894 Citizens Financial Group, Inc. 32,443
815 Fifth Third Bancorp 30,326
2,128 Huntington Bancshares, Inc. 29,686
151 JPMorgan Chase & Co. 30,245
1,959 KeyCorp 30,972
199 M&T Bank Corp. 28,943
189 PNC Financial Services Group, Inc. (The) 30,542
1,491 Regions Financial Corp. 31,371
794 Truist Financial Corp. 30,950
669 US Bancorp 29,904
505 Wells Fargo & Co. 29,270
396,721
BEVERAGES 1.0%
459 Coca-Cola Co. (The) 28,082
112 Constellation Brands, Inc. - Class A 30,437
939 Keurig Dr Pepper, Inc. 28,799
442 Molson Coors Beverage Co. - Class B 29,725
164 PepsiCo, Inc. 28,702
145,745
BIOTECHNOLOGY 1.4%
155 AbbVie, Inc. 28,226
99 Amgen, Inc. 28,148
124 Biogen, Inc.
(a)
26,738
379 Gilead Sciences, Inc. 27,762
288 Moderna, Inc.
(a)
30,689
27 Regeneron Pharmaceuticals, Inc.
(a)
25,987
SHARES SECURITY DESCRIPTION VALUE $
64 Vertex Pharmaceuticals, Inc.
(a)
26,753
194,303
BROADLINE RETAIL 1.5%
159 Amazon.com, Inc.
(a)
28,680
1,640 Coupang, Inc. (South Korea)
(a)
29,176
624 eBay, Inc. 32,935
969 Kohl's Corp. 28,246
1,388 Macy's, Inc. 27,746
1,278 Nordstrom, Inc. 25,905
19,791 Qurate Retail, Inc.
(a)
24,343
197,031
BUILDING PRODUCTS 1.3%
143 Builders FirstSource, Inc.
(a)
29,823
503 Carrier Global Corp. 29,239
340 Fortune Brands Innovations, Inc. 28,788
361 Masco Corp. 28,476
186 Owens Corning 31,025
244 UFP Industries, Inc. 30,014
177,365
CAPITAL MARKETS 2.8%
67 Ameriprise Financial, Inc. 29,375
498 Bank of New York Mellon Corp. (The) 28,695
34 BlackRock, Inc. 28,346
424 Charles Schwab Corp. (The) 30,672
1,022 Franklin Resources, Inc. 28,728
70 Goldman Sachs Group, Inc. (The) 29,238
199 Intercontinental Exchange, Inc. 27,349
103 LPL Financial Holdings, Inc. 27,213
324 Morgan Stanley 30,508
338 Northern Trust Corp. 30,055
231 Raymond James Financial, Inc. 29,665
64 S&P Global, Inc. 27,229
377 State Street Corp. 29,150
411 StoneX Group, Inc.
(a)
28,877
405,100
CHEMICALS 3.7%
119 Air Products and Chemicals, Inc. 28,830
215 Albemarle Corp. 28,324
185 Celanese Corp. - Class A 31,794
347 CF Industries Holdings, Inc. 28,874
502 Corteva, Inc. 28,950
492 Dow, Inc. 28,502
398 DuPont de Nemours, Inc. 30,515
321 Eastman Chemical Co. 32,171
124 Ecolab, Inc. 28,632
1,082 Huntsman Corp. 28,164
372 International Flavors & Fragrances, Inc. 31,988
887 Mosaic Co. (The) 28,792
530 Olin Corp. 31,164
196 PPG Industries, Inc. 28,400
84 Sherwin-Williams Co. (The) 29,176
202 Westlake Corp. 30,866
475,142
COMMERCIAL SERVICES & SUPPLIES 0.8%
674 ABM Industries, Inc. 30,074
44 Cintas Corp. 30,229
150 Republic Services, Inc. 28,716
133 Waste Management, Inc. 28,349
117,368
COMMUNICATIONS EQUIPMENT 0.6%
574 Cisco Systems, Inc. 28,648

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
15,099 CommScope Holding Co., Inc.
(a)
19,780
84 Motorola Solutions, Inc. 29,818
78,246
CONSTRUCTION & ENGINEERING 1.3%
309 AECOM 30,307
100 EMCOR Group, Inc. 35,020
767 Fluor Corp.
(a)
32,429
373 MasTec, Inc.
(a)
34,782
115 Quanta Services, Inc. 29,877
162,415
CONSTRUCTION MATERIALS 0.2%
105 Vulcan Materials Co. 28,657
CONSUMER FINANCE 1.0%
757 Ally Financial, Inc. 30,727
127 American Express Co. 28,917
202 Capital One Financial Corp. 30,076
225 Discover Financial Services 29,495
675 Synchrony Financial 29,106
148,321
CONSUMER STAPLES DISTRIBUTION & RETAIL 3.4%
1,332 Albertsons Cos., Inc. - Class A 28,558
513 Andersons, Inc. (The) 29,431
381 BJ's Wholesale Club Holdings, Inc.
(a)
28,823
92 Casey's General Stores, Inc. 29,297
37 Costco Wholesale Corp. 27,107
192 Dollar General Corp. 29,964
186 Dollar Tree, Inc.
(a)
24,766
572 Kroger Co. (The) 32,678
362 Performance Food Group Co.
(a)
27,020
1,336 SpartanNash Co. 27,001
341 Sysco Corp. 27,682
182 Target Corp. 32,252
1,748 United Natural Foods, Inc.
(a)
20,085
536 US Foods Holding Corp.
(a)
28,928
1,281 Walgreens Boots Alliance, Inc. 27,785
464 Walmart, Inc. 27,919
449,296
CONTAINERS & PACKAGING 2.0%
129 Avery Dennison Corp. 28,799
442 Ball Corp. 29,773
474 Berry Global Group, Inc. 28,668
357 Crown Holdings, Inc. 28,296
1,063 Graphic Packaging Holding Co. 31,018
810 International Paper Co. 31,606
158 Packaging Corp. of America 29,985
491 Sonoco Products Co. 28,399
621 Westrock Co. 30,708
267,252
DISTRIBUTORS 0.4%
184 Genuine Parts Co. 28,507
523 LKQ Corp. 27,933
56,440
DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
1,646 AT&T, Inc. 28,970
17,991 Lumen Technologies, Inc.
(a)
28,066
693 Verizon Communications, Inc. 29,078
86,114
ELECTRIC UTILITIES 3.1%
329 American Electric Power Co., Inc. 28,327
SHARES SECURITY DESCRIPTION VALUE $
177 Constellation Energy Corp. 32,718
304 Duke Energy Corp. 29,400
409 Edison International
(a)
28,929
275 Entergy Corp. 29,062
467 Eversource Energy 27,913
765 Exelon Corp. 28,741
751 FirstEnergy Corp. 29,004
498 NextEra Energy, Inc. 31,827
513 NRG Energy, Inc. 34,725
1,670 PG&E Corp. 27,989
1,048 PPL Corp. 28,851
416 Southern Co. (The) 29,844
475 Xcel Energy, Inc. 25,531
412,861
ELECTRICAL EQUIPMENT 0.4%
261 Emerson Electric Co. 29,603
98 Rockwell Automation, Inc. 28,550
58,153
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.9%
256 Amphenol Corp. - Class A 29,530
239 Arrow Electronics, Inc.
(a)
30,941
602 Avnet, Inc. 29,847
113 CDW Corp. 28,903
862 Corning, Inc. 28,412
151 Insight Enterprises, Inc.
(a)
28,014
194 Jabil, Inc. 25,986
446 Sanmina Corp.
(a)
27,732
271 TD SYNNEX Corp. 30,650
260,015
ENERGY EQUIPMENT & SERVICES 0.6%
932 Baker Hughes Co. 31,222
792 Halliburton Co. 31,221
62,443
ENTERTAINMENT 1.0%
296 Live Nation Entertainment, Inc.
(a)
31,308
46 Netflix, Inc.
(a)
27,937
253 Walt Disney Co. (The) 30,957
3,184 Warner Bros Discovery, Inc.
(a)
27,796
117,998
FINANCIAL SERVICES 2.5%
1,077 A-Mark Precious Metals, Inc. 33,053
67 Berkshire Hathaway, Inc. - Class B
(a)
28,175
356 Block, Inc. - Class A
(a)
30,110
802 Equitable Holdings, Inc. 30,484
413 Fidelity National Information Services, Inc. 30,636
183 Fiserv, Inc.
(a)
29,247
207 Global Payments, Inc. 27,668
528 Jackson Financial, Inc. - Class A 34,922
58 Mastercard, Inc. - Class A 27,931
460 PayPal Holdings, Inc.
(a)
30,815
97 Visa, Inc. - Class A 27,071
330,112
FOOD PRODUCTS 2.6%
524 Archer-Daniels-Midland Co. 32,912
655 Campbell Soup Co. 29,115
990 Conagra Brands, Inc. 29,344
431 General Mills, Inc. 30,157
148 Hershey Co. (The) 28,786
896 Hormel Foods Corp. 31,261
240 Ingredion, Inc. 28,044
227 J M Smucker Co. (The) 28,572

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
SHARES SECURITY DESCRIPTION VALUE $
498 Kellanova 28,530
773 Kraft Heinz Co. (The) 28,524
378 Mondelez International, Inc. - Class A 26,460
511 Tyson Foods, Inc. - Class A 30,011
351,716
GAS UTILITIES 0.2%
1,146 UGI Corp. 28,123
GROUND TRANSPORTATION 2.3%
258 Avis Budget Group, Inc. 31,595
729 CSX Corp. 27,024
3,557 Hertz Global Holdings, Inc.
(a)
27,851
133 JB Hunt Transport Services, Inc. 26,500
482 Knight-Swift Transportation Holdings, Inc. -
Class A 26,520
142 Landstar System, Inc. 27,372
109 Norfolk Southern Corp. 27,781
247 Ryder System, Inc. 29,687
352 Uber Technologies, Inc.
(a)
27,100
109 Union Pacific Corp. 26,806
233 XPO, Inc.
(a)
28,433
306,669
HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
232 Abbott Laboratories 26,369
668 Baxter International, Inc. 28,550
115 Becton Dickinson & Co. 28,457
417 Boston Scientific Corp.
(a)
28,560
78 Stryker Corp. 27,914
139,850
HEALTH CARE PROVIDERS & SERVICES 4.2%
252 Cardinal Health, Inc. 28,199
117 Cencora, Inc. 28,430
352 Centene Corp.
(a)
27,625
82 Cigna Group (The) 29,782
10,103 Community Health Systems, Inc.
(a)
35,361
366 CVS Health Corp. 29,192
217 DaVita, Inc.
(a)
29,957
54 Elevance Health, Inc. 28,001
88 HCA Healthcare, Inc. 29,351
362 Henry Schein, Inc.
(a)
27,338
78 Humana, Inc. 27,044
128 Laboratory Corp. of America Holdings 27,963
53 McKesson Corp. 28,453
69 Molina Healthcare, Inc.
(a)
28,347
1,118 Owens & Minor, Inc.
(a)
30,980
219 Quest Diagnostics, Inc. 29,151
308 Tenet Healthcare Corp.
(a)
32,374
53 UnitedHealth Group, Inc. 26,219
170 Universal Health Services, Inc. - Class B 31,018
554,785
HOTELS, RESTAURANTS & LEISURE 2.7%
182 Airbnb, Inc. - Class A
(a)
30,023
917 Aramark 29,821
7 Booking Holdings, Inc. 25,395
660 Caesars Entertainment, Inc.
(a)
28,868
10 Chipotle Mexican Grill, Inc.
(a)
29,068
163 Darden Restaurants, Inc. 27,245
203 Expedia Group, Inc.
(a)
27,963
136 Hilton Worldwide Holdings, Inc. 29,010
111 Marriott International, Inc. - Class A 28,006
94 McDonald's Corp. 26,503
661 MGM Resorts International
(a)
31,206
SHARES SECURITY DESCRIPTION VALUE $
294 Starbucks Corp. 26,869
651 Yum China Holdings, Inc. (China) 25,903
365,880
HOUSEHOLD DURABLES 2.4%
190 DR Horton, Inc. 31,265
180 Lennar Corp. - Class A 30,956
240 Mohawk Industries, Inc.
(a)
31,414
3,764 Newell Brands, Inc. 30,225
3 NVR, Inc.
(a)
24,300
259 PulteGroup, Inc. 31,241
496 Taylor Morrison Home Corp. - Class A
(a)
30,836
248 Toll Brothers, Inc. 32,084
256 Whirlpool Corp. 30,625
272,946
HOUSEHOLD PRODUCTS 0.6%
320 Colgate-Palmolive Co. 28,816
228 Kimberly-Clark Corp. 29,492
173 Procter & Gamble Co. (The) 28,069
86,377
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 0.6%
1,834 AES Corp. (The) 32,884
543 Vistra Corp. 37,820
70,704
INDUSTRIAL CONGLOMERATES 0.8%
300 3M Co. 31,821
179 General Electric Co. 31,420
139 Honeywell International, Inc. 28,530
91,771
INSURANCE 4.7%
345 Aflac, Inc. 29,622
173 Allstate Corp. (The) 29,931
385 American International Group, Inc. 30,095
113 Arthur J Gallagher & Co. 28,255
152 Assurant, Inc. 28,612
586 Brighthouse Financial, Inc.
(a)
30,202
554 Fidelity National Financial, Inc. 29,417
480 First American Financial Corp. 29,304
4,447 Genworth Financial, Inc. - Class A
(a)
28,594
289 Hartford Financial Services Group, Inc. (The) 29,781
1,000 Lincoln National Corp. 31,930
369 Loews Corp. 28,889
18 Markel Group, Inc.
(a)
27,387
136 Marsh & McLennan Cos., Inc. 28,013
400 MetLife, Inc. 29,644
955 Old Republic International Corp. 29,338
343 Principal Financial Group, Inc. 29,604
144 Progressive Corp. (The) 29,782
257 Prudential Financial, Inc. 30,172
158 Reinsurance Group of America, Inc. 30,475
124 Travelers Cos., Inc. (The) 28,537
563 Unum Group 30,211
326 W R Berkley Corp. 28,831
676,626
INTERACTIVE MEDIA & SERVICES 0.4%
202 Alphabet, Inc. - Class A
(a)
30,488
56 Meta Platforms, Inc. - Class A 27,192
57,680
IT SERVICES 0.8%
351 Cognizant Technology Solutions Corp. - Class A 25,725
1,268 DXC Technology Co.
(a)
26,894

DoubleLine ETF Trust
Schedule of Investments DoubleLine Fortune 500 Equal Weight ETF
(Cont.)
The accompanying notes are an integral part of these financial statements.
SHARES SECURITY DESCRIPTION VALUE $
150 International Business Machines Corp. 28,644
1,279 Kyndryl Holdings, Inc.
(a)
27,831
109,094
LEISURE PRODUCTS 0.2%
300 Polaris, Inc. 30,036
LIFE SCIENCES TOOLS & SERVICES 0.8%
1,135 Avantor, Inc.
(a)
29,022
108 Danaher Corp. 26,970
111 IQVIA Holdings, Inc.
(a)
28,071
48 Thermo Fisher Scientific, Inc. 27,898
111,961
MACHINERY 2.8%
257 AGCO Corp. 31,616
84 Caterpillar, Inc. 30,780
103 Cummins, Inc. 30,349
76 Deere & Co. 31,216
168 Dover Corp. 29,768
105 Illinois Tool Works, Inc. 28,175
253 Oshkosh Corp. 31,552
295 Otis Worldwide Corp. 29,285
248 PACCAR, Inc. 30,725
52 Parker-Hannifin Corp. 28,901
313 Stanley Black & Decker, Inc. 30,652
201 Westinghouse Air Brake Technologies Corp. 29,282
362,301
MEDIA 1.8%
9,382 Altice USA, Inc. - Class A
(a)
24,487
95 Charter Communications, Inc. - Class A
(a)
27,610
655 Comcast Corp. - Class A 28,394
937 Fox Corp. - Class A 29,300
868 Interpublic Group of Cos., Inc. (The) 28,323
935 Liberty Media Corp-Liberty SiriusXM - Class
A
(a)
27,770
1,050 News Corp. - Class A 27,489
313 Omnicom Group, Inc. 30,286
2,487 Paramount Global - Class B 29,272
252,931
METALS & MINING 2.2%
1,037 Alcoa Corp. 35,039
1,337 Cleveland-Cliffs, Inc.
(a)
30,403
507 Commercial Metals Co. 29,796
726 Freeport-McMoRan, Inc. 34,137
927 Newmont Corp. 33,224
143 Nucor Corp. 28,300
85 Reliance, Inc. 28,405
208 Steel Dynamics, Inc. 30,832
584 United States Steel Corp. 23,816
273,952
MULTI-UTILITIES 1.8%
388 Ameren Corp. 28,696
1,003 CenterPoint Energy, Inc. 28,575
483 CMS Energy Corp. 29,144
318 Consolidated Edison, Inc. 28,878
579 Dominion Energy, Inc. 28,481
258 DTE Energy Co. 28,932
449 Public Service Enterprise Group, Inc. 29,984
391 Sempra 28,086
357 WEC Energy Group, Inc. 29,317
260,093
SHARES SECURITY DESCRIPTION VALUE $
OIL, GAS & CONSUMABLE FUELS 7.3%
922 APA Corp. 31,698
180 Cheniere Energy, Inc. 29,030
338 Chesapeake Energy Corp. 30,025
182 Chevron Corp. 28,709
248 ConocoPhillips 31,565
1,066 Coterra Energy, Inc. 29,720
1,117 Delek US Holdings, Inc. 34,337
625 Devon Energy Corp. 31,363
155 Diamondback Energy, Inc. 30,716
243 EOG Resources, Inc. 31,065
758 EQT Corp. 28,099
266 Exxon Mobil Corp. 30,920
190 Hess Corp. 29,002
506 HF Sinclair Corp. 30,547
1,613 Kinder Morgan, Inc. 29,582
1,140 Marathon Oil Corp. 32,308
165 Marathon Petroleum Corp. 33,248
457 Occidental Petroleum Corp. 29,700
373 ONEOK, Inc. 29,903
601 Ovintiv, Inc. 31,192
753 Par Pacific Holdings, Inc.
(a)
27,906
599 PBF Energy, Inc. - Class A 34,484
194 Phillips 66 31,688
118 Pioneer Natural Resources Co. 30,975
4,039 Southwestern Energy Co.
(a)
30,616
285 Targa Resources Corp. 31,917
198 Valero Energy Corp. 33,797
793 Williams Cos., Inc. (The) 30,903
1,104 World Kinect Corp. 29,201
894,216
PASSENGER AIRLINES 1.5%
719 Alaska Air Group, Inc.
(a)
30,910
1,782 American Airlines Group, Inc.
(a)
27,354
660 Delta Air Lines, Inc. 31,594
4,249 JetBlue Airways Corp.
(a)
31,528
804 Southwest Airlines Co. 23,469
617 United Airlines Holdings, Inc.
(a)
29,542
174,397
PERSONAL CARE PRODUCTS 0.2%
186 Estee Lauder Cos., Inc. (The) - Class A 28,672
PHARMACEUTICALS 1.4%
548 Bristol-Myers Squibb Co. 29,718
36 Eli Lilly & Co. 28,007
172 Johnson & Johnson 27,209
215 Merck & Co., Inc. 28,369
1,030 Pfizer, Inc. 28,583
2,253 Viatris, Inc. 26,901
139 Zoetis, Inc. - Class A 23,520
192,307
PROFESSIONAL SERVICES 1.4%
110 Automatic Data Processing, Inc. 27,471
189 Booz Allen Hamilton Holding Corp. 28,055
188 Jacobs Solutions, Inc. 28,901
218 Leidos Holdings, Inc. 28,578
380 ManpowerGroup, Inc. 29,503
342 Robert Half, Inc. 27,114
197 Science Applications International Corp. 25,687
195,309
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.6%
304 CBRE Group, Inc. - Class A
(a)
29,561

Semi-Annual Report
|
March 31, 2024

The accompanying notes are an integral part of these financial statements.
(Unaudited)
March 31, 2024
SHARES SECURITY DESCRIPTION VALUE $
148 Jones Lang LaSalle, Inc.
(a)
28,873
8,909 Opendoor Technologies, Inc.
(a)
26,994
85,428
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
156 Advanced Micro Devices, Inc.
(a)
28,156
147 Analog Devices, Inc. 29,075
139 Applied Materials, Inc. 28,666
21 Broadcom, Inc. 27,834
656 Intel Corp. 28,976
40 KLA Corp. 27,943
29 Lam Research Corp. 28,176
307 Micron Technology, Inc. 36,192
35 NVIDIA Corp. 31,625
360 ON Semiconductor Corp.
(a)
26,478
177 QUALCOMM, Inc. 29,966
169 Texas Instruments, Inc. 29,441
352,528
SOFTWARE 1.5%
50 Adobe, Inc.
(a)
25,230
41 Intuit, Inc. 26,650
67 Microsoft Corp. 28,188
1,928 NCR Voyix Corp.
(a)
24,351
248 Oracle Corp. 31,151
92 Salesforce, Inc. 27,709
36 ServiceNow, Inc.
(a)
27,446
190,725
SPECIALIZED REITS 0.6%
148 American Tower Corp. 29,243
31 Equinix, Inc. 25,585
842 Weyerhaeuser Co. 30,236
85,064
SPECIALTY RETAIL 6.4%
427 Advance Auto Parts, Inc. 36,333
130 Asbury Automotive Group, Inc.
(a)
30,651
191 AutoNation, Inc.
(a)
31,626
9 AutoZone, Inc.
(a)
28,365
585 Bath & Body Works, Inc. 29,262
351 Best Buy Co., Inc. 28,793
134 Burlington Stores, Inc.
(a)
31,113
361 CarMax, Inc.
(a)
31,447
344 Carvana Co.
(a)
30,241
1,607 Chewy, Inc. - Class A
(a)
25,567
156 Dick's Sporting Goods, Inc. 35,078
797 Foot Locker, Inc. 22,715
1,411 Gap, Inc. (The) 38,873
104 Group 1 Automotive, Inc. 30,392
73 Home Depot, Inc. (The) 28,003
94 Lithia Motors, Inc. - Class A 28,281
117 Lowe's Cos., Inc. 29,803
66 Murphy USA, Inc. 27,667
SHARES SECURITY DESCRIPTION VALUE $
522 ODP Corp. (The)
(a)
27,692
25 O'Reilly Automotive, Inc.
(a)
28,222
182 Penske Automotive Group, Inc. 29,482
185 Ross Stores, Inc. 27,151
538 Sonic Automotive, Inc. - Class A 30,634
275 TJX Cos., Inc. (The) 27,891
110 Tractor Supply Co. 28,789
49 Ulta Beauty, Inc.
(a)
25,621
483 Wayfair, Inc. - Class A
(a)
32,786
118 Williams-Sonoma, Inc. 37,469
839,947
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 1.3%
152 Apple, Inc. 26,065
303 Dell Technologies, Inc. - Class C 34,575
1,860 Hewlett Packard Enterprise Co. 32,978
961 HP, Inc. 29,041
482 Western Digital Corp.
(a)
32,892
155,551
TEXTILES, APPAREL & LUXURY GOODS 1.0%
59 Lululemon Athletica, Inc.
(a)
23,048
263 NIKE, Inc. - Class B 24,717
202 PVH Corp. 28,403
455 Skechers USA, Inc. - Class A
(a)
27,873
1,724 VF Corp. 26,446
130,487
TOBACCO 0.4%
678 Altria Group, Inc. 29,574
307 Philip Morris International, Inc. 28,127
57,701
TRADING COMPANIES & DISTRIBUTORS 1.4%
309 Beacon Roofing Supply, Inc.
(a)
30,288
208 Boise Cascade Co. 31,901
40 United Rentals, Inc. 28,844
71 Watsco, Inc. 30,670
191 WESCO International, Inc. 32,714
28 WW Grainger, Inc. 28,484
182,901
Total Common Stocks
(Cost $12,160,978) 13,232,323
SHORT TERM INVESTMENTS 0.2%
16,226 JPMorgan U.S. Government Money
Market Fund - Class IM 5.25%
(b)
16,226
16,226 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 5.22%
(b)
16,226
Total Short Term Investments
(Cost $32,452) 32,452
Total Investments 100.1%
(Cost $12,193,430) 13,264,775
Liabilities in Excess of Other Assets (0.1)% (10,286)
NET ASSETS 100.0% $13,254,489
(a) Non-income producing security.
(b) Seven-day yield as of period end.

Statements of Assets and Liabilities

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
The accompanying notes are an integral part of these financial statements.
DoubleLine
Opportunistic
Bond ETF
DoubleLine
Shiller CAPE® U.S.
Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
DoubleLine
Fortune 500 Equal
Weight ETF
ASSETS
Investments in Unaffiliated Securities, at Value* $ 254,148,872 $ 391,160,618 $ 105,230,812 $ 299,900,036 $ — $ 13,232,323
Short Term Investments* 6,684,190 692,356 5,021,726 3,440,460 24,888,400 32,452
Interest and Dividends Receivable 2,091,291 831,762 384,974 1,131,225 7,943 13,098
Receivable for Fund Shares Sold 1,835,651 — — — 1,022,479 —
Receivable for Investments Sold 1,159,741 — — 2,758,260 — —
Deposit at Broker for Futures Contracts 750,450 — — 852,670 — —
Cash 25,628 221,621 — — — 3,367
Foreign Currency, at Value* 35 — — — — —
Net Unrealized Appreciation on Swaps — — — — 248,748 —
Due from Broker — — — — 613,385 —
Total Assets 266,695,858 392,906,357 110,637,512 308,082,651 26,780,955 13,281,240
LIABILITIES
Payable for Investments Purchased 7,109,235 — — 9,088,194 1,965,617 24,579
Management Fees Payable 106,078 209,024 36,430 122,415 11,825 2,172
Interest Expense Payable 14,594 — — 9,278 — —
Payable for variation margin on futures contracts 12,213 — — 192,274 — —
Due to Custodian — — — 39,201 — —
Total Liabilities 7,242,120 209,024 36,430 9,451,362 1,977,442 26,751
Net Assets $ 259,453,738 $ 392,697,333 $ 110,601,082 $ 298,631,289 $ 24,803,513 $ 13,254,489
NET ASSETS CONSISTS OF:
Paid-In Capital $ 262,169,531 $ 341,316,521 $ 108,892,755 $ 298,368,267 $ 23,744,736 $ 11,993,114
Total Distributable Earnings (Loss) (2,715,793) 51,380,812 1,708,327 263,022 1,058,777 1,261,375
Net Assets $ 259,453,738 $ 392,697,333 $ 110,601,082 $ 298,631,289 $ 24,803,513 $ 13,254,489
*Identified Cost:
Investments in Unaffiliated Securities $ 251,843,998 $ 358,971,878 $ 104,065,647 $ 298,576,952 $ — $ 12,160,978
Short Term Investments 6,684,190 692,356 5,021,726 3,440,460 24,888,613 32,452
Foreign Currency 35 — — — — —
Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited number of shares
authorized $ 0.001 par value) 5,661,000 14,042,000 2,160,001 6,140,001 960,001 480,001
Net Asset Value Per Share $ 45.83 $ 27.97 $ 51.20 $ 48.64 $ 25.84 $ 27.61

Semi-Annual Report
|
March 31, 2024

Statements of Operations
The accompanying notes are an integral part of these financial statements.
(Unaudited)
For the Period Ended March 31, 2024
DoubleLine
Opportunistic
Bond ETF
DoubleLine
Shiller CAPE®
U.S. Equities ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
(a)
DoubleLine
Fortune 500
Equal Weight
ETF
(a)
INVESTMENT INCOME
Income:
Interest $ 6,260,270 $ — $ 2,482,231 $ 4,545,614 $ 137,337 $ —
Dividends from Unaffiliated Securities 144,279 3,947,556 137,226 425,602 13,251 48,300
Total Investment Income 6,404,549 3,947,556 2,619,457 4,971,216 150,588 48,300
Expenses:
Management Fees 564,796 1,109,955 178,169 483,895 19,432 4,130
Total Expenses 564,796 1,109,955 178,169 483,895 19,432 4,130
Net Investment Income (Loss) 5,839,753 2,837,601 2,441,288 4,487,321 131,156 44,170
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities 1,039,708 (1,274,209) 53,698 (1,285,237) (87) (2,562)
In-kind redemptions on investments in securities 176,279 22,056,319 — — — 148,422
Futures contracts (312,649) — — 130,630 — —
Swap contracts — — — — 679,173 —
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities 7,908,259 37,537,310 1,188,769 6,062,350 — 1,071,345
Short Term Investments — — — — (213) —
Futures contracts (117,827) — — (63,217) — —
Swap contracts — — — — 248,748 —
Net Realized and Unrealized Gain (Loss) on Investments 8,693,770 58,319,420 1,242,467 4,844,526 927,621 1,217,205
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS $ 14,533,523 $ 61,157,021 $ 3,683,755 $ 9,331,847 $ 1,058,777 $ 1,261,375
(a)
Commenced operations on January 31, 2024 .

Statements of Changes in Net Assets

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2024
(Unaudited)
Year Ended
September 30,
2023
Period Ended
March 31, 2024
(Unaudited)
Year Ended
September 30,
2023
OPERATIONS
Net Investment Income (Loss) $ 5,839,753 $ 5,253,498 $ 2,837,601 $ 2,577,907
Net Realized Gain (Loss) on Investments 903,338 (6,340,230) 20,782,110 29,070,704
Net Change in Unrealized Appreciation (Depreciation) on Investments 7,790,432 (2,023,492) 37,537,310 4,647,012
Net Increase (Decrease) in Net Assets Resulting from Operations 14,533,523 (3,110,224) 61,157,021 36,295,623
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (5,584,672) (4,639,748) (2,091,249) (2,058,365)
Total Distributions to Shareholders (5,584,672) (4,639,748) (2,091,249) (2,058,365)
NET SHARE TRANSACTIONS
(a)
Proceeds from Shares Issued 81,436,913 149,255,268 227,376,166 278,448,790
Cost of  Shares Redeemed (19,008,957) — (177,190,498) (158,139,423)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 62,427,956 149,255,268 50,185,668 120,309,367
Total Increase (Decrease) in Net Assets $ 71,376,807 $ 141,505,296 $ 109,251,440 $ 154,546,625
NET ASSETS
Beginning of Period $ 188,076,931 $ 46,571,635 $ 283,445,893 $ 128,899,268
End of Period $ 259,453,738 $ 188,076,931 $ 392,697,333 $ 283,445,893
SHARE TRANSACTIONS
Beginning of  Period 4,261,000 1,021,000 11,962,000 6,442,000
Shares Issued 1,260,000 1,080,000 6,920,000 7,880,000
Shares Issued In-Kind 560,000 2,160,000 1,960,000 4,200,000
Shares Redeemed (240,000) — (80,000) —
Shares Redeemed In-Kind (180,000) — (6,720,000) (6,560,000)
Shares Outstanding, End of  Period 5,661,000 4,261,000 14,042,000 11,962,000
(a)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)
Semi-Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate ETF DoubleLine Mortgage ETF
Period Ended
March 31, 2024
(Unaudited)
Period Ended
September 30,
2023
(a)
Period Ended
March 31, 2024
(Unaudited)
Period Ended
September 30,
2023
(a)
OPERATIONS
Net Investment Income (Loss) $ 2,441,288 $ 858,926 $ 4,487,321 $ 1,618,005
Net Realized Gain (Loss) on Investments 53,698 (15,348) (1,154,607) (870,448)
Net Change in Unrealized Appreciation (Depreciation) on Investments 1,188,769 (23,604) 5,999,133 (4,865,244)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,683,755 819,974 9,331,847 (4,117,687)
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (2,179,351) (616,051) (3,715,269) (1,235,869)
Total Distributions to Shareholders (2,179,351) (616,051) (3,715,269) (1,235,869)
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 48,658,730 60,234,025 194,399,521 103,968,746
Cost of  Shares Redeemed — — — —
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 48,658,730 60,234,025 194,399,521 103,968,746
Total Increase (Decrease) in Net Assets $ 50,163,134 $ 60,437,948 $ 200,016,099 $ 98,615,190
NET ASSETS
Beginning of Period $ 60,437,948 $ — $ 98,615,190 $ —
End of Period $ 110,601,082 $ 60,437,948 $ 298,631,289 $ 98,615,190
SHARE TRANSACTIONS
Beginning of  Period 1,200,001 — 2,100,001 —
Shares Issued 960,000 1,200,001 4,040,000 2,100,001
Shares Outstanding, End of  Period 2,160,001 1,200,001 6,140,001 2,100,001
(a)
Commenced operations on March 31, 2023.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Statements of Changes in Net Assets
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine
Commodity Strategy
ETF (Consolidated)
DoubleLine Fortune
500 Equal Weight ETF
Period Ended
March 31, 2024
(Unaudited)
(a)
Period Ended
March 31, 2024
(Unaudited)
(a)
OPERATIONS
Net Investment Income (Loss) $ 131,156 $ 44,170
Net Realized Gain (Loss) on Investments 679,086 145,860
Net Change in Unrealized Appreciation (Depreciation) on Investments 248,535 1,071,345
Net Increase (Decrease) in Net Assets Resulting from Operations 1,058,777 1,261,375
NET SHARE TRANSACTIONS
(b)
Proceeds from Shares Issued 26,718,500 13,555,265
Cost of  Shares Redeemed (2,973,764) (1,562,151)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions 23,744,736 11,993,114
Total Increase (Decrease) in Net Assets $ 24,803,513 $ 13,254,489
NET ASSETS
Beginning of Period $ — $ —
End of Period $ 24,803,513 $ 13,254,489
SHARE TRANSACTIONS
Beginning of  Period — —
Shares Issued 1,080,001 60,001
Shares Issued In-Kind — 480,000
Shares Redeemed (120,000) —
Shares Redeemed In-Kind — (60,000)
Shares Outstanding, End of  Period 960,001 480,001
(a)
Commenced operations on January 31, 2024.
(b)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 6 to the
Financial Statements.

Semi-Annual Report
|

Financial Highlights
The accompanying notes are an integral part of these financial statements.
DoubleLine Opportunistic Bond ETF
Period Ended
March 31, 2024
(Unaudited)
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 44.14 $ 45.61 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.16 2.08 0.82
Net Gain (Loss) on Investments (Realized and Unrealized) 1.67 (1.65) (4.59)
Total from Investment Operations 2.83 0.43 (3.77)
Less Distributions:
Distributions from Net Investment Income (1.14) (1.90) (0.62)
Total Distributions (1.14) (1.90) (0.62)
Net Asset Value, End of Period $ 45.83 $ 44.14 $ 45.61
Total Return 6.52%
(c),(d)
0.84%
(c)
(7.60)%
(d)
Supplemental Data:
Net Assets, End of Period (000's) $ 259,454 $ 188,077 $ 46,572
Ratios to Average Net Assets:
Expenses 0.50%
(e)
0.50% 0.50%
(e)
Net Investment Income (Loss) 5.15%
(e)
4.55% 3.38%
(e)
Portfolio Turnover Rate
(f)
86%
(d)
169% 183%
(d)
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Shiller CAPE® U.S. Equities ETF
Period Ended
March 31, 2024
(Unaudited)
Year Ended
September 30, 2023
Period Ended
September 30,
2022
(a)
Net Asset Value, Beginning of Period $ 23.70 $ 20.01 $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.22 0.25 0.14
Net Gain (Loss) on Investments (Realized and Unrealized) 4.11 3.65 (5.07)
Total from Investment Operations 4.33 3.90 (4.93)
Less Distributions:
Distributions from Net Investment Income (0.06) (0.21) (0.06)
Total Distributions (0.06) (0.21) (0.06)
Net Asset Value, End of Period $ 27.97 $ 23.70 $ 20.01
Total Return 18.79%
(c)
19.54% (19.72)%
(c)
Supplemental Data:
Net Assets, End of Period (000's) $ 392,697 $ 283,446 $ 128,899
Ratios to Average Net Assets:
Expenses 0.65%
(d)
0.65% 0.65%
(d)
Net Investment Income (Loss) 1.67%
(d)
1.08% 1.30%
(d)
Portfolio Turnover Rate
(e)
185%
(c)
217% 175%
(c)
(a)
Commencement of operations on March 31, 2022. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Financial Highlights
(Cont.)
Semi-Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine Commercial Real Estate ETF
Period Ended
March 31, 2024
(Unaudited)
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 50.36 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.35 1.35
Net Gain (Loss) on Investments (Realized and Unrealized) 0.72 (0.01)
Total from Investment Operations 2.07 1.34
Less Distributions:
Distributions from Net Investment Income (1.23) (0.98)
Total Distributions (1.23) (0.98)
Net Asset Value, End of Period $ 51.20 $ 50.36
Total Return
(c)
4.18%
(d)
2.69%
Supplemental Data:
Net Assets, End of Period (000's) $ 110,601 $ 60,438
Ratios to Average Net Assets:
Expenses
(e)
0.39% 0.39%
Net Investment Income (Loss)
(e)
5.32% 5.33%
Portfolio Turnover Rate
(c)
22% 36%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(e)
Annualized for periods less than one year.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Mortgage ETF
Period Ended
March 31, 2024
(Unaudited)
Period Ended
September 30,
2023
(a)
Net Asset Value, Beginning of Period $ 46.96 $ 50.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
1.09 1.04
Net Gain (Loss) on Investments (Realized and Unrealized) 1.58 (3.35)
Total from Investment Operations 2.67 (2.31)
Less Distributions:
Distributions from Net Investment Income (0.99) (0.73)
Total Distributions (0.99) (0.73)
Net Asset Value, End of Period $ 48.64 $ 46.96
Total Return
(c),(d)
5.74% (4.67)%
Supplemental Data:
Net Assets, End of Period (000's) $ 298,631 $ 98,615
Ratios to Average Net Assets:
Expenses
(e)
0.49% 0.49%
Net Investment Income (Loss)
(e)
4.51% 4.23%
Portfolio Turnover Rate
(c)
87% 31%
(a)
Commencement of operations on March 31, 2023. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(e)
Annualized for periods less than one year.

Financial Highlights
(Cont.)
Semi-Annual Report
|

The accompanying notes are an integral part of these financial statements.
DoubleLine
Commodity Strategy
ETF (Consolidated)
Period Ended
March 31, 2024
(a)
(Unaudited)
Net Asset Value, Beginning of Period $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.18
Net Gain (Loss) on Investments (Realized and Unrealized) 0.66
Total from Investment Operations 0.84
Net Asset Value, End of Period $ 25.84
Total Return
(c)
3.35%
Supplemental Data:
Net Assets, End of Period (000's) $ 24,804
Ratios to Average Net Assets:
Expenses
(d)
0.65%
Net Investment Income (Loss)
(d)
4.26%
Portfolio Turnover Rate
(c)
–%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.

Financial Highlights
(Cont.)

DoubleLine ETF Trust
The accompanying notes are an integral part of these financial statements.
DoubleLine Fortune
500 Equal Weight ETF
Period Ended
March 31, 2024
(a)
(Unaudited)
Net Asset Value, Beginning of Period $ 25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)
(b)
0.09
Net Gain (Loss) on Investments (Realized and Unrealized) 2.52
Total from Investment Operations 2.61
Net Asset Value, End of Period $ 27.61
Total Return
(c)
10.46%
Supplemental Data:
Net Assets, End of Period (000's) $ 13,254
Ratios to Average Net Assets:
Expenses
(d)
0.20%
Net Investment Income (Loss)
(d)
2.14%
Portfolio Turnover Rate
(c)(e)
1%
(a)
Commencement of operations on January 31, 2024. Total return is based on operations for a period that is less than a year.
(b)
Calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report
|
March 31, 2024

Notes to Financial Statements
(Unaudited)
March 31, 2024
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of March 31, 2024, the Trust consists of six series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”), DoubleLine Shiller CAPE
®
U.S. Equities ETF
(the “Equities ETF”), DoubleLine Commercial Real Estate ETF (the "Commercial Real Estate ETF"), DoubleLine Mortgage ETF (the
"Mortgage ETF"), DoubleLine Commodity Strategy ETF (the "Commodity Strategy ETF"), and DoubleLine Fortune 500 Equal Weight
ETF (the "Fortune 500 ETF") (each a “Fund” and collectively the “Funds”). The Opportunistic Bond ETF, Equities ETF, Commercial
Real Estate ETF, Mortgage ETF and Fortune 500 ETF are managed by DoubleLine ETF Adviser LP, and the Commodity Strategy ETF is
managed by DoubleLine Alternatives LP (each, an “Adviser” and collectively, the “Advisers”), which are registered as an investment advisers with the U.S. Securities and Exchange Commission. Each Fund offers one class of shares.
Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), except the
Fortune 500 ETF, which is classified as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund's total assets is not subject to this limitation.
The Funds' investment objectives and date each Fund commenced operations are as follows:
The fiscal year end for the Funds is September 30, and the period covered by these Financial Statements is for the period ended March 31, 2024.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Fund Name Investment Objective
Commencement of
Operations
Commencement of
Public Trading
DoubleLine Opportunistic Bond ETF Seek to maximize current income and total return 3/31/2022 4/5/2022
DoubleLine Shiller CAPE® U.S.
Equities ETF
Seek total return which exceeds the total return of the S&P
500® Index
3/31/2022 4/5/2022
DoubleLine Commercial Real Estate
ETF
Seek current income and capital preservation and as a
secondary objective, seek long-term capital appreciation
3/31/2023 4/4/2023
DoubleLine Mortgage ETF Seek total return (capital appreciation and current income)
which exceeds the total return of its benchmark index, the
Bloomberg U.S. Mortgage-Backed Securities Index, over a
full market cycle
3/31/2023 4/4/2023
DoubleLine Commodity Strategy ETF
(Consolidated)
Seek total return (capital appreciation and current income)
1/31/2024 2/1/2024
DoubleLine Fortune 500 Equal
Weight ETF
Seek to track the investment results (before fees and
expenses) of the Barclays Fortune 500 Equal Weighted Total
Return Index
1/31/2024 2/1/2024

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
The Funds' holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Funds may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the
NAV, market price and other aspects of an investment exceed certain significance thresholds.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as
Level 2 of the fair value hierarchy.
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans Standard inputs

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee
(as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine ETF Adviser or DoubleLine Alternatives LP (each, an “Adviser” and collectively, the
“Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as the Valuation
Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2024:
B. Federal Income Taxes.   Each Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the period. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Florida and the State of Delaware. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Category
DoubleLine
Opportunistic Bond ETF
DoubleLine Shiller
CAPE® U.S. Equities ETF
DoubleLine Commercial
Real Estate ETF
DoubleLine Mortgage
ETF
DoubleLine Commodity
Strategy ETF
(Consolidated)
DoubleLine Fortune 500
Equal Weight ETF
Investments in Securities
Level 1
Common Stocks $ — $ 391,160,618 $ — $ — $ — $ 13,232,323
Money Market Funds 6,684,190 692,356 5,021,726 3,440,460 1,164,974 32,452
Total Level 1 6,684,190 391,852,974 5,021,726 3,440,460 1,164,974 13,264,775
Level 2
US Government and
Agency Mortgage Backed
Obligations 55,283,546 — 19,343,399 256,212,219 — —
Non-Agency Commercial
Mortgage Backed
Obligations 14,091,602 — 60,345,268 — — —
Non-Agency Residential
Collateralized Mortgage
Obligations 26,597,847 — 1,549,556 43,687,817 — —
US Government and Agency
Obligations 62,120,367 — — — — —
US Corporate Bonds 37,266,930 — — — — —
Collateralized Loan Obligations 9,714,016 — 20,764,824 — — —
Asset Backed Obligations 22,066,015 — 3,227,765 — — —
Other Short Term Investments — — — — 23,723,426 —
Foreign Corporate Bonds 19,672,809 — — — — —
Bank Loans 7,335,740 — — — — —
Total Level 2 254,148,872 — 105,230,812 299,900,036 23,723,426 —
Level 3 — — — — — —
Total $ 260,833,062 $ 391,852,974 $ 110,252,538 $ 303,340,496 $ 24,888,400 $ 13,264,775
Other Financial Instruments
Level 1
Futures $ (117,827) $ — $ — $ (189,195) $ — $ —
Total Level 1 (117,827) — — (189,195) — —
Level 2
Excess Return Swaps — — — — 248,748 —
Total Level 2 — — — — 248,748 —
Level 3 — — — — — —
Total $ (117,827) $ — $ — $ (189,195) $ 248,748 $ —

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinated notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond's cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.
D. Dividends and Distributions to Shareholders. The Commercial Real Estate ETF, the Mortgage ETF and the Opportunistic Bond
ETF will distribute dividends of net investment income at least monthly, the Equities ETF and the Fortune 500 ETF will distribute dividends of net investment income at least quarterly, and the Commodity Strategy ETF will distribute dividends of net investment income annually. Each Fund will distribute net realized short-term capital gains and net realized long-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed
(accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
G. Unfunded Loan Commitments.  The Funds may enter into certain credit agreements, of which all or a portion may be unfunded.
As of March 31, 2024, the Funds had no unfunded positions.
The Funds are obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Funds maintained with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
H. Guarantees and Indemnifications. Under the Trust's organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
I. Basis for Consolidation. The Commodity Strategy ETF may invest up to 25% of its total assets in the DoubleLine Commodity ETF
Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Strategy ETF. The Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

As of March 31, 2024, the relationship of the Subsidiary to the Commodity Strategy ETF was as follows:
3. Related Party Transactions
The Trust and the Advisers entered into an Investment Management Agreement, under the terms of which the Advisers manage the investment of the assets of the applicable Funds, place orders for the purchase and sale of its portfolio securities, and are responsible for providing resources to assist with the day-to-day management of the Trust's business affairs. As compensation for their services, the Advisers are entitled to a monthly fee at the annual rates of the average daily net assets of the Funds in the following table.  The
Advisers will pay all operating expenses of the Funds, except the management fees, interest expenses, dividends and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, acquired fund fees and expenses, accrued deferred tax liabilities, distribution fees or expenses, and any extraordinary expenses (such as litigation).
4. Distribution Fees
Foreside Fund Services, LLC serves as the Funds’ Distributor. The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), however the Plan has yet to be implemented or commence operations.
Under the Plan, each Fund would be authorized to pay distribution fees to the Distributor, who in turn would be permitted to pay other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider were to provide such services, the Funds would be permitted to pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to the terms of the Plan and Rule 12b-1 under the 1940 Act. Because the Plan has not been implemented or commenced operations, no distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event the
Plan is ever implemented and commences operations and Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
5. Administrator, Transfer Agent, Custodian and Distributor
JPMorgan Chase Bank, N.A., provides fund accounting, fund administrative and transfer agency services to the Funds pursuant to a master services agreement between the Funds and Fund Services. JPMorgan Chase Bank, N.A., serves as the Funds’ Custodian pursuant to a Custody Agreement. Foreside Fund Services, LLC, serves as the Funds’ distributor pursuant to a Distribution Agreement.
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Commencement of Operations 1/31/2024
Fund Net Assets $ 24,803,513
Subsidiary % of Fund Net Assets 22.07%
Subsidiary Financial Statement Information
Net Assets $ 5,475,247
Total Income 33,244
Net Realized Gain/(Loss) 672,425
Management Fee
DoubleLine Opportunistic Bond ETF 0.50%
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65%
DoubleLine Commercial Real Estate ETF 0.39%
DoubleLine Mortgage ETF 0.49%
DoubleLine Commodity Strategy ETF (Consolidated) 0.65%
DoubleLine Fortune 500 Equal Weight ETF 0.20%

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
6. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or “ETFs.” The Funds will only issue or redeem shares aggregated into blocks of 20,000 shares
(in the case of the Opportunistic Bond ETF, the Commercial Real Estate ETF, and the Mortgage ETF), 40,000 shares (in the case of the
Equities ETF and the Commodity Strategy ETF) and 60,000 shares (in the case of the Fortune 500 ETF) or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into agreements with Foreside Fund Services, LLC as the Funds’ distributor (the
“Distributor”). An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC), or (2) a participant of DTC, and, in each case, must have executed an agreement with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation
Units in return for a basket of securities and/or cash (including any portion of such securities for which cash may be substituted)
that the Funds specify each day. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. In the case of the Equities ETF, Authorized Participants transact with the Fund through another broker-dealer that acts as AP Representative and maintains the basket contents in confidence.
Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than
NAV (a premium) or less than NAV (a discount). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units. The Fund’s NAV per share is computed at the close of the New York Stock Exchange (“NYSE”). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the
Statements of Assets and Liabilities.
7. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended March 31, 2024 were as follows:
Investment transactions related to in-kind purchases and sales for the period ended March 31, 2024 were as follows:
All Other U.S. Government
1
Purchases at
Cost
Sales or
Maturity
Proceeds
Purchases at
Cost
Sales or
Maturity
Proceeds
DoubleLine Opportunistic Bond ETF $ 86,315,786 $ 46,438,677 $ 158,655,299 $ 144,697,115
DoubleLine Shiller CAPE® U.S. Equities ETF $ 802,800,673 $ 624,675,607 $ — $ —
DoubleLine Commercial Real Estate ETF $ 65,236,445 $ 19,250,725 $ — $ —
DoubleLine Mortgage ETF $ 341,057,775 $ 141,562,843 $ 26,814,758 $ 28,665,230
DoubleLine Commodity Strategy ETF (Consolidated) $ 4,525,000 $ — $ — $ —
DoubleLine Fortune 500 Equal Weight ETF $ 2,337,130 $ 178,146 $ — $ —
1
U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
Purchases at
Cost
Sales or
Maturity
Proceeds
Net
Realized Gains (Losses)
DoubleLine Opportunistic Bond ETF $ 9,197,177 $ 5,445,964 $ 176,279
DoubleLine Shiller CAPE® U.S. Equities ETF $ 45,887,633 $ 173,773,842 $ 22,056,319
DoubleLine Fortune 500 Equal Weight ETF $ 11,346,478 $ 1,490,344 $ 148,422

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

8. Income Tax Information and Distributions to Shareholders
The cost basis of investments for federal income tax purposes as of March 31, 2024 was as follows:
9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended March 31, 2024 is as follows:
Futures Contracts. Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange.
Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value
(“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Excess Return Swap Agreements. The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities.
At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted
DoubleLine
Opportunistic Bond
ETF
DoubleLine Shiller
CAPE® U.S. Equities
ETF
DoubleLine
Commercial Real
Estate ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity Strategy
ETF (Consolidated)
DoubleLine Fortune
500 Equal Weight
ETF
Tax Cost of Investments $ 258,528,188 $ 359,664,234 $ 109,087,373 $ 302,017,412 $ 24,888,613 $ 12,193,430
Gross Tax Unrealized Appreciation 3,619,460 36,704,589 1,257,261 2,955,518 249,206 1,193,998
Gross Tax Unrealized Depreciation (1,432,413) (4,515,849) (92,096) (1,821,629) (671) (122,653)
Net Tax Unrealized Appreciation
(Depreciation) 2,187,047 32,188,740 1,165,165 1,133,889 248,535 1,071,345
DoubleLine
Opportunistic Bond
ETF
DoubleLine
Mortgage ETF
DoubleLine
Commodity
Strategy ETF
(Consolidated)
Average Market Value
Futures Contracts - Long $ 50,056,297 $ 49,277,464 $ –
Futures Contracts - Short (26,735,313) (7,640,583) –
Average Notional Balance
Excess Return Swaps – – 23,600,000

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended March 31, 2024 was as follows:
The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2024 was as follows:
10. Offsetting Assets and Liabilities
Each Fund is subject to various Master Netting Arrangements, which govern terms of certain transactions with select counterparties.
The Master Netting Arrangements are intended to allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting
Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceed a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location
1
Commodity
Risk
Interest Rate
Risk Total
Net Unrealized Appreciation (Depreciation) on: – – –
Futures – – –
DoubleLine Opportunistic Bond ETF $ – $ (117,827) $ (117,827)
DoubleLine Mortgage ETF – (189,195) (189,195)
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 248,748 $ – $ 248,748
1
An exchange traded investment's value reflects the cumulative value. Only the current day's variation margin is reported on the Statements of Assets and
Liabilities.
Derivatives not accounted for as hedging instruments
Statements of Operations Location
Commodity
Risk
Interest Rate
Risk Total
Net Realized Gain (Loss) on: – – –
Futures – – –
DoubleLine Opportunistic Bond ETF $ – $ (312,649) $ (312,649)
DoubleLine Mortgage ETF – 130,630 130,630
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 679,173 $ – $ 679,173
Net Change in Unrealized Appreciation (Depreciation) on: – – –
Futures – – –
DoubleLine Opportunistic Bond ETF $ – $ (117,827) $ (117,827)
DoubleLine Mortgage ETF – (63,217) (63,217)
Swaps – – –
DoubleLine Commodity Strategy ETF (Consolidated) $ 248,748 $ – $ 248,748

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

As of March 31, 2024, the Funds held the following derivative instruments that were subject to offsetting on the Statements of Assets and Liabilities:
11. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating
rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more major United States banks (the
Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
12. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities
such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
13. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund's NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund's prospectus carefully for a description of the principal risks associated with investing in a particular Fund. In addition to certain of the principal risks identified here, funds that operate as semi-transparent ETFs are subject to specific risks, as noted
below.
active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund's investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/
or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund's portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-
backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the
DoubleLine Commodity Strategy ETF (Consolidated)
Assets:
Gross
Amounts of
Gross Amounts
Offset in the
Statement of
Net Amounts
presented in the
Statement of
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description
Recognized
Assets
Assets and
Liabilities
Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
Swap contracts $ 248,748 $ — $ 248,748 $ (248,748) $ — $ —

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-
term investments, the ability of the Fund to meet its objective may be limited. Cash equivalents and other short-term investments include short-term U.S. Treasury securities, commercial paper, repurchase agreements and money market funds.
collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (" CDO ") depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;
(iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer's securities; and (iv)
the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
commodities risk: the risk that the value of the Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund expects to have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals, precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
commodity pool regulatory risk: The Fund’s investment exposure to instruments such as futures or swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act
(“CEA”) and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies.
Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective.
counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
swap risk: The Fund expects to enter into swap transactions related to the Barclays Index with a single or a limited number of counterparties for the foreseeable future and, at the time of the Fund’s inception, the Fund expects to obtain exposure to the Barclays Index through swap transactions with a single counterparty. To the extent that the
Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
debt securities risks:
credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the
Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the
Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-
quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. Certain other investments, such as inverse floaters and certain derivative instruments, may have a negative duration. The value of instruments with a negative duration will generally decline if interest rates decrease. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that the Fund's higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
defaulted securities risk:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Advisers, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
ETF related risks:
ActiveShares non-transparent structure risk: For CAPE Only: the Fund is an ETF that is subject to the risks described below. Additionally, because the ETF utilizes the ActiveShares
®
non-transparent ETF structure, it is subject to
additional or enhanced ETF-related risks. Unlike most actively managed ETFs, the Fund does not provide daily

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
disclosure of its portfolio holdings. Instead, the Fund provides a verified intraday indicative value (“ VIIV ”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with an intraday highly-correlated per share value of the Fund that can be compared to the current market price. The VIIV is designed to provide sufficient information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“ NAV ”) per share of the Fund. Shares traded on an intraday basis on an exchange, however, will not have a fixed relationship to the previous day’s or the current day’s NAV. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because the Fund’s shares trade with reference to a published VIIV, they may trade at a wider bid/ask spread when compared to shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. Although the Fund seeks to benefit from keeping its portfolio information secret, some market participants may attempt to use information, including the VIIV, to identify the Fund’s trading strategy and the securities held by the Fund, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In the event of a system failure or other interruption, including disruptions involving a limited number of institutional investors (known as “ Authorized Participants "), unaffiliated broker-dealers with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant (an “ AP Representative ”), or market makers, orders to create or redeem Creation Units (as defined below) either may not be executed according to an Authorized Participant’s instructions or may not be executed at all, or an Authorized Participant may not be able to place or change orders. If such an event were to occur, the Fund’s shares may trade in the secondary market at a greater premium or discount to the Fund’s NAV, and investors may pay a greater bid/ask spread to purchase or sell the
Fund’s shares. In addition to risks related to operation of ETFs, the use of this structure exposes the Fund and Fund shareholders to additional risks.
authorized participant concentration risk: For Funds other than semi-transparent ETFs: as an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large specified number of shares called a " Creation Unit ."
Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Authorized Participant and AP Representative concentration risk: For CAPE Only: As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in Creation Units. Only Authorized Participants are authorized to purchase (or create) and redeem shares directly from the Fund. Each of the Fund's Authorized Participants will engage in all creation and redemption activity through an AP Representative. The AP Representative will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption.
AP Representatives have knowledge of the composition of the Fund's portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. As a result of the Fund's use of the
ActiveShares
®
structure for non-transparent ETFs, there may be a more limited number of institutions that are willing to act as Authorized Participants or as AP Representatives.  During times of market stress, Authorized Participants may be more likely to step away from a non-transparent ETF than a traditional ETF. To the extent these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund, or are unavailable to purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative agrees to create or redeem, or purchase or sell securities, as applicable, the arbitrage mechanism for keeping the market price of Fund shares trading at or close to the Fund’s per share NAV may be impaired, and Fund shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting. These risks may be more pronounced in volatile markets, particularly where there are significant redemptions in ETFs generally.
secondary market trading risk: as an ETF, shares of the Fund trade on an exchange, the NYSE Arca, Inc. (the
"Exchange"). The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV.
absence of active market: although the Fund's shares are currently listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

willing to transact in Fund shares. The absence of an active market for the Fund's shares may contribute to the
Fund's shares trading at a premium or discount to NAV.
early close/trading halt/delisting risk: trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
The Fund must satisfy various standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to
maintain the listing of the Fund will continue to be met.   For CAPE Only: trading in Fund shares may be halted
due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of a
Fund inadvisable. Additionally, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the
Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If at any time securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Fund will request that the Exchange halt trading of the Fund’s shares. Further, if there is a discrepancy of sufficient magnitude between the value of the Fund’s portfolio securities as calculated by the Fund’s two calculation engines for
VIIV purposes, the Exchange will have the ability to halt trading of the Fund’s shares. During such trading halts, although the primary VIIV would continue to be calculated and disseminated, investors in the Fund’s shares will not be able to freely trade their shares. Additionally, the Fund must satisfy various other standards established by the Exchange in order to ensure that Fund shares can continue to be listed for trading. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met.
trading in fund shares is subject to expenses: most Fund investors will buy and sell Fund shares on the
Exchange or on another secondary market. When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by brokers as determined by that broker. In addition, secondary market investors will also incur the cost of the difference between the price that a buyer is willing to pay for shares (the "bid" price) and the price at which a seller is willing to sell shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."
fund shares may be sold short: shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.
fund shares may trade at prices other than NAV : shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours in response to relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling
Fund shares. For CAPE Only: shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares will fluctuate, in some cases materially, throughout trading hours in response to changes in the Fund’s VIIV, the relative supply of and demand for Fund shares on the Exchange and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. Any of

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
these factors, among others, may lead to the fund's shares trading at a premium or discount to NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis.
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Fund shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of a shareholder’s investment. During such periods, shareholders may be unable to sell their shares, may pay significantly more than NAV when buying Fund shares, or may receive significantly less than NAV when selling Fund shares.
portfolio security trading risk: For CAPE Only : an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain portfolio securities or financial instruments. In such circumstances, the Fund may be unable to engage in Fund portfolio transactions to rebalance its portfolio, may be unable to have its investments accurately priced for purposes of determining its VIIV, and may have difficulty calculating its NAV.
These events may result in losses to shareholders. Any extended trading halt in a portfolio security may exacerbate discrepancies between the VIIV and the underlying NAV of the Fund. If a portfolio security does not have readily available market quotations, e.g., if subject to an extended trading halt, that fact, along with the identity and weighting of that security in the Fund’s VIIV calculation, will be publicly disclosed on the Fund’s website. Trading halts of portfolio securities may have a greater impact on the Fund, as compared with traditional ETFs, due to less frequent dissemination of the Fund’s portfolio holdings.
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios;
(v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
foreign currency risk:  the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations,

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
high yield risk:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as "junk bonds," have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
index risk:
For CAPE Only:  although the Adviser has licensed from the Index’s sponsor the right to use the Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund’s principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s
Board of Trustees concludes substantially limit the Fund’s ability to create cost-effective synthetic investment exposure to the Index, the Adviser or the Fund’s Board of Trustees may substitute the Index with another index that it chooses in its sole discretion. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.
For DCMT only: the risk that the portion of the Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which the Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, including the Barclays Index, will be maintained indefinitely or that the Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.
Although the Adviser has licensed the right to use the Barclays Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Barclays will maintain it indefinitely, that the Fund will use the
Barclays Index to implement its principal investment strategies, or that other circumstances will not prevent the Fund from obtaining cost-effective synthetic investment exposure to the Barclays Index. In those or similar conditions, the Adviser or the Fund’s Board of Trustees may, in its sole discretion and without advance notice to shareholders, license or select another index or basket of commodities to use in implementing the Fund’s principal investment strategies. There can be no assurance that any substitute index or basket so selected will be similar to the Barclays Index or will perform in a manner similar to the Barclays Index. Unavailability of the Barclays Index could affect adversely the ability of the Fund to achieve its investment objective.
The Barclays Index consists of futures contracts that were selected, in part, on the basis of their historical backwardation in relation to the spot price for the underlying commodity and on carry characteristics, seasonality, momentum, and fundamentals. Any investment exposure tied or related to the Barclays Index is subject to, among other things, the risk that the historical behavior of the futures contracts comprising the Barclays Index may not continue as expected and that the prices of the futures contracts held by the Fund may depreciate.
For DFVE Only:  the risk that the Fund may underperform the return of the Underlying Index for a number of reasons, including, for example,(i) the performance of investments or derivatives related to the Underlying Index may not correlate with the Underlying Index and/or may underperform the Index due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Underlying Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out the Underlying Index’s methodology, or the Index Provider may incorrectly report information concerning the Index.

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
Although the Adviser has licensed from the Index Provider the right to use the Underlying Index as part of implementing the Fund’s principal investment strategies, there can be no guarantee that the Underlying Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Underlying Index to implement the Fund’s principal investment strategies indefinitely. If the Index Provider ceases to maintain the Underlying Index, the Fund no longer has the ability to utilize the Underlying Index to implement its principal investment strategies, or other circumstances exist that the Adviser or the Fund’s Board of Trustees concludes substantially limit the Fund’s ability to gain investment exposure to the Underlying Index, the Adviser or the Fund’s Board of Trustees may substitute the Underlying Index with another index that it chooses in its sole discretion and upon 60 days’ prior written notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Underlying Index or will perform in a manner similar to the Index.
Unavailability of the Underlying Index could affect adversely the ability of the Fund to achieve its investment objective.
index provider risk: the risk that the Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Underlying Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Underlying Index will achieve its intended result or positive performance. The Underlying Index relies on various sources of information to assess the potential constituents of the Underlying index, including information that may be based on assumptions or estimates. There is no assurance that the sources of the information are reliable, and the Adviser does not assess the due diligence conducted by the Index
Provider with respect to the data it uses or the index construction and computation processes. Errors in Underlying Index data, computations, or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the
Fund.
industry concentration risk: the risk that, in following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Advisers are determined to invest Fund assets in other investment companies, the Advisers will have an incentive to invest in other investment vehicles sponsored or advised by the Advisers or a related party of the Advisers over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
large capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium, or small) may adversely affect the Fund because of unfavorable market conditions particularly to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
The Fund expects to have exposure particularly to larger capitalization issuers through its exposure to the Underlying Index.
large shareholder risk: the risk that certain account holders, including the Advisers or funds or accounts over which the
Advisers (or related parties of the Advisers) have investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Advisers (or related parties of the

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

Advisers), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the
Advisers would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the
Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders. Shareholder redemptions can only be effected in Creation Units.
leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of the value of the Fund's portfolio, and the risk of loss in excess of invested capital.
limited operating history risk: the risk that a Fund that has recently been formed has a limited operating history to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. During periods of substantial market disruption, a large portion of the Fund’s assets could potentially experience significant levels of illiquidity. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
loan risk: the risk that (i) if the Fund holds a loan through another financial intermediary, or relies on a financial intermediary to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial intermediary; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund's rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark, may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. The Fund may invest in loans directly or indirectly by investing in shares of another investment company and in either case will be subject to the risks described above.
market capitalization risk: For CAPE Only:  the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, which may

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
only occur in Creation Units. To satisfy such redemptions, the Fund may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. Please see “debt securities risks – interest rate risk” herein for more information.
models and data risk:  the risk that the quantitative models or related data used in managing the Fund fail to identify profitable opportunities. In addition, failures to properly gather, organize, and analyze large amounts of data or errors in a model or data, or in the application of such models, may result in, among other things, execution and investment allocation failures and investment losses. For example, the models may incorrectly identify opportunities or data used in the construction and application of models may prove to be inaccurate or stale, which may result in misidentified opportunities that may lead to substantial losses for the Fund. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.
mortgage-backed securities risk:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer's securities.
non-correlation risk: the risk that the Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
non-diversification risk: the risk that, because a relatively higher percentage of the Fund's assets may be invested in a limited number of issuers, the Fund may be more susceptible to any single economic, political, or regulatory occurrence than a diversified fund investing in a broader range of issuers. A decline in the market value of one of the Fund's investments may affect the Fund's value more than if the Fund were a diversified fund. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Code.
operational and information security risks:  an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
passive investing risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.
Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the
Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion

Notes to Financial Statements
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“ REITs ”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “ Code ”), or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
real estate sector and commercial real estate markets risk:  the risk that commercial real estate-related investments may decline in value as a result of factors affecting the real estate sector (and, in particular, the commercial real estate markets), such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Commercial real estate loans are secured by commercial property and are subject to the risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily on the successful operation of such property. If a borrower’s net operating income is reduced due to changing national, regional or local economic conditions, changes in business demand, social unrest and civil disturbances, political unrest, global health crises, or other reasons, then the borrower’s ability to repay the loan may be impaired. Tenant mix, success of tenant businesses, property management decisions, property location and conditions, competition from comparable properties, changes in laws that increase operating expenses or limit rents that may be charged, the need to address environmental issues associated with a property, declines in real estate values, increases in interest rates or taxes, and increase in regulatory and compliance costs can all negatively affect returns on investments in commercial real estate.
restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a " restricted security "). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time, and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
securities lending risk: if the Fund lends securities, and the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, there is a risk that the securities will not be available to the Fund on a timely basis. If a borrower defaults and the Fund is not able to recover the securities loaned, the Fund and, indirectly, its shareholders will bear loss to the extent the value of the collateral sold is not equal to the market value of the loaned securities. Loans are secured by collateral consisting of cash or short-term debt obligations and the Fund may invest the cash collateral received (in money market investments or money market funds) and the Fund and its shareholders bears the risk of loss on such reinvestment, including the risk of total loss of such collateral. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.
These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50%
dividends received deduction for corporations. The costs associated with the Fund’s securities lending activities are not shown in the Fund’s fee table. Engaging in securities lending could have a leveraging effect, which may intensify the other risks associated with investments in the Fund.
securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.
structured products and structured notes risk:  the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which

Notes to Financial Statements
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
the product is based (“ reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the reference measure, are subject to counterparty risk and typically do not have direct rights against the reference measure. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws and may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity, reducing the Fund’s income and the value of the investment. At a particular point in time, the Fund may be unable to find qualified buyers for these securities. Investments in structured notes involve risks including interest rate risk, credit risk and market risk.
tax risk: in order to qualify as a regulated investment company under the Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-related derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-related instruments, ETFs and other investment pools will not give rise to qualifying income. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of
U.S. government securities.
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund's net asset value (" NAV "). The valuation of a Fund's investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund's portfolio holdings could result in the Fund's shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the
Fund's portfolio, resulting in the dilution of shareholder interests.
14. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no subsequent events that would need to be disclosed in the Funds' financial statements.

Semi-Annual Report
|
March 31, 2024

Shareholder Expenses
(Unaudited)
March 31, 2024
Example
As a shareholder of the Funds, you incur two basic types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2024. Expenses paid during the period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The actual dollar amounts shown as expenses paid during the period for the Commercial Real Estate ETF and Mortgage ETF Fund are multiplied by 183/365 which is based on the inception date of March
31, 2023. The actual dollar amounts shown as expenses paid during the period for the Commodity Strategy ETF (Consolidated) and
Fortune 500 Equal Weight ETF are multiplied by 60/366 which is based on the inception date of January 31, 2024.
Actual Expenses
The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by JP
Morgan Chase Bank, N.A., the Fund’s transfer agent. Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. An Individual Retirement Account ("IRA") will be charged a $15.00 annual maintenance fee. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.
Hypothetical Example for Comparison Purposes
The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Actual
Hypothetical (5% return
before expenses)
Fund's
Annualized
Expense Ratio
Beginning
Account
Value
Ending
Account
Value at
3/31/24
Expenses
Paid During
Period
(a)
Ending
Account
Value at
3/31/24
Expenses
Paid During
Period
(a)
DoubleLine Opportunistic Bond ETF 0.50% $1,000 $1,065 $2.58 $1,023 $2.53
DoubleLine Shiller CAPE® U.S. Equities ETF 0.65% $1,000 $1,188 $3.56 $1,022 $3.29
DoubleLine Commercial Real Estate ETF 0.39% $1,000 $1,042 $1.99 $1,023 $1.97
DoubleLine Mortgage ETF 0.49% $1,000 $1,057 $2.52 $1,023 $2.48
DoubleLine Commodity Strategy ETF (Consolidated) 0.65% $1,000 $1,034 $1.05 $1,022 $3.18
DoubleLine Fortune 500 Equal Weight ETF 0.20% $1,000 $1,105 $0.35 $1,024 $1.01
(a)
Expenses Paid During Period are equal to the net annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Evaluation of Advisory Agreements by the Board of Trustees

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
At a meeting held in February 2024 (the “February Meeting”), the Boards of Trustees (the “Board” or the “Trustees”) of the
DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above
(collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (the
“Advisory Agreements”), between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent
Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP,
DoubleLine ETF Adviser LP, and/or to DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, and other personnel from
DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by
DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory
Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the
Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that
DoubleLine provides a full investment program for each Fund, with a strong emphasis on risk management for the Funds. The Board considered, where applicable, the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-year, three-year (where applicable), five-year (where applicable), and ten-year (where applicable) periods ended October 31, 2023, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s benchmark index. In preparation for the February Meeting, the Independent Trustees met with
ISS MI representatives in January 2024 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to their benchmark indices or the median of their peer groups.
In respect of the mutual funds, the Trustees considered that a number of the mutual funds have achieved strong long-term performance relative to the median of their peers for the five-year and/or ten-year (where applicable) periods ended October 31,
2023, notwithstanding, in some cases, more recent periods of relative underperformance. Those Funds included DoubleLine Core

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)
(Unaudited)
March 31, 2024
Annual Report
|
March 31, 2024

Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Floating Rate Fund, DoubleLine Flexible Income
Fund, DoubleLine Infrastructure Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Low Duration Emerging Markets
Fixed Income Fund, DoubleLine Shiller Enhanced CAPE
®
and DoubleLine Shiller Enhanced International CAPE
®
. The Trustees also
considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one-year and/or three-year periods ended October 31, 2023, notwithstanding other periods of short-term or longer-term unfavorable relative performance. Those mutual funds included DoubleLine Long Duration Total Return Bond Fund, DoubleLine Emerging Markets Local
Currency Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Total Return Bond Fund, DoubleLine Income Fund and
DoubleLine Selective Credit Fund In each instance where a Fund exhibited relative underperformance over the one-year, three-year
(as applicable), five-year (as applicable), or ten-year (as applicable) periods, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Long Duration Total Return Bond Fund, DoubleLine
Global Bond Fund and DoubleLine Multi-Asset Trend Fund, differences in the Funds’ investment approach relative to their peer groups generally, as well as specifically in the case of DoubleLine Multi-Asset Trend Fund, that the Fund did not yet have three years of investment operations.
The Trustees considered the portion of the ISS MI Reports covering the Funds’ net management fees (where applicable) and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that
DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees also considered the relative net management fees and net total expenses of each of the mutual funds. They noted that all but five of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. They noted that among those five mutual funds several, including DoubleLine Total Return Bond
Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Flexible Income Fund and DoubleLine Strategic Commodity
Fund, had net total expense ratios either below or within five basis points of the median of their peer groups. In the case of
DoubleLine Infrastructure Income Fund, the Trustees noted the very limited number of other mutual funds that invest principally in infrastructure-related debt as well as the information provided by ISS MI regarding challenges it encountered in constructing a peer group of funds with similar principal investment strategies. In all cases, the Trustees considered each Fund’s net management fees in light of that Fund’s historical performance net of expenses, that none of the mutual funds had the highest net management fee in its peer group, and that DoubleLine’s stated pricing philosophy for its advisory services did not include seeking to be a low-cost service provider. In light of all of the above and the other factors considered, The Trustees determined that neither the net management fees nor the net total expense ratios of any of the mutual funds appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the Funds’ Advisory Agreements.
In respect of the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees noted that DoubleLine Opportunistic Bond ETF and DoubleLine Shiller CAPE US Equities ETF
commenced investment operations on March 31, 2022 and that DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage
ETF commenced investment operations on March 31, 2023. The Trustees noted that it was important to provide each Fund’s portfolio management team sufficient time to establish a more significant performance history. However, the Trustees considered that performance since inception for each ETF was within Management’s expectations and the Trustees considered Management’s explanation of any relative underperformance, including in respect of DoubleLine Opportunistic Bond ETF. In respect of DoubleLine
Shiller CAPE Equities ETF, the Trustees noted that its performance was in line with, though below, its benchmark index. The Trustees noted also that its performance was shown relative to two peer groups and that the ETF compared more favorably against the peer group that was constructed using ISS MI’s more traditional approach. They noted that that ETF’s performance compared less favorably against the peer group that was constructed with just other active, non-transparent ETFs (the “ANT Group”). They noted
that the ANT Group was comprised of ETFs with a broader spectrum of principal investment strategies and, consequently, with more dispersed performance records and they considered that in evaluating the ETF’s relative performance to date. On the basis of all of these factors, the Trustees determined that the performance records of the ETFs supported the continuance of the Advisory
Agreement for each of the ETFs.
The Trustees considered the expenses of the ETFs. The Trustees noted that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation). The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
it have a policy to set its advisory fees below the median of an ETF’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees noted that DoubleLine Shiller CAPE US Equities ETF and DoubleLine Opportunistic Bond ETF each had a net total expense ratio at or below the median of its peer group, though with DoubleLine Shiller CAPE US Equities ETF comparing less favorably again to the median of the ANT Group. In considering the net total expense ratios of DoubleLine Commercial Real Estate
ETF and DoubleLine Mortgage ETF, the Trustees noted that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with significantly higher net total expense ratios and that the ETFs’
net total expense ratios were within four or seven basis points of the median. The Trustees determined that none of the net total expense ratios of any of the ETFs appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the ETFs’ Advisory Agreements.
In respect of the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was either at or below the median of its expense peer group on those bases. The Trustees considered
DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its peers for the three-year, five-year and ten-year periods ended October 31, 2023 and noted the Fund’s stronger more recent performance, with the Fund performing in the second quartile of its peer group for the one-year period ended October 31, 2023, and the Fund outperforming its benchmark for the one- and three-year and ten-year periods ended October 31, 2023.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The
Trustees also noted that DBL’s net total expense ratio was shown in the ISS MI Report to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees considered that the Fund’s relative performance had improved recently, with the Fund performing in the second quartile of its peer group for the one-year period ended October 31, 2023, though the Fund had performed in the third quartile for the ten-year period ended
October 31, 2023 and in the fourth quartile for the three- and five-year periods ended October 31, 2023. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods shown in the ISS MI Report.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance improved for the one-year period ended October 31, 2023, with the Fund performing in the first quartile of its peer group. They noted that the Fund performed in the fourth quartile for the three-year period ended October 31, 2023, though it had outperformed its benchmark index over one- and three-year periods ended October 31, 2023. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the
Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a number of other fund families. The Trustees noted that the Fund’s net management fees and net total expenses, though above the medians of its peers on a total managed assets basis, was in the second quartile and slightly below the median of its peer group on a net assets basis.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI
Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
For all of the Funds, Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)
(Unaudited)
March 31, 2024
Annual Report
|
March 31, 2024

policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’
arrangements with DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The
Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the
Funds.
The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as subadviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds subadvised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The
Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others, and that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-
adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also noted the substantial financial risks assumed by DoubleLine in respect of each ETF’s unitary fee and that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds.
The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine experienced significant profitability in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the Trustees considered management’s view that the fee schedules for the
Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure. Based on these factors and others, the Trustees concluded that it was not necessary at the present time to implement breakpoints for any of the Funds, although they would continue to consider the question periodically in the future.
With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
With regard to the ETFs, the Trustees noted that the ETFs have only recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch. The Trustees noted also the significant investment DoubleLine has made in the launch of the ETFs and that it has not yet achieved sustained significant profitability in respect of any of the ETFs.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each
Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by Management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine;
that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s
Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances, although the Trustees would continue to consider the topic over time; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.
At meetings held in November of 2023, the Board of Trustees of DoubleLine ETF Trust considered and approved the continuation of the investment advisory agreements of DoubleLine Opportunistic Bond ETF and DoubleLine Shiller CAPE U.S. Equities ETF
At a meeting held in November 2023 (the “November Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the series of DoubleLine ETF Trust listed above (the “Funds”) approved the continuation of the investment advisory agreements (the “Advisory
Agreements”) between DoubleLine ETF Adviser LP (the “Adviser” or “DoubleLine”) and those Funds. That included approval by the
Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Funds (the “Independent Trustees”) voting separately.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their November Meeting, and additional information requested by the Independent Trustees. The Independent
Trustees also met outside the presence of management prior to the November Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements. The Trustees were asked to consider renewal of the Advisory
Agreements through March 1, 2024, on the same terms then in place to align the renewal periods for the Advisory Agreements with the renewal periods for the Advisory Agreements for other series of DoubleLine ETF Trust.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, and other personnel from
DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by
DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory
Agreements, the Trustees took into account information presented to them over the course of the past year, including in their roles as Trustees of other ETFs in the Trust.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the
Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard and in respect of DoubleLine
Opportunistic Bond ETF, the Trustees considered that DoubleLine provides a full investment program for the Funds and noted
DoubleLine’s representation that it seeks to provide attractive returns with a strong emphasis on risk management. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey
Gundlach, and the strong historical investor interest in products managed by DoubleLine.

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)
(Unaudited)
March 31, 2024
Annual Report
|
March 31, 2024

The Trustees reviewed reports that compared, among other information, each Fund’s net management fee rate and net total expense ratio against the net management fee rate and net total expense ratio of a peer group composed of closely comparable
ETFs that was prepared for each Fund’s organizational meeting, and each Fund’s performance records for various periods, including since inception, ending September 30, 2023. In preparation for the November Meeting, the Trustees received information from
DoubleLine, including regarding factors to consider in evaluating a Fund’s performance relative to its benchmark and the factors that contributed to the performance of the Funds relative to their benchmark indices.
The Trustees considered the performance of the Funds over various periods, including since inception, ending September 30, 2023, as compared to each Fund’s benchmark. With respect to the DoubleLine Opportunistic Bond ETF, the Trustees noted that the Fund outperformed the benchmark over the one, three, and six-month periods as well as year-to-date. With respect to DoubleLine Shiller
CAPE U.S. Equities ETF, the Trustees considered that the Fund has outperformed its benchmark in each of the one, three, and six-
month periods, as well over the one-year period. For each Fund, the Trustees also considered the Fund’s limited operating history and noted that it was important to provide the Fund’s portfolio management team sufficient time to establish a longer performance history. On the basis of all of these factors, the Trustees determined that the historical performance records of the Funds were consistent with the continuance of the Advisory Agreement for each of the Funds.
The Trustees considered the portion of the November Meeting materials covering the Funds’ fee rates under the unitary fee structure. The Trustees noted that under the Funds’ unitary fee structure, the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, the Adviser pays all operating expenses of the Funds, except for, among others: (i) management fees; (ii) interest expenses; (iii) dividends and other expenses on securities sold short; (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (vi) acquired fund fees and expenses; (vii)
accrued deferred tax liabilities; (viii) distribution fees or expenses; and (ix) any extraordinary expenses (such as litigation expenses).
The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees considered the expenses of each of the Funds. With respect to the DoubleLine Opportunistic Bond ETF, the Trustees
noted that the ETF’s unitary fee was below the median total expense ratio of the peer group. With respect to DoubleLine Shiller
CAPE U.S. Equities ETF, the Trustees noted that the unitary fee was above the median total expense ratio of one the peer groups presented, though below that of a second peer group constructed entirely of other U.S. Equity semi-transparent ETFs. The Trustees determined that the unitary fees of the Funds did not appear on the basis of all of the information available to them unreasonable or such as to call into question the continuation of the Funds’ Advisory Agreements.
The Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered
DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The
Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the
Funds.
The Trustees considered the Adviser’s representation that that it does not manage other funds or accounts with similar investment objectives, policies, and strategies. The Trustees also noted that it is DoubleLine’s overall pricing philosophy with respect to the Funds to set an advisory fee and the total expense ratio that allows the Funds to be competitive with its peers and that DoubleLine believes that its philosophy is reasonably designed to result in an advisory fee and total expense ratio for the Funds that reflects and shares with shareholders achievable economies of scale.

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds.
The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees considered that they would continue to evaluate the profitability of the Adviser with respect to the Funds, which have a limited operating history, as their assets grow.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the
Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally reflects reasonably foreseeable economies of scale.
In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure. Based on these factors and others, the Trustees concluded that it was not necessary at the present time to implement breakpoints for any of the Funds, although they would continue to consider the question periodically in the future.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement; that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement; that absence of breakpoints in any Fund’s management fee did not render that
Fund’s fee unreasonable or inappropriate under the circumstances, although the Trustees would continue to consider the topic over time; and that it would be appropriate to approve each Advisory Agreement for an additional period until March 1, 2024.
At meetings held in November of 2023, the Board of Trustees of DoubleLine ETF Trust
approved the investment advisory arrangements of DoubleLine Commodity ETF and DoubleLine Fortune 500 Equal Weight ETF.
At the November 2023 meeting of the Board of Trustees (the “Trustees”) of DoubleLine ETF Trust (the “Trust”), the Trustees,
including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the
Trust (the “Independent Trustees”) voting separately, approved the Investment Management Agreement (the “Advisory Agreement”)
between the Trust, on behalf of DoubleLine Commodity ETF (the “Commodity ETF” or a “Fund”), and DoubleLine Alternatives LP
(“DoubleLine Alternatives”), and the Advisory Agreement between the Trust, on behalf of DoubleLine Fortune 500 Equal Weight
ETF (the “Fortune 500 ETF” or a “Fund” and collectively with the Commodity ETF the “Funds”) and DoubleLine ETF Adviser LP (“ETF
Adviser”). This summary describes a number, but not necessarily all, of the most important factors considered by the Trustees and the Independent Trustees. In this summary, the Advisory Agreements are sometimes referred to collectively as the “Agreements”;
ETF Adviser and DoubleLine Alternatives are sometimes referred to collectively as the “Advisers” or “DoubleLine.”
The Trustees considered a wide range of materials, including information provided to the Trustees in connection with their duties as Trustees of the other ETFs within the Trust and in connection with their consideration of the renewal of the advisory contracts between the ETF Adviser and certain other funds within the Trust. The Trustees noted that their deliberations and conclusions were informed, at least in part, by their other recent deliberations, as well as the information gathered over the course of the year.
Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive. In all of their deliberations, the
Independent Trustees were advised by independent counsel.
The Trustees’ determination to approve the Agreements was based on an evaluation of all of the information provided to them.
The Trustees noted that the non-fee terms of the Agreements were substantially the same as those of the investment management agreements in effect for the most recently launched funds within the Trust. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including among others Mr. Jeffrey Gundlach, and the strong investor interest in products managed by DoubleLine.
The Trustees considered that the investment approach of the Commodity ETF would be similar to that of certain series of the
DoubleLine Funds Trust, including DoubleLine Strategic Commodity Fund, DoubleLine Shiller Enhanced CAPE
®
, DoubleLine Shiller
Enhanced International CAPE
®
, and DoubleLine Multi-Asset Trend Fund, in that the Fund’s investment portfolio would consist of

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)
(Unaudited)
March 31, 2024
Annual Report
|
March 31, 2024

fixed income investments, on the one hand, and exposure to an index – the Barclays Backwardation Tilt Multi-Strategy Index (the
“Index”) – that DoubleLine Alternatives expected to achieve through swaps, on the other. With respect to the Fortune 500 ETF, the
Trustees considered that ETF Adviser does not currently manage any accounts in a similar style or strategy to the Fund. The Trustees considered that the Fortune 500 ETF generally will invest at least 80% of its net assets in securities that comprise the Barclays
Fortune 500 Equal Weighted Index or in investments with economic characteristics similar to one or more of the securities that comprise such index. With respect to both Funds, the Trustees considered the qualifications, experience, and responsibilities of the proposed portfolio management team of each Fund and other key personnel who would be involved in the day-to-day investment activities of the Funds. The Trustees considered DoubleLine Alternatives’ experience in managing fixed income portfolios, and
ETF Adviser’s experience in managing similar products, generally. They also considered in respect of Commodity ETF the portfolio management team’s experience managing swaps, including index-based swaps, and DoubleLine’s experience more generally trading and valuing those instruments.
The Trustees considered that the Advisers would provide a variety of services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees also considered the nature, extent, and structure of the compliance procedures and the trading capabilities of DoubleLine Alternatives and ETF Adviser. The Trustees
concluded that it appeared that the Advisers would have, or have available to them, sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform their duties under the proposed Agreements and that the nature, overall quality, and extent of the management services to be provided to the Fund appeared likely to be satisfactory and reliable. They also considered the possible effects of adding additional ETFs to the Trust on the capacities of the
Advisers.
The Trustees considered the proposed structure and level of the advisory fee to be paid under the Advisory Agreements. The
Trustees considered comparative expense information provided by Strategic Insight, an Asset International Company (“Strategic
Insight”). In reviewing the Strategic Insight report, the Trustees also considered each Fund’s unitary fee structure and the structures of the fees of the peers presented for their consideration. The Independent Trustees met with representatives of Strategic Insight who had participated in the construction and analysis of the comparative expense peer group shown in the Strategic Insight report.
With respect to the Commodity ETF, the Trustees noted that the information provided by Strategic Insight indicated that the Fund’s proposed advisory fee under the Advisory Agreement was in the second quartile of the peer group and at the peer group median.
With respect to the Fortune 500 ETF, the Trustees noted that the information provided by Strategic Insight indicated that the Fund’s proposed advisory fee under the Advisory Agreement was in the first quartile of the peer group and below the peer group median.
Consistent with general ETF industry practice, the Trustees noted the Funds’ proposed “unitary” fee structure, under which the adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees considered that the
Advisers would pay all operating expenses of the Funds, except for, among others: (i) management fees; (ii) interest expenses; (iii)
dividends and other expenses on securities sold short; (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (vi) acquired fund fees and expenses; (vii) accrued deferred tax liabilities; (viii) distribution fees or expenses; and (ix) any extraordinary expenses (such as litigation expenses).
The Trustees reviewed information as to general estimates of the Advisers’ profitability from managing each Fund during the proposed initial term, taking into account among other things information about both the direct and the indirect benefits to the
Advisers. The Trustees considered information provided by the Advisers as to the methods they use, and the assumptions they make, in estimating and projecting their profitability. The Trustees also considered in this regard the Advisers’ significant investment in sponsoring, forming and registering each Fund during its start-up period and the related risks of those activities. The Trustees noted other benefits that could potentially be received by the Advisers and their affiliates as a result of the Advisers’ relationship with the Funds, including possible ancillary benefits to the Advisers’ retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds. The Trustees considered DoubleLine’s approach to advisory fees generally, including proposing advisory fees for each Fund designed to cause each Fund to have a competitive fee structure even at low asset levels and that, in DoubleLine’s belief, the proposed advisory fees reflected reasonably foreseeable economies of scale that the Advisers might experience as each Fund’s assets grow at least through the proposed initial term. In light of all of the information evaluated, including relevant information received from the Advisers in prior meetings concerning other funds within the Trust, the
Trustees concluded that the Advisers’ profit from managing the Funds would likely not be excessive during the proposed initial term and that it did not appear appropriate at this time to consider the implementation of breakpoints in the advisory fee.

Evaluation of Advisory Agreements by the Board of Trustees
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
The Trustees noted that due to tax rules applicable to companies seeking to qualify as regulated investment companies under the
Internal Revenue Code of 1986, as amended, a wholly owned subsidiary of Commodity ETF, DoubleLine Commodity ETF Ltd. (“ETF
Commodity Ltd.”), had been organized as a Cayman Islands exempted company, to facilitate Commodity ETF’s desired investment exposure without eliminating the Commodity ETF’s ability to qualify as a regulated investment company. The Trustees considered the same factors and evaluated the terms of the investment management agreement between Commodity ETF Ltd. and DoubleLine
Alternatives in the same manner as they had considered the Advisory Agreement for the Commodity ETF and also noted their understanding that Commodity ETF’s advisory fees under its investment advisory agreement would be reduced by any advisory fees directly borne by ETF Commodity Ltd.
On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the Agreements for the proposed initial term.

Semi-Annual Report
|
March 31, 2024

Information About Proxy Voting
(Unaudited)
March 31, 2024
Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period will be available no later than the following August 31st without charge, upon request, by calling (855) 937-0772 and on the SEC’s website at
http://www.sec.gov.
Copies of the written Proxy Policy are available by calling (855) 937-0772.
Information About Portfolio Holdings
All ETFs (other than DoubleLine Shiller CAPE
®
U.S. Equities ETF)
The DoubleLine Bond ETFs’ entire portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Funds’ in-
kind creation basket and the in-kind redemption basket is publicly disseminated daily prior to the opening of the Exchange via the
NSCC.
Greater than daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of service providers to the Funds involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, and (ii) to other personnel of the Funds’ service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable law, agreements with the Funds, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Funds, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to the Funds and (ii) generally after it has been disseminated to the NSCC. Portfolio holdings of Commodity
Strategy ETF and Fortune 500 ETF are also provided or otherwise available on a real-time basis to the sponsor of the Barclays
Backwardation Tilt Multi-Strategy Index and the Barclays Fortune 500 Equal Weighted Total Return Index, respectively, to allow the sponsor of such index to oversee compliance with the terms of the license or trading arrangements between the sponsor and such
Fund’s Adviser relating to the Fund.
No person is authorized to disclose any of the Funds’ portfolio holdings or other investment positions (whether in writing, by fax, by
e-mail, orally, or by other means) except in accordance with the above. The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings. The Board reviews the implementation of this policy on a periodic basis.
DoubleLine Shiller CAPE
®
U.S. Equities ETF
The Equities ETF does not make its full portfolio holdings publicly available on a daily basis. Information regarding the Fund’s portfolio holdings may be shared at any time with employees of the Adviser and other affiliated parties involved in the management, administration or operations of the Fund (referred to as fund-affiliated personnel). Any dissemination of non-public information that could be material must occur to all shareholders at the same time and in a forum typically used to disseminate information broadly.
Under its portfolio holdings disclosure policy, the Fund may release portfolio holdings information on a regular basis to its custodian or sub-custodians, its fund accounting agent, its proxy voting provider, an AP Representative, any clearing broker used by an AP Representative, the entity responsible for the calculation of the verified intraday indicative value (“VIIV”), rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. The Fund may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the Fund, the Adviser, or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.
The Fund’s portfolio holdings are provided or otherwise available on a real-time basis to third-party service providers of the Fund
(and their personnel) who require the information to provide services to the Fund, including: the Adviser; the Fund’s custodian,
JPMorgan Chase Bank, N.A.; pricing service providers, including Thomson Reuters/Lipper; liquidity risk management program service providers, including ICE Data Pricing & Reference Data, LLC; broker-dealers who facilitate the Fund’s trading; creditors or securities lending agents (if any); the Fund’s administrator, JPMorgan Chase Bank, N.A.; auditors, including the Fund’s Independent Registered
Public Accounting Firm, Deloitte & Touche LLP; AP Representatives; ICE Data Services, the party responsible for the calculation of

Information About Portfolio Holdings
(Cont.)

DoubleLine ETF Trust
the VIIV; service providers for back office/support services, including Bank of New York Mellon; and Ropes & Gray LLP, counsel to the
Fund.
The approval of the Fund’s Chief Compliance Officer, or his or her designee, must be obtained before entering into any new ongoing arrangement or modifying any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.
Because the Fund does not publicly disclose its portfolio holdings daily, the selective disclosure of material nonpublic information, including information other than portfolio information, is more likely to provide an unfair advantage to the recipient than in other
ETFs. Accordingly, the Fund and each person acting on behalf of the Fund is required to comply with Regulation Fair Disclosure as if it applied to them (except that the exemptions provided in Rule 100(b)(2)(iii) therein shall not apply). In addition, the portfolio holdings are considered material, non-public information under the Code of Ethics of the Fund, the Adviser, and Distributor and the
agreements related to the Fund’s other service providers with, or any other party given, access to the portfolio holdings, including the custodian, administrator and fund accountant, include appropriate confidentiality provisions and be generally prohibited from using this information for any purpose other than providing services to the Fund, including trading based upon this information.
The Fund uses AP Representatives who establish and maintain a confidential account for the benefit of an AP, in order to engage in in-kind creation and redemption activity. Each business day, the Fund’s custodian transmits the composition of the Fund’s creation basket to each AP Representative.
Pursuant to a confidential account agreement, each AP Representative is restricted from disclosing the creation basket and undertakes an obligation not to use the identity or weighting of the securities in the creation basket for any purpose other than executing creations and redemptions for the Fund. The confidential account enables APs to transact in the underlying securities of the creation basket through their AP Representatives, enabling them to engage in in-kind creation or redemption activity.
In addition, in connection with the management of the Fund’s investment exposure, including, specifically, with respect to the re-constitution or re-balancing of the Shiller Barclays CAPE
®
US Sector TR USD Index (the “Index”), the Fund may make its current portfolio holdings available publicly on the Fund’s website at https://doubleline.com/wp-content/uploads/DoubleLine-Shiller-
Enhanced-CAPE-Holdings.pdf. Such information, when it is made available, will be made available in connection with the re-
constitution or re-balancing of the Index, and will be made available within five business days prior to month end.
Each Fund’s complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC as exhibits to Form N-PORT, and each Fund’s complete schedule of investments following the second and fourth fiscal quarters is available in Shareholder Reports filed with the SEC on Form N-CSR.
Complete schedules of investments filed with the SEC on Form N-CSR and as exhibits to Form N-PORT are not distributed to Fund shareholders but are available, free of charge, on the SEC’s website at www.sec.gov. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its complete schedule of investments is available without charge, upon request, by calling (855) 937-0772 or on the Funds’ website at www.doubleline.com.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual
Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call (855) 937-0772 to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report
|
March 31, 2024

Privacy Policy
(Unaudited)
March 31, 2024
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we” and “our”) collects, shares, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’
non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;
Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.
Where We Obtain Your Personal Information
Information we receive about you on applications or other forms;
Information you may give us orally;
Information about your transactions with us or others;
Information you submit to us in correspondence, including emails or other electronic communications; and
Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help
DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as "cookies") allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google
Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of
Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

Privacy Policy
(Cont.)

DoubleLine ETF Trust
(Unaudited)
March 31, 2024
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to the Funds or you. For example, it might be necessary to do so in order to process transactions and maintain accounts.
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.
We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information.
Please review the following applicable California privacy notice that is available at www.doubleline.com, or by contacting us at
Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice Related To “Natural Persons” Residing In The European Economic Area (the “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
the country to which we send the personal information may have been assessed by the European Commission as providing an "adequate" level of protection for personal data;or
the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
Notice to Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the
Cayman Islands.

Privacy Policy
(Cont.)
(Unaudited)
March 31, 2024
Semi-Annual Report
|
March 31, 2024

Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
for the purposes for which the personal information was collected;
in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to,
U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
the right to access and port personal information;
the right to rectify personal information;
the right to restrict the use of personal information;
the right to request that personal information is erased; and
the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary,
DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

March 31, 2024
Investment Advisers:
DoubleLine ETF Adviser LP and DoubleLine Alternatives LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator and Transfer Agent:
JP Morgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Custodian:
JP Morgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive, Suite 100
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1121 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
(855) 937-0772
DL-SEMI-ETF
DoubleLine | | 2002 North Tampa Street, Suite 200 | | Tampa, FL 33602 | | (813) 791-7333
ETFinfo@doubleline.com | | www.doubleline.com

(b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)
Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)           File the exhibits listed below as part of this Form.

(1) Code of Ethics – Not required for this filing.

                (2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                (3) Not applicable.

                (4) There has been no change to the registrant’s independent public accountant during the reporting period.

(b)
Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DoubleLine ETF Trust

By:         /s/Ronald Redell
Ronald R. Redell
President
May 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/Ronald Redell
Ronald R. Redell
President
May 24, 2024

By:
/s/Henry Chase
Henry V. Chase
Treasurer and Principal Financial and Accounting Officer
May 24, 2024